UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/17

Item 1.	Reports to Stockholders.

Annual Report
and Shareholder Letter
December 31, 2017
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the 12 months ended December 31, 2017, mostly upbeat economic data, improved corporate earnings and supportive monetary policies were positives for US securities markets. After two rate increases earlier in 2017, at its December meeting the US Federal Reserve (Fed) raised the target range for its benchmark federal funds rate 0.25% to 1.25%–1.50% amid ongoing labor market strength, rising economic activity and low inflation in the US. The Fed also announced a gradual monthly reduction in its balance sheet starting in January of 2018 as part of its ongoing plan to normalize monetary policy.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +21.83% total return.1 Stocks in global developed markets, as measured by the MSCI World Index, returned +23.07% for the same period.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, posted a +3.54% 12-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Contents

Annual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Economic and Market Overview

The global economy grew moderately during the 12-month period under review. In this environment, global developed and emerging market stocks generated a +24.62% total return, as measured by the MSCI All Country World Index.1 Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and investor optimism about pro-growth and pro-business policies in the US. The prospect for reforms in the European Union (EU) with Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports and the passage of the US tax reform bill also supported global stocks.

However, global markets reflected investor concerns about the terms of the UK’s exit from the EU, political uncertainty in the US and the EU, and geopolitical tensions in the Korean peninsula and other regions. Other concerns included the health of European banks, global oil oversupply despite a pact by major oil-producing countries to extend production cuts, and comments from key central bankers around the world about potentially raising interest rates.

After strengthening in 2017’s second and third quarters, the US economy moderated in the fourth quarter. The economy grew faster in 2017 than in 2016, however, largely due to growth in consumer spending, business investment and exports. The unemployment rate decreased from 4.7% in December 2016 to 4.1% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.1% in December 2016, and while it varied over the 12-month period, remained unchanged at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% three times during the period, amid signs of a growing US economy, strengthening labor market and improving business spending. At its December meeting, the Fed confirmed that the monthly balance sheet reduction would increase from US$10 billion to US$20 billion beginning in January 2018.

In Europe, the UK’s economic growth moderated in 2017 compared to 2016, largely due to slower growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The eurozone’s growth accelerated in 2017’s second and third quarters, but moderated in the fourth quarter. However, the eurozone’s 2017

1. Source: Morningstar.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

economic growth rate was the fastest in a decade. The bloc’s annual inflation rate, while low, ended higher than in December 2016. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew for the third consecutive quarter, although third-quarter 2017 growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s first three quarters compared to the prior-year periods, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017 than in 2016, supported by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Conservative Allocation Fund

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +10.58% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +24.62% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +7.69% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings

12/31/17

% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	17.0%
Franklin U.S. Government Securities Fund – Class R6	10.7%
Templeton Global Total Return Fund – Class R6	9.7%
Franklin Strategic Income Fund – Class R6	9.3%
Franklin Growth Fund – Class R6	9.0%
Franklin DynaTech Fund – Class R6	6.1%
Franklin Rising Dividends Fund – Class R6	4.7%
Franklin LibertyQ Emerging Markets ETF	3.9%
Franklin International Small Cap Growth Fund – Class R6	3.4%
Franklin Mutual European Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 51.8% of total net assets to fixed income, 41.6% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 27.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

equity and 4.9% to alternative strategies. Domestic fixed income exposure was 81.3% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, representing 17.0% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 65.4% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.0% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund –Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+10.58%	+4.21%
5-Year	+28.72%	+3.94%
10-Year	+53.68%	+3.77%

Advisor
1-Year	+10.88%	+10.88%
5-Year	+30.42%	+5.46%
10-Year	+57.74%	+4.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 8 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

A	$0.2364	$0.0923	$0.3287

C	$0.1261	$0.0923	$0.2184

R	$0.1975	$0.0923	$0.2898

R6	$0.2891	$0.0923	$0.3814

Advisor	$0.2763	$0.0923	$0.3686

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	1.24%	1.24%
Advisor	0.99%	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,044.80	$3.25	$1,022.03	$3.21	0.63%
C	$1,000	$1,040.80	$7.10	$1,018.25	$7.02	1.38%
R	$1,000	$1,043.40	$4.53	$1,020.77	$4.48	0.88%
R6	$1,000	$1,046.20	$1.44	$1,023.79	$1.43	0.28%
Advisor	$1,000	$1,046.30	$1.96	$1,023.29	$1.94	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +14.98% cumulative total return for the 12 months under review In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +24.62% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +7.69% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	13.8%
Franklin Low Duration Total Return Fund – Class R6	10.7%
Franklin DynaTech Fund – Class R6	8.5%
Franklin Rising Dividends Fund – Class R6	7.0%
Franklin U.S. Government Securities Fund – Class R6	6.5%
Templeton Global Total Return Fund – Class R6	5.9%
Franklin Strategic Income Fund – Class R6	5.7%
Franklin LibertyQ Emerging Markets ETF	5.7%
Franklin International Small Cap Growth Fund – Class R6	5.3%
Franklin Mutual European Fund – Class R6	5.0%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 61.8% of total net assets to equity, 31.9% to fixed income, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN MODERATE ALLOCATION FUND

4.9% to alternative strategies. Domestic equity exposure was 64.9% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 13.8% of total net assets. On the fixed income side, domestic exposure was 81.5% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 10.7% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+14.98%	+8.35%
5-Year	+40.89%	+5.84%
10-Year	+66.90%	+4.63%

Advisor
1-Year	+15.20%	+15.20%
5-Year	+42.61%	+7.36%
10-Year	+71.13%	+5.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 14 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2887	$0.0698	$0.6026	$0.9611
C	$0.1648	$0.0698	$0.6026	$0.8372
R	$0.2295	$0.0698	$0.6026	$0.9019
R6	$0.3498	$0.0698	$0.6026	$1.0222
Advisor	$0.3333	$0.0698	$0.6026	$1.0057

Total Annual Operating Expenses[5]

Share Class
A	1.27%
Advisor	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,064.10	$3.38	$1,021.93	$3.31	0.65%
C	$1,000	$1,060.60	$7.27	$1,018.15	$7.12	1.40%
R	$1,000	$1,063.20	$4.68	$1,020.67	$4.58	0.90%
R6	$1,000	$1,065.90	$1.46	$1,023.79	$1.43	0.28%
Advisor	$1,000	$1,065.50	$2.08	$1,023.19	$2.04	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	15

Franklin Growth Allocation Fund

This annual report for Franklin Growth Allocation Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +19.45% cumulative total return for the 12 months under review In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +24.62% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +7.69% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.3%
Franklin DynaTech Fund – Class R6	11.3%
Franklin Rising Dividends Fund – Class R6	9.2%
Franklin LibertyQ Emerging Markets ETF	7.9%
Franklin International Small Cap Growth Fund – Class R6	7.4%
Franklin Mutual European Fund – Class R6	6.6%
Templeton Foreign Fund – Class R6	5.8%
Franklin Low Duration Total Return Fund – Class R6	4.0%
Financial Select Sector SPDR ETF	3.9%
Franklin Utilities Fund – Class R6	3.7%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 81.9% of total net assets to equity, 11.7% to fixed income and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 41.

16	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

4.9% to alternative strategies. Domestic equity exposure was 63.6% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 17.3% of total net assets. On the fixed income side, domestic exposure was 82.1% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 4.0% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund –Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+19.45%	+12.60%
5-Year	+57.15%	+8.18%
10-Year	+74.54%	+5.10%

Advisor
1-Year	+19.77%	+19.77%
5-Year	+59.12%	+9.73%
10-Year	+79.11%	+6.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 20 for Performance Summary footnotes.

franklintempleton.com	Annual Report	19

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.3246	$0.0818	$1.0289	$1.4353
C	$0.1798	$0.0818	$1.0289	$1.2905
R	$0.2660	$0.0818	$1.0289	$1.3767
R6	$0.4020	$0.0818	$1.0289	$1.5127
Advisor	$0.3713	$0.0818	$1.0289	$1.4820

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	1.32%	1.36%
Advisor	1.07%	1.11%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

20	Annual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,083.30	$3.41	$1,021.93	$3.31	0.65%
C	$1,000	$1,079.50	$7.34	$1,018.15	$7.12	1.40%
R	$1,000	$1,082.40	$4.72	$1,020.67	$4.58	0.90%
R6	$1,000	$1,085.40	$1.37	$1,023.89	$1.33	0.26%
Advisor	$1,000	$1,084.80	$2.10	$1,023.19	$2.04	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.74	$13.40	$14.53	$14.65	$14.06

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.14	0.28	0.40	0.31

Net realized and unrealized gains (losses)	1.25	0.45	(0.60)	0.09	1.12

Total from investment operations	1.45	0.59	(0.32)	0.49	1.43

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.15)	(0.28)	(0.42)	(0.32)

Net realized gains	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.33)	(0.25)	(0.81)	(0.61)	(0.84)

Net asset value, end of year	$14.86	$13.74	$13.40	$14.53	$14.65

Total return[d]	10.58%	4.39%	(2.26)%	3.35%	10.39%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.63%	0.63%	0.62%	0.63%	0.60%

Expenses net of waiver and payments by affiliates[e]	0.63%[f]	0.63%[f]	0.62%[f]	0.63%[f]	0.59%

Net investment income[c]	1.37%	1.01%	1.97%	2.67%	2.11%

Supplemental data

Net assets, end of year (000’s)	$800,141	$809,039	$905,537	$910,523	$871,541

Portfolio turnover rate	17.99%	34.83%	17.69%	16.67%	57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2017		2016	2015		2014		2013

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.47		$13.15	$14.27		$14.40		$13.83

Income from investment operations[a]:

Net investment income[b,c]	0.09		0.04	0.17		0.28		0.20

Net realized and unrealized gains (losses)	1.23		0.43	(0.58)		0.09		1.11

Total from investment operations	1.32		0.47	(0.41)		0.37		1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.13)		(0.05)	(0.18)		(0.31)		(0.22)

Net realized gains	(0.09)		(0.10)	(0.53)		(0.19)		(0.52)

Total distributions	(0.22)		(0.15)	(0.71)		(0.50)		(0.74)

Net asset value, end of year	$14.57		$13.47	$13.15		$14.27		$14.40

Total return[d]	9.80%		3.55%	(2.96)%		2.58%		9.61%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.38%		1.37%	1.37%		1.38%		1.35%

Expenses net of waiver and payments by affiliates[e]	1.38%	[f]	1.37%[f]	1.37%	[f]	1.38%	[f]	1.34%

Net investment income[c]	0.62%		0.27%	1.22%		1.92%		1.36%

Supplemental data

Net assets, end of year (000’s)	$423,890		$470,582	$536,548		$549,222		$524,756

Portfolio turnover rate	17.99%		34.83%	17.69%		16.67%		57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2017		2016		2015		2014		2013

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.69		$13.35		$14.48		$14.60		$14.01

Income from investment operations[a]:

Net investment income[b,c]	0.16		0.10		0.24		0.35		0.26

Net realized and unrealized gains (losses)	1.24		0.45		(0.59)		0.10		1.14

Total from investment operations	1.40		0.55		(0.35)		0.45		1.40

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)		(0.11)		(0.25)		(0.38)		(0.29)

Net realized gains	(0.09)		(0.10)		(0.53)		(0.19)		(0.52)

Total distributions	(0.29)		(0.21)		(0.78)		(0.57)		(0.81)

Net asset value, end of year	$14.80		$13.69		$13.35		$14.48		$14.60

Total return	10.25%		4.15%		(2.52)%		3.10%		10.14%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.88%		0.88%		0.87%		0.88%		0.85%

Expenses net of waiver and payments by affiliates[d]	0.88%	[e]	0.88%	[e]	0.87%	[e]	0.88%	[e]	0.84%

Net investment income[c]	1.12%		0.76%		1.72%		2.42%		1.86%

Supplemental data

Net assets, end of year (000’s)	$103,629		$124,018		$139,592		$159,897		$166,927

Portfolio turnover rate	17.99%		34.83%		17.69%		16.67%		57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.72	$13.39	$14.52	$14.63	$14.62

Income from investment operations[b]:

Net investment income[c,d]	0.25	0.18	0.36	0.33	0.54

Net realized and unrealized gains (losses)	1.25	0.44	(0.63)	0.22	0.32

Total from investment operations	1.50	0.62	(0.27)	0.55	0.86

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.19)	(0.33)	(0.47)	(0.33)

Net realized gains	(0.09)	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.38)	(0.29)	(0.86)	(0.66)	(0.85)

Net asset value, end of year	$14.84	$13.72	$13.39	$14.52	$14.63

Total return[e]	10.99%	4.69%	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.32%	0.30%	0.29%	0.28%	1.06%

Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%	0.28%	0.28%[h]	0.28%

Net investment income[d]	1.72%	1.36%	2.31%	3.02%	2.44%

Supplemental data

Net assets, end of year (000’s)	$2,149	$2,197	$2,282	$1,654	$37

Portfolio turnover rate	17.99%	34.83%	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Year Ended December 31,
	2017		2016		2015		2014		2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$13.74		$13.39		$14.52		$14.64		$14.05

Income from investment operations[a]:

Net investment income[b,c]	0.25		0.17		0.32		0.41		0.35

Net realized and unrealized gains (losses)	1.24		0.45		(0.60)		0.11		1.12

Total from investment operations	1.49		0.62		(0.28)		0.52		1.47

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.28)		(0.17)		(0.32)		(0.45)		(0.36)

Net realized gains	(0.09)		(0.10)		(0.53)		(0.19)		(0.52)

Total distributions	(0.37)		(0.27)		(0.85)		(0.64)		(0.88)

Net asset value, end of year	$14.86		$13.74		$13.39		$14.52		$14.64

Total return	10.88%		4.69%		(2.02)%		3.61%		10.67%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.38%		0.38%		0.37%		0.38%		0.35%

Expenses net of waiver and payments by affiliates[d]	0.38%	[e]	0.38%	[e]	0.37%	[e]	0.38%	[e]	0.34%

Net investment income[c]	1.62%		1.26%		2.22%		2.92%		2.36%

Supplemental data

Net assets, end of year (000’s)	$38,934		$27,578		$82,234		$90,263		$105,657

Portfolio turnover rate	17.99%		34.83%		17.69%		16.67%		57.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin Conservative Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.3%
	Alternative Strategies 4.9%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	3,062,011	$34,692,578
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	4,757,464	31,779,860

			66,472,438

	Domestic Equity 27.2%
	Financial Select Sector SPDR ETF	973,600	27,173,176
[a,b]	Franklin DynaTech Fund, Class R6	1,227,952	83,193,742
[a]	Franklin Growth Fund, Class R6	1,306,742	123,539,374
[a]	Franklin LibertyQ U.S. Equity ETF	632,000	18,271,057
[a]	Franklin Rising Dividends Fund, Class R6	1,062,619	64,915,393
[a,b]	Franklin Small Cap Growth Fund, Class R6	360,599	8,567,841
[a]	Franklin Utilities Fund, Class R6	1,330,449	25,065,660
	iShares S&P 500 Value ETF	193,555	22,111,723

			372,837,966

	Domestic Fixed Income 42.1%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	4,775,895	41,884,603
[a]	Franklin Low Duration Total Return Fund, Class R6	23,643,338	232,177,580
[a]	Franklin Strategic Income Fund, Class R6	12,986,969	127,921,643
[a]	Franklin U.S. Government Securities Fund, Class R6	24,011,063	145,987,262
	iShares iBoxx $ Investment Grade Corporate Bond ETF	235,000	28,566,600

			576,537,688

	Foreign Equity 14.4%
[a]	Franklin FTSE Europe ETF	563,900	14,382,270
[a]	Franklin International Small Cap Growth Fund, Class R6	2,321,149	46,771,155
[a]	Franklin LibertyQ Emerging Markets ETF	1,606,500	53,086,792
[a]	Franklin Mutual European Fund, Class R6	2,146,356	44,880,300
[a]	Templeton Foreign Fund, Class R6	4,705,606	37,362,514

			196,483,031

	Foreign Fixed Income 9.7%
[a]	Templeton Global Total Return Fund, Class R6	11,050,252	133,155,536

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,142,599,906)		1,345,486,659

	Short Term Investments 2.0%
	Money Market Funds (Cost $11,221,101) 0.8%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	11,221,101	11,221,101

franklintempleton.com	Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Conservative Allocation Fund (continued)
		Principal Amount	Value
	Repurchase Agreements (Cost $15,905,783) 1.2%
d	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $15,908,217)
	BNP Paribas Securities Corp. (Maturity Value $2,593,198)
	Deutsche Bank Securities Inc. (Maturity Value $2,890,364)
	HSBC Securities (USA) Inc. (Maturity Value $10,372,794)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $51,861)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $16,225,144)	$15,905,783	$15,905,783

	Total Investments (Cost $1,169,726,790) 100.3%		1,372,613,543
	Other Assets, less Liabilities (0.3)%		(3,871,049)

	Net Assets 100.0%		$1,368,742,494

See Abbreviations on page 60.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Year Ended December 31,
	2017	2016		2015		2014		2013

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.86	$14.49		$15.71		$15.78		$14.59

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.14		0.24		0.34		0.27

Net realized and unrealized gains (losses)	2.01	0.56		(0.51)		0.32		1.78

Total from investment operations	2.21	0.70		(0.27)		0.66		2.05

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.12)		(0.25)		(0.37)		(0.30)

Net realized gains	(0.67)	(0.21)		(0.70)		(0.36)		(0.56)

Total distributions	(0.96)	(0.33)		(0.95)		(0.73)		(0.86)

Net asset value, end of year	$16.11	$14.86		$14.49		$15.71		$15.78

Total return[d]	14.98%	4.94%		(1.89)%		4.07%		14.35%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.66%	0.63%		0.63%		0.65%		0.61%

Expenses net of waiver and payments by affiliates[e]	0.65%	0.63%	[f]	0.63%	[f]	0.65%	[f]	0.59%

Net investment income[c]	1.23%	0.93%		1.52%		2.08%		1.74%

Supplemental data

Net assets, end of year (000’s)	$1,407,956	$1,416,532		$1,594,882		$1,667,201		$1,636,122

Portfolio turnover rate	16.86%	29.22%		22.08%		17.95%		46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.48	$14.12	$15.33	$15.42	$14.28

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.03	0.12	0.21	0.15

Net realized and unrealized gains (losses)	1.94	0.55	(0.49)	0.31	1.74

Total from investment operations	2.01	0.58	(0.37)	0.52	1.89

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.16)	(0.01)	(0.14)	(0.25)	(0.19)

Net realized gains	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.83)	(0.22)	(0.84)	(0.61)	(0.75)

Net asset value, end of year	$15.66	$14.48	$14.12	$15.33	$15.42

Total return[d]	14.10%	4.25%	(2.68)%	3.35%	13.41%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.41%	1.37%	1.38%	1.40%	1.36%

Expenses net of waiver and payments by affiliates[e]	1.40%	1.37%[f]	1.38%[f]	1.40%[f]	1.34%

Net investment income[c]	0.48%	0.19%	0.77%	1.33%	0.99%

Supplemental data

Net assets, end of year (000’s)	$568,280	$595,911	$692,872	$716,712	$701,224

Portfolio turnover rate	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2017	2016		2015		2014		2013

Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.82	$14.44		$15.66		$15.73		$14.55

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.10		0.19		0.28		0.22

Net realized and unrealized gains (losses)	2.02	0.57		(0.51)		0.34		1.78

Total from investment operations	2.16	0.67		(0.32)		0.62		2.00

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.08)		(0.20)		(0.33)		(0.26)

Net realized gains	(0.67)	(0.21)		(0.70)		(0.36)		(0.56)

Total distributions	(0.90)	(0.29)		(0.90)		(0.69)		(0.82)

Net asset value, end of year	$16.08	$14.82		$14.44		$15.66		$15.73

Total return	14.69%	4.71%		(2.18)%		3.89%		13.97%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.91%	0.88%		0.88%		0.90%		0.86%

Expenses net of waiver and payments by affiliates[d]	0.90%	0.88%	[e]	0.88%	[e]	0.90%	[e]	0.84%

Net investment income[c]	0.98%	0.68%		1.27%		1.83%		1.49%

Supplemental data

Net assets, end of year (000’s)	$119,920	$158,192		$202,854		$263,864		$286,688

Portfolio turnover rate	16.86%	29.22%		22.08%		17.95%		46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.86	$14.49	$15.72	$15.79	$15.33

Income from investment operations[b]:

Net investment income[c,d]	0.26	0.19	0.31	0.25	0.77

Net realized and unrealized gains (losses)	2.01	0.57	(0.54)	0.47	0.56

Total from investment operations	2.27	0.76	(0.23)	0.72	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.35)	(0.18)	(0.30)	(0.43)	(0.31)

Net realized gains	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(1.02)	(0.39)	(1.00)	(0.79)	(0.87)

Net asset value, end of year	$16.11	$14.86	$14.49	$15.72	$15.79

Total return[e]	15.40%	5.34%	(1.59)%	4.52%	8.93%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.30%	0.28%	0.28%	0.27%	0.45%

Expenses net of waiver and payments by affiliates[g]	0.28%	0.28% [h]	0.28% [h]	0.27% [h]	0.26%

Net investment income[d]	1.60%	1.28%	1.87%	2.46%	2.07%

Supplemental data

Net assets, end of year (000’s)	$4,492	$5,106	$4,779	$4,205	$253

Portfolio turnover rate	16.86%	29.22%	22.08%	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.88	$14.50	$15.72	$15.79	$14.60

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.17	0.25	0.33	0.32

Net realized and unrealized gains (losses)	1.98	0.58	(0.49)	0.37	1.76

Total from investment operations	2.24	0.75	(0.24)	0.70	2.08

Less distributions from:

Net investment income and short term gains received from

Underlying Funds and exchange traded funds	(0.33)	(0.16)	(0.28)	(0.41)	(0.33)

Net realized gains	(0.67)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(1.00)	(0.37)	(0.98)	(0.77)	(0.89)

Net asset value, end of year	$16.12	$14.88	$14.50	$15.72	$15.79

Total return	15.20%	5.26%	(1.66)%	4.39%	14.56%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.41%	0.38%	0.38%	0.40%	0.36%

Expenses net of waiver and payments by affiliates[d]	0.40%	0.38% [e]	0.38% [e]	0.40% [e]	0.34%

Net investment income[c]	1.48%	1.18%	1.77%	2.33%	1.99%

Supplemental data

Net assets, end of year (000’s)	$52,575	$39,052	$52,975	$87,612	$159,303

Portfolio turnover rate	16.86%	29.22%	22.08%	17.95%	46.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin Moderate Allocation Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 4.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	4,819,654	$54,606,680
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	7,495,307	50,068,653

		104,675,333

Domestic Equity 40.1%
Financial Select Sector SPDR ETF	2,285,000	63,774,350
[a,b] Franklin DynaTech Fund, Class R6	2,697,370	182,746,832
[a] Franklin Growth Fund, Class R6	3,137,923	296,659,253
[a] Franklin LibertyQ U.S. Equity ETF	1,491,600	43,122,007
[a] Franklin Rising Dividends Fund, Class R6	2,481,720	151,608,304
[a,b] Franklin Small Cap Growth Fund, Class R6	898,062	21,337,942
[a] Franklin Utilities Fund, Class R6	3,257,195	61,365,547
iShares S&P 500 Value ETF	376,769	43,042,091

		863,656,326

Domestic Fixed Income 26.0%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,554,612	39,943,948
[a] Franklin Low Duration Total Return Fund, Class R6	23,485,173	230,624,402
[a] Franklin Strategic Income Fund, Class R6	12,546,900	123,586,961
[a] Franklin U.S. Government Securities Fund, Class R6	22,962,139	139,609,805
iShares iBoxx $Investment Grade Corporate Bond ETF	216,700	26,342,052

		560,107,168

Foreign Equity 21.7%
[a] Franklin FTSE Europe ETF	1,355,700	34,577,129
[a] Franklin International Small Cap Growth Fund, Class R6	5,695,077	114,755,802
[a] Franklin LibertyQ Emerging Markets ETF	3,701,700	122,322,676
[a] Franklin Mutual European Fund, Class R6	5,109,534	106,840,346
[a] Templeton Foreign Fund, Class R6	11,216,882	89,062,047

		467,558,000

Foreign Fixed Income 5.9%
[a] Templeton Global Total Return Fund, Class R6	10,484,568	126,339,039

Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,656,402,226)		2,122,335,866

Short Term Investments 1.8%
Money Market Funds (Cost $25,309) 0.0%†
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	25,309	25,309

34	Annual Report |	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value
Repurchase Agreements (Cost $38,626,674) 1.8%
[d]Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $38,632,582)
BNP Paribas Securities Corp. (Maturity Value $6,297,497)
Deutsche Bank Securities Inc. (Maturity Value $7,019,154)
HSBC Securities (USA) Inc. (Maturity Value $25,189,989)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $125,942)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S.
Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $39,402,230)	$38,626,674	$38,626,674

Total Investments (Cost $1,695,054,209) 100.4%		2,160,987,849
Other Assets, less Liabilities (0.4)%		(7,764,092)

Net Assets 100.0%		$2,153,223,757

See Abbreviations on page 60.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.43	$17.01	$18.57	$18.40	$15.81

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.14	0.21	0.24	0.19

Net realized and unrealized gains (losses)	3.12	0.75	(0.48)	0.67	3.09

Total from investment operations	3.34	0.89	(0.27)	0.91	3.28

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.32)	(0.14)	(0.21)	(0.29)	(0.25)

Net realized gains	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(1.43)	(0.47)	(1.29)	(0.74)	(0.69)

Net asset value, end of year	$19.34	$17.43	$17.01	$18.57	$18.40

Total return[d]	19.45%	5.36%	(1.66)%	4.95%	20.98%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.70%	0.69%	0.67%	0.68%	0.65%

Expenses net of waiver and payments by affiliates[e]	0.65%[f]	0.65%	0.65%	0.63%	0.59%

Net investment income[c]	1.14%	0.83%	1.10%	1.25%	1.10%

Supplemental data

Net assets, end of year (000’s)	$873,011	$822,833	$888,096	$887,856	$814,901

Portfolio turnover rate	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$16.99	$16.59	$18.15	$18.00	$15.50

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.02	0.07	0.09	0.06

Net realized and unrealized gains (losses)	3.04	0.72	(0.47)	0.67	3.01

Total from investment operations	3.11	0.74	(0.40)	0.76	3.07

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.18)	(0.01)	(0.08)	(0.16)	(0.13)

Net realized gains	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(1.29)	(0.34)	(1.16)	(0.61)	(0.57)

Net asset value, end of year	$18.81	$16.99	$16.59	$18.15	$18.00

Total return[d]	18.56%	4.59%	(2.41)%	4.21%	20.04%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.45%	1.43%	1.42%	1.43%	1.40%

Expenses net of waiver and payments by affiliates[e]	1.40%[f]	1.39%	1.40%	1.38%	1.34%

Net investment income[c]	0.39%	0.09%	0.35%	0.50%	0.35%

Supplemental data

Net assets, end of year (000’s)	$311,640	$308,736	$336,557	$336,213	$309,869

Portfolio turnover rate	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.22	$16.80	$18.34	$18.18	$15.63

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.09	0.14	0.17	0.14

Net realized and unrealized gains (losses)	3.11	0.75	(0.44)	0.68	3.05

Total from investment operations	3.26	0.84	(0.30)	0.85	3.19

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.09)	(0.16)	(0.24)	(0.20)

Net realized gains	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(1.38)	(0.42)	(1.24)	(0.69)	(0.64)

Net asset value, end of year	$19.10	$17.22	$16.80	$18.34	$18.18

Total return	19.17%	5.12%	(1.93)%	4.72%	20.67%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.95%	0.94%	0.92%	0.93%	0.90%

Expenses net of waiver and payments by affiliates[d]	0.90%[e]	0.90%	0.90%	0.88%	0.84%

Net investment income[c]	0.89%	0.58%	0.85%	1.00%	0.85%

Supplemental data

Net assets, end of year (000’s)	$100,258	$112,272	$147,426	$182,211	$192,361

Portfolio turnover rate	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

eBenefit of expense reduction rounds to less than 0.01%.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.48	$17.06	$18.61	$18.44	$16.88

Income from investment operations[b]:

Net investment income[c,d]	0.31	0.22	0.32	0.15	0.62

Net realized and unrealized gains (losses)	3.12	0.74	(0.51)	0.83	1.68

Total from investment operations	3.43	0.96	(0.19)	0.98	2.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.40)	(0.21)	(0.28)	(0.36)	(0.30)

Net realized gains	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(1.51)	(0.54)	(1.36)	(0.81)	(0.74)

Net asset value, end of year	$19.40	$17.48	$17.06	$18.61	$18.44

Total return[e]	19.90%	5.77%	(1.27)%	5.38%	13.88%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.31%	0.30%	0.29%	0.28%	0.95%

Expenses net of waiver and payments by affiliates[g]	0.25%[h]	0.26%	0.26%	0.23%	0.22%

Net investment income[d]	1.54%	1.22%	1.49%	1.65%	1.47%

Supplemental data

Net assets, end of year (000’s)	$3,364	$2,822	$2,549	$1,755	$42

Portfolio turnover rate	16.90%	30.19%	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$17.49	$17.06	$18.62	$18.45	$15.85

Income from investment operations[a]:

Net investment income[b,c]	0.26	0.18	0.25	0.27	0.24

Net realized and unrealized gains (losses)	3.15	0.76	(0.47)	0.68	3.09

Total from investment operations	3.41	0.94	(0.22)	0.95	3.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.37)	(0.18)	(0.26)	(0.33)	(0.29)

Net realized gains	(1.11)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(1.48)	(0.51)	(1.34)	(0.78)	(0.73)

Net asset value, end of year	$19.42	$17.49	$17.06	$18.62	$18.45

Total return	19.77%	5.60%	(1.41)%	5.23%	21.26%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.45%	0.44%	0.42%	0.43%	0.40%

Expenses net of waiver and payments by affiliates[d]	0.40%[e]	0.40%	0.40%	0.38%	0.34%

Net investment income[c]	1.39%	1.08%	1.35%	1.50%	1.35%

Supplemental data

Net assets, end of year (000’s)	$38,912	$39,211	$49,634	$52,250	$74,808

Portfolio turnover rate	16.90%	30.19%	20.40%	17.55%	30.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

eBenefit of expense reduction rounds to less than 0.01%.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin Growth Allocation Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.5%
	Alternative Strategies 4.9%
a	Franklin K2 Alternative Strategies Fund, Class R6	2,959,095	$33,526,546
a	Franklin Pelagos Commodities Strategy Fund, Class R6	4,606,601	30,772,095

			64,298,641

	Domestic Equity 52.1%
	Financial Select Sector SPDR ETF	1,861,300	51,948,883
a,b	Franklin DynaTech Fund, Class R6	2,218,583	150,309,019
a	Franklin Growth Fund, Class R6	2,425,586	229,314,863
a	Franklin LibertyQ U.S. Equity ETF	1,150,500	33,260,840
a	Franklin Rising Dividends Fund, Class R6	2,009,236	122,744,256
a,b	Franklin Small Cap Growth Fund, Class R6	683,285	16,234,862
a	Franklin Utilities Fund, Class R6	2,579,038	48,589,081
	iShares S&P 500 Value ETF	337,557	38,562,512

			690,964,316

	Domestic Fixed Income 9.6%
a	Franklin Floating Rate Daily Access Fund, Class R6	1,026,096	8,998,861
a	Franklin Low Duration Total Return Fund, Class R6	5,442,537	53,445,711
a	Franklin Strategic Income Fund, Class R6	2,803,671	27,616,156
a	Franklin U.S. Government Securities Fund, Class R6	5,183,303	31,514,482
	iShares iBoxx $ Investment Grade Corporate Bond ETF	51,200	6,223,872

			127,799,082

	Foreign Equity 29.8%
a	Franklin FTSE Europe ETF	1,133,400	28,907,367
a	Franklin International Small Cap Growth Fund, Class R6	4,891,350	98,560,698
a	Franklin LibertyQ Emerging Markets ETF	3,164,100	104,557,685
a	Franklin Mutual European Fund, Class R6	4,178,804	87,378,781
a	Templeton Foreign Fund, Class R6	9,628,322	76,448,880

			395,853,411

	Foreign Fixed Income 2.1%
a	Templeton Global Total Return Fund, Class R6	2,326,168	28,030,329

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $937,154,520)		1,306,945,779

	Short Term Investments 1.9%
	Money Market Funds (Cost $15,843) 0.0%†
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	15,843	15,843

franklintempleton.com	Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Growth Allocation Fund (continued)

		Principal Amount	Value
	Repurchase Agreements (Cost $25,007,591) 1.9%

[d]	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $25,011,416)
	BNP Paribas Securities Corp. (Maturity Value $4,077,111)
	Deutsche Bank Securities Inc. (Maturity Value $4,544,324)
	HSBC Securities (USA) Inc. (Maturity Value $16,308,444)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $81,537)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S.
	Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $25,509,700)	$25,007,591	$25,007,591

	Total Investments (Cost $962,177,954) 100.4%		1,331,969,213
	Other Assets, less Liabilities (0.4)%		(4,783,401)

	Net Assets 100.0%		$1,327,185,812

See Abbreviations on page 60.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2017

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$69,044,992	$114,169,695	$80,838,632
Cost - Controlled affiliates (Note 3f)	—	230,291,467	146,068,427
Cost - Non-controlled affiliates (Note 3f)	1,084,776,015	1,311,966,373	710,263,304
Cost - Unaffiliated repurchase agreements	15,905,783	38,626,674	25,007,591

Value - Unaffiliated issuers	$77,851,499	$133,158,493	$96,735,267
Value - Controlled affiliates (Note 3f)	—	250,090,465	166,725,892
Value - Non-controlled affiliates (Note 3f)	1,278,856,261	1,739,112,217	1,043,500,463
Value - Unaffiliated repurchase agreements	15,905,783	38,626,674	25,007,591
Receivables:
Investment securities sold	251,348	443,898	—
Capital shares sold	1,817,403	2,958,347	1,827,788
Dividends	269	648	541
Other assets	167	255	151

Total assets	1,374,682,730	2,164,390,997	1,333,797,693

Liabilities:
Payables:
Capital shares redeemed	4,133,424	8,380,988	4,920,903
Asset allocation fees	285,839	449,051	265,936
Distribution fees	1,132,715	1,634,217	961,414
Transfer agent fees	321,183	592,028	376,568
Accrued expenses and other liabilities	67,075	110,956	87,060

Total liabilities	5,940,236	11,167,240	6,611,881

Net assets, at value	$1,368,742,494	$2,153,223,757	$1,327,185,812

Net assets consist of:
Paid-in capital	$1,164,670,895	$1,673,367,555	$942,129,496
Undistributed net investment income	—	354,180	274,398
Net unrealized appreciation (depreciation)	202,886,753	465,933,640	369,791,259
Accumulated net realized gain (loss)	1,184,846	13,568,382	14,990,659

Net assets, at value	$1,368,742,494	$2,153,223,757	$1,327,185,812

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Class A:
Net assets, at value	$800,140,771	$1,407,956,158	$873,011,286

Shares outstanding	53,849,468	87,405,387	45,134,140

Net asset value per share[a]	$14.86	$16.11	$19.34

Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.77	$17.09	$20.52

Class C:
Net assets, at value	$423,890,457	$568,280,106	$311,639,637

Shares outstanding	29,095,618	36,280,343	16,563,400

Net asset value and maximum offering price per share[a]	$14.57	$15.66	$18.81

Class R:
Net assets, at value	$103,628,616	$119,919,901	$100,258,414

Shares outstanding	7,001,367	7,459,966	5,249,200

Net asset value and maximum offering price per share	$14.80	$16.08	$19.10

Class R6:
Net assets, at value	$2,148,551	$4,492,264	$3,364,482

Shares outstanding	144,768	278,925	173,393

Net asset value and maximum offering price per share	$14.84	$16.11	$19.40

Advisor Class:
Net assets, at value	$38,934,099	$52,575,328	$38,911,993

Shares outstanding	2,620,233	3,261,315	2,003,611

Net asset value and maximum offering price per share	$14.86	$16.12	$19.42

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2017

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers	$1,929,026	$2,893,492	$1,888,475
Controlled affiliates (Note 3f)	—	3,670,018	3,000,436
Non-controlled affiliates (Note 3f)	26,169,941	34,403,382	18,548,198
Interest:
Unaffiliated issuers	4,617	6,335	4,477

Total investment income	28,103,584	40,973,227	23,441,586

Expenses:
Asset allocation fees (Note 3a)	3,510,730	5,455,254	3,264,548
Distribution fees: (Note 3c)
Class A	1,999,192	3,515,350	2,108,911
Class C	4,450,626	5,802,281	3,094,880
Class R	606,010	702,753	529,429
Transfer agent fees: (Note 3e)
Class A	902,416	1,935,664	1,485,703
Class C	503,347	800,432	546,790
Class R	136,868	193,630	186,694
Class R6	1,171	1,536	1,285
Advisor Class	39,045	67,692	75,680
Custodian fees (Note 4)	9,318	9,974	5,061
Reports to shareholders	83,982	149,050	118,088
Registration and filing fees	106,720	119,724	107,423
Professional fees	49,725	65,424	53,016
Trustees’ fees and expenses	9,963	15,418	9,106
Other	28,115	33,819	23,481

Total expenses	12,437,228	18,868,001	11,610,095
Expense reductions (Note 4)	—	—	(10)
Expenses waived/paid by affiliates (Note 3f and 3g)	(32,370)	(181,541)	(641,472)

Net expenses	12,404,858	18,686,460	10,968,613

Net investment income	15,698,726	22,286,767	12,472,973

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	2,271,628	2,444,748	1,038,439
Controlled affiliates (Note 3f)	—	(1,166,007)	809,153
Non-controlled affiliates (Note 3f)	35,232,353	84,093,771	54,706,579
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	7,690,203	18,157,647	14,574,096

Net realized gain (loss)	45,194,184	103,530,159	71,128,267

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,679,850	20,690,909	17,571,486
Controlled affiliates (Note 3f)	—	29,306,803	21,577,569
Non-controlled affiliates (Note 3f)	68,825,316	124,307,009	106,883,052

Net change in unrealized appreciation (depreciation)	77,505,166	174,304,721	146,032,107

Net realized and unrealized gain (loss)	122,699,350	277,834,880	217,160,374

Net increase (decrease) in net assets resulting from operations	$138,398,076	$300,121,647	$229,633,347

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016
Increase (decrease) in net assets:
Operations:
Net investment income	$ 15,698,726	$11,895,862	$22,286,767	$17,042,235
Net realized gain (loss)	45,194,184	(26,521,247)	103,530,159	28,421,824
Net change in unrealized appreciation (depreciation)	77,505,166	77,528,235	174,304,721	62,881,574

Net increase (decrease) in net assets resulting from operations	138,398,076	62,902,850	300,121,647	108,345,633

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(12,756,455)	(9,117,348)	(24,708,896)	(11,651,361)
Class C	(3,785,648)	(1,751,300)	(6,075,828)	(334,512)
Class R	(1,547,935)	(1,067,714)	(1,863,421)	(838,073)
Class R6	(44,500)	(33,339)	(92,980)	(60,719)
Advisor Class	(709,610)	(683,806)	(1,060,074)	(419,576)
Net realized gains:
Class A	(4,913,982)	(6,125,410)	(56,816,385)	(21,972,875)
Class C	(2,658,955)	(3,686,002)	(23,816,217)	(9,651,391)
Class R	(639,646)	(920,983)	(5,115,822)	(2,588,815)
Class R6	(13,152)	(16,730)	(179,277)	(85,228)
Advisor Class	(247,411)	(598,184)	(2,207,406)	(742,391)

Total distributions to shareholders	(27,317,294)	(24,000,816)	(121,936,306)	(48,344,941)

Capital share transactions: (Note 2)
Class A	(71,791,134)	(117,603,198)	(123,043,103)	(216,989,710)
Class C	(82,306,077)	(78,239,119)	(74,760,104)	(112,586,337)
Class R	(30,282,438)	(18,669,848)	(51,012,663)	(48,961,723)
Class R6	(233,082)	(140,699)	(986,002)	200,603
Advisor Class	8,859,036	(57,027,314)	10,047,532	(15,232,178)

Total capital share transactions	(175,753,695)	(271,680,178)	(239,754,340)	(393,569,345)

Net increase (decrease) in net assets	(64,672,913)	(232,778,144)	(61,568,999)	(333,568,653)
Net assets:
Beginning of year	1,433,415,407	1,666,193,551	2,214,792,756	2,548,361,409

End of year	$1,368,742,494	$1,433,415,407	$2,153,223,757	$2,214,792,756

Undistributed net investment income included in net assets:
End of year	$ —	$2,712,464	$354,180	$11,024,417

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Year Ended December 31,
	2017	2016
Increase (decrease) in net assets:
Operations:
Net investment income	$12,472,973	$8,745,660
Net realized gain (loss)	71,128,267	39,370,486
Net change in unrealized appreciation (depreciation)	146,032,107	20,368,376

Net increase (decrease) in net assets resulting from operations	229,633,347	68,484,522

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(14,178,320)	(6,622,325)
Class C	(2,995,168)	(199,946)
Class R	(1,449,291)	(583,535)
Class R6	(64,322)	(33,831)
Advisor Class	(784,774)	(409,994)
Net realized gains:
Class A	(48,153,916)	(16,777,167)
Class C	(17,939,263)	(6,455,785)
Class R	(5,840,979)	(2,416,571)
Class R6	(173,965)	(56,473)
Advisor Class	(2,364,422)	(988,239)

Total distributions to shareholders	(93,944,420)	(34,543,866)

Capital share transactions: (Note 2)
Class A	(37,113,455)	(87,336,666)
Class C	(29,152,612)	(35,825,451)
Class R	(23,500,251)	(37,642,928)
Class R6	247,378	185,119
Advisor Class	(4,858,912)	(11,707,981)

Total capital share transactions	(94,377,852)	(172,327,907)

Net increase (decrease) in net assets	41,311,075	(138,387,251)
Net assets:
Beginning of year	1,285,874,737	1,424,261,988

End of year	$1,327,185,812	$1,285,874,737

Undistributed net investment income included in net assets:
End of year	$274,398	$6,559,625

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 29, 2017.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2.  Shares of Beneficial Interest

At December 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	9,004,604	$131,248,585	9,324,783	$148,888,926
Shares issued in reinvestment of distributions	1,169,393	17,226,035	4,989,594	80,015,625
Shares redeemed	(15,211,092)	(220,265,754)	(22,206,405)	(351,947,654)

Net increase (decrease)	(5,037,095)	$(71,791,134)	(7,892,028)	$(123,043,103)

Year ended December 31, 2016
Shares sold	9,876,237	$132,182,107	11,038,805	$159,601,771
Shares issued in reinvestment of distributions	1,112,500	14,914,678	2,296,983	33,079,385
Shares redeemed	(19,663,320)	(264,699,983)	(28,101,565)	(409,670,866)

Net increase (decrease)	(8,674,583)	$(117,603,198)	(14,765,777)	$(216,989,710)

Class C Shares:
Year ended December 31, 2017
Shares sold	3,062,213	$43,601,492	4,174,263	$64,540,565
Shares issued in reinvestment of distributions	432,601	6,258,410	1,882,828	29,326,462
Shares redeemed	(9,322,532)	(132,165,979)	(10,941,215)	(168,627,131)

Net increase (decrease)	(5,827,718)	$(82,306,077)	(4,884,124)	$(74,760,104)

Year ended December 31, 2016
Shares sold	4,863,793	$63,561,659	4,660,303	$65,455,983
Shares issued in reinvestment of distributions	398,830	5,210,489	702,978	9,675,738
Shares redeemed	(11,144,482)	(147,011,267)	(13,286,035)	(187,718,058)

Net increase (decrease)	(5,881,859)	$(78,239,119)	(7,922,754)	$(112,586,337)

Class R Shares:
Year ended December 31, 2017
Shares sold	1,259,015	$18,065,627	1,111,557	$17,491,234
Shares issued in reinvestment of distributions	143,453	2,103,267	428,561	6,845,638
Shares redeemed	(3,463,117)	(50,451,332)	(4,754,116)	(75,349,535)

Net increase (decrease)	(2,060,649)	$(30,282,438)	(3,213,998)	$(51,012,663)

Year ended December 31, 2016
Shares sold	1,289,646	$17,236,221	1,491,622	$21,589,915
Shares issued in reinvestment of distributions	144,387	1,924,897	235,070	3,355,220
Shares redeemed	(2,826,823)	(37,830,966)	(5,099,856)	(73,906,858)

Net increase (decrease)	(1,392,790)	$(18,669,848)	(3,373,164)	$(48,961,723)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount

Class R6 Shares:
Year ended December 31, 2017
Shares sold	34,784	$497,692	47,563	$762,713
Shares issued in reinvestment of distributions	3,921	57,652	16,964	272,257
Shares redeemed	(54,047)	(788,426)	(129,149)	(2,020,972)

Net increase (decrease)	(15,342)	$(233,082)	(64,622)	$(986,002)

Year ended December 31, 2016
Shares sold	57,015	$760,599	144,017	$2,100,685
Shares issued in reinvestment of distributions	3,733	50,069	10,086	145,947
Shares redeemed	(71,025)	(951,367)	(140,342)	(2,046,029)

Net increase (decrease)	(10,277)	$(140,699)	13,761	$200,603

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	1,635,857	$23,801,332	2,049,885	$32,751,736
Shares issued in reinvestment of distributions	55,464	817,655	180,985	2,907,174
Shares redeemed	(1,078,035)	(15,759,951)	(1,594,562)	(25,611,378)

Net increase (decrease)	613,286	$8,859,036	636,308	$10,047,532

Year ended December 31, 2016
Shares sold	1,191,790	$16,036,547	1,189,361	$17,404,912
Shares issued in reinvestment of distributions	92,307	1,228,277	74,978	1,082,144
Shares redeemed	(5,417,398)	(74,292,138)	(2,292,721)	(33,719,234)

Net increase (decrease)	(4,133,301)	$(57,027,314)	(1,028,382)	$(15,232,178)

	Franklin Growth Allocation Fund

	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	5,937,072	$112,664,399
Shares issued in reinvestment of distributions	3,212,584	61,420,478
Shares redeemed	(11,228,658)	(211,198,332)

Net increase (decrease)	(2,079,002)	$(37,113,455)

Year ended December 31, 2016
Shares sold	19,985,532	$338,147,125
Shares issued in reinvestment of distributions	1,380,599	23,061,353
Shares redeemed	(26,369,114)	(448,545,144)

Net increase (decrease)	(5,002,983)	$(87,336,666)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2.  Shares of Beneficial Interest (continued)

	Franklin Growth Allocation Fund
	Shares	Amount

Class C Shares:
Year ended December 31, 2017
Shares sold	2,429,258	$44,514,353
Shares issued in reinvestment of distributions	1,114,303	20,670,947
Shares redeemed	(5,152,432)	(94,337,912)

Net increase (decrease)	(1,608,871)	$(29,152,612)

Year ended December 31, 2016
Shares sold	2,640,421	$43,293,123
Shares issued in reinvestment of distributions	405,959	6,488,468
Shares redeemed	(5,160,971)	(85,607,042)

Net increase (decrease)	(2,114,591)	$(35,825,451)

Class R Shares:
Year ended December 31, 2017
Shares sold	526,041	$9,819,531
Shares issued in reinvestment of distributions	378,557	7,130,932
Shares redeemed	(2,175,939)	(40,450,714)

Net increase (decrease)	(1,271,341)	$(23,500,251)

Year ended December 31, 2016
Shares sold	811,617	$13,599,811
Shares issued in reinvestment of distributions	178,979	2,934,501
Shares redeemed	(3,244,832)	(54,177,240)

Net increase (decrease)	(2,254,236)	$(37,642,928)

Class R6 Shares:
Year ended December 31, 2017
Shares sold	31,333	$599,216
Shares issued in reinvestment of distributions	12,398	238,287
Shares redeemed	(31,823)	(590,125)

Net increase (decrease)	11,908	$247,378

Year ended December 31, 2016
Shares sold	105,302	$1,799,872
Shares issued in reinvestment of distributions	5,354	90,304
Shares redeemed	(98,611)	(1,705,057)

Net increase (decrease)	12,045	$185,119

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Growth Allocation Fund
	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	777,973	$14,725,195
Shares issued in reinvestment of distributions	140,404	2,693,652
Shares redeemed	(1,156,752)	(22,277,759)

Net increase (decrease)	(238,375)	$(4,858,912)

Year ended December 31, 2016
Shares sold	941,928	$16,235,915
Shares issued in reinvestment of distributions	77,488	1,299,870
Shares redeemed	(1,686,137)	(29,243,766)

Net increase (decrease)	(666,721)	$(11,707,981)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.   Transactions with Affiliates (continued)

c.   Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$246,935	$391,130	$359,758
CDSC retained	$ 31,207	$ 40,959	$ 38,844

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Transfer agent fees	$583,601	$1,033,951	$873,903

f.   Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

Investments in FT Underlying Funds for the year ended December 31, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Conservative Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,322,480	239,546	(334,074)	1,227,952	$83,193,742	$—	$4,590,980[a]	$21,978,061
Franklin Floating Rate Daily Access Fund, Class R6	—	5,198,398	(422,503)	4,775,895	41,884,603	1,335,317	(20,846)	(576,436)
Franklin FTSE Europe ETF	—	567,500	(3,600)	563,900	14,382,270	3,236	(739)	43,703
Franklin Growth Fund, Class R6	1,878,039	51,797	(623,094)	1,306,742	123,539,374	943,747	22,922,379[a]	8,948,215
Franklin International Small Cap Growth
Fund, Class R6	2,996,940	245,141	(920,932)	2,321,149	46,771,155	3,091,017	2,827,544[a]	9,641,057
Franklin K2 Alternative Strategies Fund, Class R6	5,855,419	49,544	(2,842,952)	3,062,011	34,692,578	561,825	1,835,589	1,020,761
Franklin LibertyQ Emerging Markets ETF	1,238,500	711,200	(343,200)	1,606,500	53,086,792	1,330,443	570,626	9,369,099
Franklin LibertyQ U.S. Equity ETF	—	728,900	(96,900)	632,000	18,271,057	229,856	74,927	1,979,677
Franklin Low Duration Total Return Fund, Class R6	21,122,177	5,504,340	(2,983,179)	23,643,338	232,177,580	4,815,396	(877,284)	(667,348)
Franklin Mutual European Fund, Class R6 .	2,492,970	517,493	(864,107)	2,146,356	44,880,300	681,357	429,312	4,114,330
Franklin Pelagos Commodities Strategy Fund, Class R6	5,230,884	5,939	(479,359)	4,757,464	31,779,860	39,438	(1,298,952)	1,607,521
Franklin Rising Dividends Fund, Class R6 .	1,745,373	52,285	(735,039)	1,062,619	64,915,393	1,028,307	14,790,198[a]	(2,227,718)
Franklin Small Cap Growth Fund,
Class R6	451,035	9,022	(99,458)	360,599	8,567,841	—	376,989[a]	1,298,584
Franklin Strategic Income Fund, Class R6 .	18,464,604	922,655	(6,400,290)	12,986,969	127,921,643	3,562,693	(3,858,586)	7,248,733
Franklin U.S. Government Securities Fund, Class R6	33,205,449	1,860,304	(11,054,690)	24,011,063	145,987,262	5,070,276	(3,329,985)	34,328
Franklin Utilities Fund, Class R6	1,622,554	72,426	(364,531)	1,330,449	25,065,660	829,815	2,524,045[a]	(298,264)
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	6,351,087	229,110,983	(224,240,969)	11,221,101	11,221,101	78,720	—	—
Templeton Foreign Fund, Class R6	6,554,098	128,664	(1,977,156)	4,705,606	37,362,514	709,294	3,071,262	3,524,419
Templeton Frontier Markets Fund, Class R6	769,014	—	(769,014)	—	—[b]	—	(1,343,170)	—[b]
Templeton Global Total Return Fund, Class R6	7,785,702	4,634,051	(1,369,501)	11,050,252	133,155,536	1,859,204	(361,733)	1,786,594

Total Affiliated Securities					$1,278,856,261	$26,169,941	$42,922,556	$68,825,316

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	—	1,363,300	(7,600)	1,355,700	$34,577,129	$7,777	$(1,590)	$ 105,067
Franklin LibertyQ Emerging Markets ETF .	2,781,600	1,691,600	(771,500)	3,701,700	122,322,676	3,060,406	1,242,926	21,460,136
Franklin LibertyQ U.S. Equity ETF	—	1,718,000	(226,400)	1,491,600	43,122,007	539,702	152,660	4,672,288
Franklin Pelagos Commodities Strategy Fund, Class R6	8,105,013	9,357	(619,063)	7,495,307	50,068,653	62,133	(2,560,003)	3,069,312

Total Controlled Affiliates					$250,090,465	$3,670,018	$(1,166,007)	$29,306,803

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,850,304	533,932	(686,866)	2,697,370	$182,746,832	$—	$8,041,458[a]	$49,187,324
Franklin Floating Rate Daily Access Fund, Class R6	—	4,922,572	(367,960)	4,554,612	39,943,948	1,251,825	(16,825)	(545,468)
Franklin Growth Fund, Class R6	4,467,176	105,180	(1,434,433)	3,137,923	296,659,253	2,262,722	51,032,707[a]	24,329,904
Franklin International Small Cap Growth Fund, Class R6	7,274,151	569,168	(2,148,242)	5,695,077	114,755,802	7,573,027	6,399,282[a]	23,532,196
Franklin K2 Alternative Strategies Fund, Class R6	9,060,708	77,983	(4,319,037)	4,819,654	54,606,680	884,322	2,783,455	1,639,765

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NOTES TO FINANCIAL STATEMENTS

3.   Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund, Class R6	21,415,937	5,262,142	(3,192,906)	23,485,173	$230,624,402	$4,751,909	$(932,643)	$ (570,218)
Franklin Mutual European Fund, Class R6 .	5,897,464	1,159,082	(1,947,012)	5,109,534	106,840,346	1,610,569	529,829	10,123,339
Franklin Rising Dividends Fund, Class R6 .	4,023,486	103,866	(1,645,632)	2,481,720	151,608,304	2,364,721	32,384,639[a]	(3,513,463)
Franklin Small Cap Growth Fund, Class R6	1,113,321	17,545	(232,804)	898,062	21,337,942	—	806,010[a]	3,309,235
Franklin Strategic Income Fund, Class R6 .	17,639,031	1,131,056	(6,223,187)	12,546,900	123,586,961	3,386,998	(3,763,877)	6,984,284
Franklin U.S. Government Securities Fund, Class R6	31,405,709	2,214,601	(10,658,171)	22,962,139	139,609,805	4,766,483	(2,742,106)	(350,339)
Franklin Utilities Fund, Class R6	3,933,350	158,773	(834,928)	3,257,195	61,365,547	2,007,056	5,912,800[a]	(604,842)
Institutional Fiduciary Trust Money Market Portfolio	10,056,485	377,853,062	(387,884,238)	25,309	25,309	122,605	—	—
Templeton Foreign Fund, Class R6	15,425,155	239,076	(4,447,349)	11,216,882	89,062,047	1,690,113	5,928,582	9,498,243
Templeton Frontier Markets Fund, Class R6	2,032,287	—	(2,032,287)	—	—[b]	—	(4,132,104)	—[b]
Templeton Global Total Return Fund, Class R6	7,326,265	4,510,295	(1,351,992)	10,484,568	126,339,039	1,731,032	20,211	1,287,049

Total Non-Controlled Affiliates					$1,739,112,217	$34,403,382	$102,251,418	$124,307,009

Total Affiliated Securities					$1,989,202,682	$38,073,400	$101,085,411	$153,613,812

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	—	1,135,400	(2,000)	1,133,400	$28,907,367	$6,478	$(571)	$ 87,839
Franklin LibertyQ Emerging Markets ETF .	2,181,500	1,460,000	(477,400)	3,164,100	104,557,685	2,582,575	738,778	17,885,904
Franklin LibertyQ U.S. Equity ETF	—	1,277,400	(126,900)	1,150,500	33,260,840	411,383	70,946	3,603,826

Total Controlled Affiliates					$166,725,892	$3,000,436	$809,153	$ 21,577,569

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,234,676	416,019	(432,112)	2,218,583	$150,309,019	$—	$4,827,111[a]	$ 40,593,270
Franklin Floating Rate Daily Access Fund, Class R6	—	1,161,538	(135,442)	1,026,096	8,998,861	273,667	(7,672)	(116,258)
Franklin Growth Fund, Class R6	3,289,099	77,692	(941,205)	2,425,586	229,314,863	1,743,583	33,486,077[a]	22,961,032
Franklin International Small Cap Growth Fund, Class R6	5,945,325	482,132	(1,536,107)	4,891,350	98,560,698	6,490,810	4,693,947[a]	19,857,649
Franklin K2 Alternative Strategies Fund, Class R6	5,290,255	136,766	(2,467,926)	2,959,095	33,526,546	542,942	1,429,287	1,183,017
Franklin Low Duration Total Return Fund, Class R6	4,800,161	1,893,797	(1,251,421)	5,442,537	53,445,711	1,061,367	(340,970)	(10,630)
Franklin Mutual European Fund, Class R6 .	4,585,247	906,119	(1,312,562)	4,178,804	87,378,781	1,307,873	202,402	8,104,199
Franklin Pelagos Commodities Strategy Fund, Class R6	4,669,018	84,426	(146,843)	4,606,601	30,772,095	38,187	(614,894)	979,665
Franklin Rising Dividends Fund, Class R6 .	3,098,631	79,706	(1,169,101)	2,009,236	122,744,256	1,871,181	22,675,597[a]	13,510
Franklin Small Cap Growth Fund, Class R6	805,297	12,457	(134,469)	683,285	16,234,862	—	521,069[a]	2,535,582
Franklin Strategic Income Fund, Class R6 .	3,881,188	582,705	(1,660,222)	2,803,671	27,616,156	733,539	(257,026)	948,046
Franklin U.S. Government Securities Fund, Class R6	6,947,140	1,107,897	(2,871,734)	5,183,303	31,514,482	1,037,903	(526,808)	(145,746)
Franklin Utilities Fund, Class R6	2,962,629	120,711	(504,302)	2,579,038	48,589,081	1,549,709	3,489,534[a]	485,804

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NOTES TO FINANCIAL STATEMENTS

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	6,060,504	240,433,627	(246,478,288)	15,843	$15,843	$76,862	$—	$ —
Templeton Foreign Fund, Class R6	12,583,040	192,885	(3,147,603)	9,628,322	76,448,880	1,448,676	3,360,071	9,328,195
Templeton Frontier Markets Fund, Class R6	1,841,002	—	(1,841,002)	—	—[b]	—	(3,753,978)	—[b]
Templeton Global Total Return Fund, Class R6	1,604,547	1,221,952	(500,331)	2,326,168	28,030,329	371,899	96,928	165,717

Total Non-Controlled Affiliates					$1,043,500,463	$18,548,198	$69,280,675	$106,883,052

Total Affiliated Securities					$1,210,226,355	$21,548,634	$70,089,828	$128,460,621

aIncludes realized gain distributions received.

bAs of December 31, 2017, no longer held by the fund.

g.   Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

	Franklin Conservative Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.28%	0.28%	0.25%

4.   Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2017, the custodian fees were reduced as noted in the Statements of Operations.

5.   Income Taxes

During the year ended December 31, 2017, the Franklin Conservative Allocation Fund utilized $23,750,205 of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2017 and 2016, was as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund		Franklin Growth Allocation Fund
	2017	2016	2017	2016	2017	2016

Distributions paid from:
Ordinary income	$18,844,148	$12,655,818	$42,845,027	$13,304,241	$24,903,773	$8,101,004

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NOTES TO FINANCIAL STATEMENTS

5.   Income Taxes (continued)

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund		Franklin Growth Allocation Fund
	2017	2016	2017	2016	2017	2016

Long term capital gain	8,473,146	11,344,998	79,091,279	35,040,700	69,040,647	26,442,862

	$27,317,294	$24,000,816	$121,936,306	$48,344,941	$93,944,420	$34,543,866

At December 31, 2017, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Cost of investments	$1,179,918,053	$1,704,317,679	$965,756,122

Unrealized appreciation	$216,785,728	$483,304,314	$374,899,097
Unrealized depreciation	(24,090,238)	(26,634,144)	(8,686,006)

Net unrealized appreciation (depreciation)	$192,695,490	$456,670,170	$366,213,091

Undistributed ordinary income	$34,167	$2,473,318	$1,436,264
Undistributed long term capital gains	11,341,935	20,712,722	17,406,964

Distributable earnings	$11,376,102	$23,186,040	$18,843,228

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6.   Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2017, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Purchases	$250,157,932	$364,654,997	$218,684,632
Sales	$486,007,519	$768,821,687	$432,453,215

7.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 9, 2018, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 8, 2019, for a total of $2 billion.

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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2017, the Funds did not use the Global Credit Facility.

8.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,345,486,659	$—	$—	$1,345,486,659
Short Term Investments	11,221,101	15,905,783	—	27,126,884

Total Investments in Securities	$1,356,707,760	$15,905,783	$—	$1,372,613,543

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$2,122,335,866	$—	$—	$2,122,335,866
Short Term Investments	25,309	38,626,674	—	38,651,983

Total Investments in Securities	$2,122,361,175	$38,626,674	$—	$2,160,987,849

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,306,945,779	$—	$—	$1,306,945,779
Short Term Investments	15,843	25,007,591	—	25,023,434

Total Investments in Securities	$1,306,961,622	$25,007,591	$—	$1,331,969,213

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS

9.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	S&P Depositary Receipt

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund, and Franklin Growth Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund, and Franklin Growth Allocation Fund (the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN FUND ALLOCATOR SERIES

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2017:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$10,282,766	$90,043,941	$75,985,340

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2017:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$84,290	$9,043,828	$5,431,898

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2017:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$18.91%	$18.74%	$25.25%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2017:

Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

$7,124,930	$16,497,203	$13,395,422

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2017, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2017, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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The following tables provide a detailed analysis of foreign tax paid, foreign source income and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Class Advisor Class shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin Conservative Allocation Fund
Class A	$0.0037	$0.0468	$0.0247
Class C	$0.0037	$0.0468	$0.0247
Class R	$0.0037	$0.0468	$0.0247
Class R6	$0.0037	$0.0468	$0.0247
Advisor Class	$0.0037	$0.0468	$0.0247

Franklin Moderate Allocation Fund
Class A	$0.0057	$0.0653	$0.0418
Class C	$0.0057	$0.0653	$0.0418
Class R	$0.0057	$0.0653	$0.0418
Class R6	$0.0057	$0.0653	$0.0418
Advisor Class	$0.0057	$0.0653	$0.0418

Franklin Growth Allocation Fund
Class A	$0.0088	$0.0961	$0.0684
Class C	$0.0088	$0.0961	$0.0684
Class R	$0.0088	$0.0961	$0.0684
Class R6	$0.0088	$0.0961	$0.0684
Advisor Class	$0.0088	$0.0961	$0.0684

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN FUND ALLOCATOR SERIES

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Fund Allocator Series was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Fund Allocator Series and to vote on the following proposals: for each of the Funds, to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval; and, for each of the Funds, to approve an amended fundamental investment restriction regarding investments in commodities. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Fund Allocator Series: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, J. Michael Luttig, Larry D. Thompson, and John B. Wilson; (ii) the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities were approved by shareholders of Franklin Conservative Allocation Fund; and (iii) sufficient votes were not received to pass the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities for each of Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.	To elect a Board of Trustees:

Name	For	Withheld

Harris J. Ashton	390,516,091	13,444,532

Terrence J. Checki	390,358,474	13,602,149

Mary C. Choksi	390,976,557	12,983,067

Edith E. Holiday	390,925,009	13,035,612

Gregory E. Johnson	390,675,564	13,285,060

Rupert H. Johnson, Jr.	390,454,015	13,506,608

J. Michael Luttig	390,724,016	13,236,605

Larry D. Thompson	390,661,770	13,298,853

John B. Wilson	390,907,907	13,052,714

Total Trust Shares Outstanding*: 723,360,102

* As of the record date.

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SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Franklin Conservative Allocation Fund
Shares

For	34,299,075

Against	2,302,787

Abstain	1,825,891

Broker Non-Votes	11,774,882

Total Fund Shares Voted	50,202,638

Total Fund Shares Outstanding*	95,532,324

Franklin Moderate Allocation Fund
Shares

For	46,933,010

Against	3,091,078

Abstain	2,393,543

Broker Non-Votes	19,264,218

Total Fund Shares Voted	71,681,848

Total Fund Shares Outstanding*	134,525,727

Franklin Growth Allocation Fund
Shares

For	20,453,997

Against	1,605,249

Abstain	834,737

Broker Non-Votes	9,669,214

Total Fund Shares Voted	32,563,192

Total Fund Shares Outstanding*	68,334,723

Proposal 3.	To approve an amended fundamental investment restriction regarding investments in commodities:

Franklin Conservative Allocation Fund
Shares

For	34,582,320

Against	1,346,751

Abstain	2,498,685

Broker Non-Votes	11,774,882

Total Fund Shares Voted	50,202,638

Total Fund Shares Outstanding*	95,532,324

Franklin Moderate Allocation Fund
Shares

For	47,320,264

Against	1,971,188

Abstain	3,126,178

Broker Non-Votes	19,264,218

Total Fund Shares Voted	71,681,848

Total Fund Shares Outstanding*	134,525,727

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SPECIAL MEETING OF SHAREHOLDERS

Franklin Growth Allocation Fund
Shares

For	20,541,559

Against	1,229,018

Abstain	1,123,402

Broker Non-Votes	9,669,214

Total Fund Shares Voted	32,563,192

Total Fund Shares Outstanding	68,334,723

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	139	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive

Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	139	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	139	Hess Corporation (exploration and refining of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	113	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	153	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	139	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

Franklin Fund Allocator Series

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FAS A 02/18

Annual Report and Shareholder Letter December 31, 2017 Franklin Fund Allocator Series Franklin Corefolio Allocation Fund Franklin Founding Funds Allocation Fund Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the 12 months ended December 31, 2017, mostly upbeat economic data, improved corporate earnings and supportive monetary policies were positives for US securities markets. After two rate increases earlier in 2017, at its December meeting the US Federal Reserve (Fed) raised the target range for its benchmark federal funds rate 0.25% to 1.25%–1.50% amid ongoing labor market strength, rising economic activity and low inflation in the US. The Fed also announced a gradual monthly reduction in its balance sheet starting in January of 2018 as part of its ongoing plan to normalize monetary policy.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +21.83% total return.1 Stocks in global developed markets, as measured by the MSCI World Index, returned +23.07% for the same period.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, posted a +3.54% 12-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Contents

Annual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Economic and Market Overview

The global economy grew moderately during the 12-month period under review. In this environment, global developed and emerging market stocks generated a +24.62% total return, as measured by the MSCI All Country World Index.1 Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and investor optimism about pro-growth and pro-business policies in the US. The prospect for reforms in the European Union (EU) with Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports and the passage of the US tax reform bill also supported global stocks.

However, global markets reflected investor concerns about the terms of the UK’s exit from the EU, political uncertainty in the US and the EU, and geopolitical tensions in the Korean peninsula and other regions. Other concerns included the health of European banks, global oil oversupply despite a pact by major oil-producing countries to extend production cuts, and comments from key central bankers around the world about potentially raising interest rates.

After strengthening in 2017’s second and third quarters, the US economy moderated in the fourth quarter. The economy grew faster in 2017 than in 2016, however, largely due to growth in consumer spending, business investment and exports. The unemployment rate decreased from 4.7% in December 2016 to 4.1% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.1% in December 2016, and while it varied over the 12-month period, remained unchanged at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% three times during the period, amid signs of a growing US economy, strengthening labor market and improving business spending. At its December meeting, the Fed confirmed that the monthly balance sheet reduction would increase from US$10 billion to US$20 billion beginning in January 2018.

In Europe, the UK’s economic growth moderated in 2017 compared to 2016, largely due to slower growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The eurozone’s growth accelerated in 2017’s second and third quarters, but moderated in the third quarter. However, the eurozone’s 2017 economic growth rate was the fastest in a decade. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew for the third consecutive quarter, although third-quarter 2017 growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s first three quarters compared to the prior-year periods, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017 than in 2016, supported by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Corefolio Allocation Fund

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +20.07% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of US stock performance, generated a +21.83% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a +23.07% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in US and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 21.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
1-Year	+20.07%	+13.17%
5-Year	+78.13%	+10.92%
10-Year	+84.47%	+5.69%

Advisor
1-Year	+20.40%	+20.40%
5-Year	+80.52%	+12.54%
10-Year	+89.63%	+6.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.1820	$0.0192	$0.5779	$0.7791

C	$0.0343	$0.0192	$0.5779	$0.6314

R	$0.1347	$0.0192	$0.5779	$0.7318

R6 (8/1/17–12/31/17)	$0.2469	$0.0192	$0.2292	$0.4953

Advisor	$0.2333	$0.0192	$0.5779	$0.8304

Total Annual Operating Expenses[4]

Share Class

A	1.04%

Advisor	0.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total US Equity Market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

8	Annual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value[1]	Ending Account Value 12/31/17	Expenses Paid During Period[2,3]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[3]	Net Annualized Expense Ratio

A	$1,000	$1,078.70	$2.41	$1,022.89	$2.35	0.46%
C	$1,000	$1,074.70	$6.33	$1,019.11	$6.16	1.21%
R	$1,000	$1,077.30	$3.72	$1,021.63	$3.62	0.71%
R6	$1,000	$1,052.80	$0.30	$1,020.67	$0.30	0.07%
Advisor	$1,000	$1,080.10	$1.10	$1,024.15	$1.07	0.21%

1. For Classes A, C, R and Advisor, 7/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 7/1/17 for Hypothetical.

2. For Classes A, C, R and Advisor, 7/1/17–12/31/17. For Class R6, 8/1/17–12/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 153/365 for Actual Class R6 expenses to reflect the number of days since inception.

franklintempleton.com	Annual Report	9

Franklin Founding Funds Allocation Fund

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +11.20% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of US stock performance, generated a +21.83% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a +23.07% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in US and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1⁄3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

10	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
1-Year	+11.20%	+4.82%
5-Year	+50.71%	+7.27%
10-Year	+55.92%	+3.93%

Advisor
1-Year	+11.58%	+11.58%
5-Year	+52.66%	+8.83%
10-Year	+60.05%	+4.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com	Annual Report	13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income

A	$0.4284

C	$0.3167

R	$0.3802

R6 (8/1/17–12/31/17)	$0.2003

Advisor	$0.4662

Total Annual Operating Expenses[4]

Share Class

A	1.00%

Advisor	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total US Equity Market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value[1]	Ending Account Value 12/31/17	Expenses Paid During Period[2,3]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[3]	Net Annualized Expense Ratio

A	$1,000	$1,043.80	$2.16	$1,023.09	$2.14	0.42%
C	$1,000	$1,040.90	$6.02	$1,019.31	$5.96	1.17%
R	$1,000	$1,042.80	$3.45	$1,021.83	$3.41	0.67%
R6	$1,000	$1,000.60	$0.25	$1,020.71	$0.25	0.06%
Advisor	$1,000	$1,045.70	$0.88	$1,024.35	$0.87	0.17%

1. For Classes A, C, R and Advisor, 7/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 7/1/17 for Hypothetical.

2. For Classes A, C, R and Advisor, 7/1/17–12/31/17. For Class R6, 8/1/17–12/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 153/365 for Actual Class R6 expenses to reflect the number of days since inception.

franklintempleton.com	Annual Report	15

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013

Class A
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.06	$16.80	$18.00	$17.61	$13.57

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.14	0.14	0.23	0.11

Net realized and unrealized gains (losses)	3.23	1.07	(0.32)	0.91	4.09

Total from investment operations	3.40	1.21	(0.18)	1.14	4.20

Less distributions from:

Net investment income and short term gains received from

Underlying Funds	(0.18)	(0.17)	(0.16)	(0.29)	(0.16)

Net realized gains	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.78)	(0.95)	(1.02)	(0.75)	(0.16)

Net asset value, end of year	$19.68	$17.06	$16.80	$18.00	$17.61

Total return[d]	20.07%	7.64%	(1.20)%	6.48%	31.01%

Ratios to average net assets

Expenses[e]	0.47%[f]	0.45%[f]	0.47%[f]	0.48%[f]	0.44%

Net investment income[c]	0.90%	0.83%	0.80%	1.27%	0.68%

Supplemental data

Net assets, end of year (000’s)	$579,707	$507,530	$523,540	$558,862	$558,124

Portfolio turnover rate	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,

	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$16.85	$16.61	$17.81	$17.44	$13.45

Income from investment operations[a]:

Net investment income (loss)[b,c]	0.02	0.01	0.02	0.10	(—)	[d]

Net realized and unrealized gains (losses)	3.19	1.05	(0.33)	0.89	4.04

Total from investment operations	3.21	1.06	(0.31)	0.99	4.04

Less distributions from:

Net investment income and short term gains received from

Underlying Funds	(0.03)	(0.04)	(0.03)	(0.16)	(0.05)

Net realized gains	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.63)	(0.82)	(0.89)	(0.62)	(0.05)

Net asset value, end of year	$19.43	$16.85	$16.61	$17.81	$17.44

Total return[e]	19.20%	6.82%	(1.92)%	5.69%	30.09%

Ratios to average net assets

Expenses[f]	1.22%[g]	1.20%[g]	1.19%[g]	1.19%[g]	1.15%

Net investment income (loss)[c]	0.15%	0.08%	0.08%	0.56%	(0.03)%

Supplemental data

Net assets, end of year (000’s)	$170,218	$160,729	$172,116	$176,680	$176,332

Portfolio turnover rate	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,

	2017		2016		2015		2014		2013

Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.06		$16.81		$18.01		$17.60		$13.56

Income from investment operations[a]:

Net investment income[b,c]	0.12		0.10		0.10		0.16		0.06

Net realized and unrealized gains (losses)	3.23		1.06		(0.32)		0.95		4.11

Total from investment operations	3.35		1.16		(0.22)		1.11		4.17

Less distributions from:

Net investment income and short term gains received from

Underlying Funds	(0.13)		(0.13)		(0.12)		(0.24)		(0.13)

Net realized gains	(0.60)		(0.78)		(0.86)		(0.46)		—

Total distributions	(0.73)		(0.91)		(0.98)		(0.70)		(0.13)

Net asset value, end of year	$19.68		$17.06		$16.81		$18.01		$17.60

Total return	19.79%		7.33%		(1.43)%		6.30%		30.76%

Ratios to average net assets

Expenses[d]	0.72%	[e]	0.70%	[e]	0.69%	[e]	0.69%	[e]	0.65%

Net investment income[c]	0.65%		0.58%		0.58%		1.06%		0.47%

Supplemental data

Net assets, end of year (000’s)	$1,629		$1,461		$1,423		$1,545		$1,903

Portfolio turnover rate	0.71%		0.40%		0.53%		5.77%		5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

Year Ended December 31, 2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$19.18

Income from investment operations[b]:

Net investment income[c,d]	0.26

Net realized and unrealized gains (losses)	0.73

Total from investment operations	0.99

Less distributions from:

Net investment income	(0.25)

Net realized gains	(0.25)

Total distributions	(0.50)

Net asset value, end of year	$19.67

Total return[e]	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.47%

Expenses net of waiver and payments by affiliates[g]	0.08%

Net investment income[d]	1.29%

Supplemental data

Net assets, end of year (000’s)	$5

Portfolio turnover rate	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Year Ended December 31,

	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$17.08	$16.82	$18.03	$17.64	$13.59

Income from investment operations[a]:

Net investment income[b,c]	0.25	0.21	0.21	0.32	0.18

Net realized and unrealized gains (losses)	3.21	1.04	(0.35)	0.88	4.08

Total from investment operations	3.46	1.25	(0.14)	1.20	4.26

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.23)	(0.21)	(0.21)	(0.35)	(0.21)

Net realized gains	(0.60)	(0.78)	(0.86)	(0.46)	—

Total distributions	(0.83)	(0.99)	(1.07)	(0.81)	(0.21)

Net asset value, end of year	$19.71	$17.08	$16.82	$18.03	$17.64

Total return	20.40%	7.90%	(0.96)%	6.79%	31.38%

Ratios to average net assets

Expenses[d]	0.22%[e]	0.20%[e]	0.19%[e]	0.19%[e]	0.15%

Net investment income[c]	1.15%	1.08%	1.08%	1.56%	0.97%

Supplemental data

Net assets, end of year (000’s)	$33,607	$22,721	$19,396	$18,918	$15,495

Portfolio turnover rate	0.71%	0.40%	0.53%	5.77%	5.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin Corefolio Allocation Fund

		Shares	Value

	Investments in Underlying Funds 100.1%
	Domestic Equity 75.0%
a	Franklin Growth Fund, Class R6	2,103,909	$198,903,592
a,b	Franklin Growth Opportunities Fund, Class R6	5,018,837	196,888,988
a	Franklin Mutual Shares Fund, Class R6	6,736,303	192,725,624

			588,518,204

	Foreign Equity 25.1%
a	Templeton Growth Fund Inc., Class R6	7,249,681	197,336,318

	Total Investments in Underlying Funds
	before Short Term Investments (Cost $531,548,661)		785,854,522

	Short Term Investments (Cost $79) 0.0%†
	Money Market Funds 0.0%†
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	79	79

	Total Investments in Underlying Funds (Cost $531,548,740) 100.1%		785,854,601
	Other Assets, less Liabilities (0.1)%		(688,257)

	Net Assets 100.0%		$785,166,344

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Year Ended December 31,

	2017	2016	2015	2014	2013

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.47	$12.14	$13.31	$13.37	$11.14

Income from investment operations[a]:
Net investment income[b,c]	0.40	0.36	0.35	0.46	0.32
Net realized and unrealized gains (losses)	1.10	1.26	(1.16)	(0.06)	2.29

Total from investment operations	1.50	1.62	(0.81)	0.40	2.61

Less distributions from net investment income	(0.43)	(0.29)	(0.36)	(0.46)	(0.38)

Net asset value, end of year	$14.54	$13.47	$12.14	$13.31	$13.37

Total return[d]	11.20%	13.52%	(6.18)%	2.92%	23.64%

Ratios to average net assets

Expenses[e]	0.43%[f]	0.42%[f]	0.41%[f]	0.41%[f]	0.39%

Net investment income[c]	2.81%	2.87%	2.65%	3.35%	2.63%

Supplemental data

Net assets, end of year (000’s)	$3,300,005	$3,310,397	$3,346,192	$3,958,706	$4,170,045

Portfolio turnover rate	0.48%	0.06%	—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,

	2017	2016	2015	2014	2013

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.27	$11.96	$13.11	$13.18	$10.99

Income from investment operations[a]:

Net investment income[b,c]	0.28	0.26	0.25	0.35	0.23

Net realized and unrealized gains (losses)	1.10	1.25	(1.14)	(0.07)	2.25

Total from investment operations	1.38	1.51	(0.89)	0.28	2.48

Less distributions from net investment income	(0.32)	(0.20)	(0.26)	(0.35)	(0.29)

Net asset value, end of year	$14.33	$13.27	$11.96	$13.11	$13.18

Total return[d]	10.43%	12.71%	(6.85)%	2.12%	22.69%

Ratios to average net assets

Expenses[e]	1.18%[f]	1.17%[f]	1.16%[f]	1.16%[f]	1.14%

Net investment income[c]	2.06%	2.12%	1.90%	2.60%	1.88%

Supplemental data

Net assets, end of year (000’s)	$1,261,997	$1,402,623	$1,458,281	$1,745,766	$1,829,111

Portfolio turnover rate	0.48%	0.06%	—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,

	2017	2016	2015	2014	2013

Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.49	$12.16	$13.33	$13.39	$11.16

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.33	0.32	0.44	0.29

Net realized and unrealized gains (losses)	1.13	1.26	(1.16)	(0.08)	2.29

Total from investment operations	1.47	1.59	(0.84)	0.36	2.58

Less distributions from net investment income	(0.38)	(0.26)	(0.33)	(0.42)	(0.35)

Net asset value, end of year	$14.58	$13.49	$12.16	$13.33	$13.39

Total return	10.97%	13.22%	(6.40)%	2.68%	23.28%

Ratios to average net assets

Expenses[d]	0.68%[e]	0.67%[e]	0.66%[e]	0.66%[e]	0.64%

Net investment income[c]	2.56%	2.62%	2.40%	3.10%	2.38%

Supplemental data

Net assets, end of year (000’s)	$7,843	$10,776	$10,724	$11,619	$10,597

Portfolio turnover rate	0.48%	0.06%	—%	3.79%	3.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

Year Ended December 31, 2017[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.30

Net realized and unrealized gains (losses)	0.06

Total from investment operations	0.36

Less distributions from net investment income	(0.20)

Net asset value, end of year	$14.62

Total return[e]	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	4.28%

Expenses net of waiver and payments by affiliates[g]	0.06%

Net investment income[d]	3.18%

Supplemental data

Net assets, end of year (000’s)	$5

Portfolio turnover rate	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Year Ended December 31,

	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$13.54	$12.20	$13.38	$13.44	$11.20

Income from investment operations[a]:

Net investment income[b,c]	0.46	0.40	0.39	0.53	0.39

Net realized and unrealized gains (losses)	1.10	1.26	(1.18)	(0.10)	2.26

Total from investment operations	1.56	1.66	(0.79)	0.43	2.65

Less distributions from net investment income	(0.47)	(0.32)	(0.39)	(0.49)	(0.41)

Net asset value, end of year	$14.63	$13.54	$12.20	$13.38	$13.44

Total return	11.58%	13.82%	(5.98)%	3.17%	23.93%

Ratios to average net assets

Expenses[d]	0.18%[e]	0.17%[e]	0.16%[e]	0.16%[e]	0.14%

Net investment income[c]	3.06%	3.12%	2.90%	3.60%	2.88%

Supplemental data

Net assets, end of year (000’s)	$174,219	$131,368	$123,966	$141,932	$114,369

Portfolio turnover rate	0.48%	0.06%	—%	3.79%	3.04%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2017.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin Founding Funds Allocation Fund

		Shares	Value

	Investments in Underlying Funds 100.1%
	Domestic Equity 33.4%

[a]	Franklin Mutual Shares Fund, Class R6	55,351,664	$1,583,611,110

	Domestic Hybrid 33.3%

[a]	Franklin Income Fund, Class R6	670,219,817	1,581,718,767

	Foreign Equity 33.4%

[a]	Templeton Growth Fund Inc., Class R6	58,210,549	1,584,491,152

	Total Investments in Underlying Funds before Short Term Investments (Cost $4,365,378,349)		4,749,821,029

	Short Term Investments (Cost $760) 0.0%†
	Money Market Funds 0.0%†

[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	760	760

	Total Investments in Underlying Funds (Cost $4,365,379,109) 100.1%		4,749,821,789
	Other Assets, less Liabilities (0.1)%		(5,752,218)

	Net Assets 100.0%		$4,744,069,571

†Rounds	to less than 0.1% of net assets.
[a]See Note	3(e) regarding investments in Underlying Funds.
[b]The rate	shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2017

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$531,548,740	$4,365,379,109

Value - Non-controlled affiliates (Note 3e)	$785,854,601	$4,749,821,789
Cash	167,674	3,379,455
Receivables:
Capital shares sold	616,668	2,528,815
Other assets	83	567

Total assets	786,639,026	4,755,730,626

Liabilities:
Payables:
Capital shares redeemed	454,841	6,125,746
Administrative fees	19,895	120,547
Distribution fees	524,143	3,467,038
Transfer agent fees	425,339	1,734,286
Accrued expenses and other liabilities	48,464	213,438

Total liabilities	1,472,682	11,661,055

Net assets, at value	$785,166,344	$4,744,069,571

Net assets consist of:
Paid-in capital	$509,792,982	$4,803,073,661
Undistributed net investment income	482,410	50,704,599
Net unrealized appreciation (depreciation)	254,305,861	384,442,680
Accumulated net realized gain (loss)	20,585,091	(494,151,369)

Net assets, at value	$785,166,344	$4,744,069,571

Class A:
Net assets, at value	$579,707,169	$3,300,005,164

Shares outstanding	29,459,648	226,891,491

Net asset value per share[a]	$19.68	$14.54

Maximum offering price per share (net asset value per share ÷ 94.25%)	$20.88	$15.43

Class C:
Net assets, at value	$170,218,121	$1,261,997,296

Shares outstanding	8,761,001	88,087,017

Net asset value and maximum offering price per share[a]	$19.43	$14.33

Class R:
Net assets, at value	$ 1,629,279	$ 7,842,631

Shares outstanding	82,787	537,897

Net asset value and maximum offering price per share	$19.68	$14.58

Class R6:
Net assets, at value	$ 5,135	$ 5,060

Shares outstanding	261	346

Net asset value and maximum offering price per share[b]	$ 19.67	$ 14.62

Advisor Class:
Net assets, at value	$ 33,606,640	$ 174,219,420

Shares outstanding	1,704,985	11,910,541

Net asset value and maximum offering price per share	$19.71	$14.63

[a]Redemption	price is equal to net asset value less contingent deferred sales charges, if applicable.
[b]Net	asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2017

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$ 10,253,329	$156,719,072

Expenses:
Administrative fees (Note 3a)	224,454	1,449,300
Distribution fees: (Note 3b)
Class A	1,375,575	8,315,322
Class C	1,681,398	13,338,219
Class R	7,713	45,796
Transfer agent fees: (Note 3d)
Class A	870,055	4,555,191
Class C	265,877	1,830,388
Class R	2,439	12,547
Class R6	73	88
Advisor Class	44,976	216,890
Reports to shareholders	54,388	366,673
Registration and filing fees	100,003	151,149
Professional fees	36,928	76,002
Trustees’ fees and expenses	5,076	33,789
Other	14,677	52,474

Total expenses	4,683,632	30,443,828
Expenses waived/paid by affiliates (Note 3e and 3f)	(258)	(3,003)

Net expenses	4,683,374	30,440,825

Net investment income	5,569,955	126,278,247

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	8,776,622	72,370,637
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e)	27,522,831	68,403,604

Net realized gain (loss)	36,299,453	140,774,241

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	92,487,360	239,603,757

Net realized and unrealized gain (loss)	128,786,813	380,377,998

Net increase (decrease) in net assets resulting from operations	$134,356,768	$506,656,245

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Year Ended December 31,		Year Ended December 31,

	2017	2016	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$5,569,955	$4,464,050	$126,278,247	$126,567,176
Net realized gain (loss)	36,299,453	23,319,424	140,774,241	95,973,585
Net change in unrealized appreciation (depreciation)	92,487,360	20,074,183	239,603,757	368,692,349

Net increase (decrease) in net assets resulting from operations	134,356,768	47,857,657	506,656,245	591,233,110

Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(5,257,240)	(4,860,981)	(98,666,117)	(73,164,442)
Class C	(301,168)	(353,650)	(29,019,210)	(21,414,705)
Class R	(10,966)	(10,552)	(216,032)	(214,299)
Class R6	(64)	—	(69)	—
Advisor Class	(387,654)	(273,325)	(5,346,121)	(3,114,421)
Net realized gains:
Class A	(17,289,079)	(23,135,786)	—	—
Class C	(5,280,861)	(7,634,487)	—	—
Class R	(49,108)	(68,108)	—	—
Class R6	(65)	—	—	—
Advisor Class	(922,908)	(918,626)	—	—

Total distributions to shareholders	(29,499,113)	(37,255,515)	(133,247,549)	(97,907,867)

Capital share transactions: (Note 2)
Class A	(4,837,099)	(23,919,590)	(266,326,868)	(372,282,081)
Class C	(14,328,351)	(13,720,355)	(245,847,581)	(198,606,550)
Class R	(47,258)	10,564	(3,696,768)	(1,069,039)
Class R6	5,000	—	5,000	—
Advisor Class	7,075,931	2,992,796	31,363,501	(5,366,638)

Total capital share transactions	(12,131,777)	(34,636,585)	(484,502,716)	(577,324,308)

Net increase (decrease) in net assets	92,725,878	(24,034,443)	(111,094,020)	(83,999,065)
Net assets:
Beginning of year	692,440,466	716,474,909	4,855,163,591	4,939,162,656

End of year	$785,166,344	$692,440,466	$4,744,069,571	$4,855,163,591

Undistributed net investment income included in net assets: End of year	$482,410	$497,334	$50,704,599	$54,471,274

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting

Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Funds began offering a new class of shares, Class R6.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

franklintempleton.com	Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Significant Accounting

Policies (continued)

c.  Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	2,817,012	$52,910,655	15,304,440	$217,551,523
Shares issued in reinvestment of distributions	1,141,388	22,008,253	6,557,756	93,750,165
Shares redeemed	(4,256,707)	(79,756,007)	(40,784,255)	(577,628,556)

Netincrease (decrease)	(298,307)	$(4,837,099)	(18,922,059)	$(266,326,868)

Year ended December 31, 2016
Shares sold	2,026,622	$33,409,181	11,424,321	$142,666,866
Shares issued in reinvestment of distributions	1,710,558	27,406,298	5,568,616	70,554,700
Shares redeemed	(5,142,894)	(84,735,069)	(46,872,408)	(585,503,647)

Netincrease (decrease)	(1,405,714)	$(23,919,590)	(29,879,471)	$(372,282,081)

Class C Shares:
Year ended December 31, 2017
Shares sold	992,423	$18,395,905	5,064,004	$70,473,622
Shares issued in reinvestment of distributions	290,484	5,486,825	2,019,077	28,382,010
Shares redeemed	(2,060,680)	(38,211,081)	(24,718,389)	(344,703,213)

Net increase (decrease)	(777,773)	$(14,328,351)	(17,635,308)	$(245,847,581)

Year ended December 31, 2016
Shares sold	838,806	$13,585,869	5,306,931	$65,224,907
Shares issued in reinvestment of distributions	492,310	7,691,548	1,597,787	19,904,491
Shares redeemed	(2,153,618)	(34,997,772)	(23,112,939)	(283,735,948)

Net increase (decrease)	(822,502)	$(13,720,355)	(16,208,221)	$(198,606,550)

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	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2017
Shares sold	5,857	$108,807	67,650	$953,078
Shares issued in reinvestment of distributions	3,123	60,074	14,667	210,003
Shares redeemed	(11,854)	(216,139)	(343,308)	(4,859,849)

Net increase (decrease)	(2,874)	$(47,258)	(260,991)	$(3,696,768)

Year ended December 31, 2016
Shares sold	10,968	$181,668	167,403	$2,071,803
Shares issued in reinvestment of distributions	4,929	78,660	16,509	208,973
Shares redeemed	(14,885)	(249,764)	(267,033)	(3,349,815)

Net increase (decrease)	1,012	$10,564	(83,121)	$(1,069,039)

Class R6 Shares:
Year ended December 31, 2017[a]
Shares sold	261	$5,000	346	$5,000

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	637,225	$12,034,539	5,316,982	$75,701,599
Shares issued in reinvestment of distributions	53,681	1,040,547	329,521	4,742,068
Shares redeemed	(316,011)	(5,999,155)	(3,436,382)	(49,080,166)

Net increase (decrease)	374,895	$7,075,931	2,210,121	$31,363,501

Year ended December 31, 2016
Shares sold	321,791	$5,439,280	2,448,383	$30,854,553
Shares issued in reinvestment of distributions	58,899	951,211	223,369	2,852,608
Shares redeemed	(203,470)	(3,397,695)	(3,128,645)	(39,073,799)

Net increase (decrease)	177,220	$2,992,796	(456,893)	$(5,366,638)

aFor the period August 1, 2017 (effective date) to December 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

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3.   Transactions with Affiliates (continued)

b.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$146,680	$464,283
CDSC retained	$ 7,041	$ 37,405

d.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Transfer agent fees	$528,552	$2,392,862

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e.     Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

Investments in Underlying Funds for the year ended December 31, 2017, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,263,209	66,072	(225,372)	2,103,909	$198,903,592	$1,518,520	$10,954,927[a]	$32,811,944
Franklin Growth Opportunities Fund,
Class R6	5,120,061	372,224	(473,448)	5,018,837	196,888,988	—	16,247,695[a]	31,248,852
Franklin Mutual Shares Fund,
Class R6	6,230,761	625,569	(120,027)	6,736,303	192,725,624	4,584,944	8,234,261[a]	2,352,481
Institutional Fiduciary Trust Money
Market Portfolio, 0.89%	329,163	34,776,618	(35,105,702)	79	79	2,739	—	—
Templeton Growth Fund Inc.,
Class R6	7,490,909	154,513	(395,741)	7,249,681	197,336,318	4,147,126	862,570	26,074,083

Total Affiliated Securities					$785,854,601	$10,253,329	$36,299,453	$92,487,360

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	702,953,600	41,319,775	(74,053,558)	670,219,817	$1,581,718,767	$85,349,534	$(789,224)	$49,011,854
Franklin Mutual Shares Fund,
Class R6	56,858,363	3,729,234	(5,235,933)	55,351,664	1,583,611,110	37,788,848	101,534,983[a]	(6,107,520)
Institutional Fiduciary Trust Money
Market Portfolio, 0.89%	45,364,019	276,014,060	(321,377,319)	760	760	28,603	—	—
Templeton Growth Fund Inc.,
Class R6	68,244,005	1,702,639	(11,736,095)	58,210,549	1,584,491,152	33,552,087	40,028,482	196,699,423

Total Affiliated Securities					$4,749,821,789	$156,719,072	$140,774,241	$239,603,757

aIncludes realized gain distributions received.

f.   Waiver and Expense Reimbursements

For the Funds Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%. Investor Services may discontinue this waiver in the future.

4.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At December 31, 2017, the capital loss carryforwards were as follows:

Franklin Founding Funds Allocation Fund

Capital loss carryforwards subject to expiration:
2018	$465,945,460

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4.     Income Taxes (continued)

During the year ended December 31, 2017, Franklin Founding Funds Allocation Fund utilized $137,484,992 of capital loss carryforwards.

On December 31, 2017, Franklin Founding Funds Allocation Fund had expired capital loss carryforwards of $1,003,221,597, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2017 and 2016, was as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund
	2017	2016	2017	2016

Distributions paid from:
Ordinary income	$6,711,024	$5,497,971	$133,247,549	$97,907,867
Long term capital gain	22,788,089	31,757,544	—	—

	$29,499,113	$37,255,515	$133,247,549	$97,907,867

At December 31, 2017, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$535,002,871	$4,393,585,020

Unrealized appreciation	$254,305,861	$416,961,563
Unrealized depreciation	(3,454,131)	(60,724,794)

Net unrealized appreciation (depreciation)	$250,851,730	$356,236,769

Undistributed ordinary income	$503,247	$50,704,622
Undistributed long term capital gains	24,018,389	—

Distributable earnings	$24,521,636	$50,704,622

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains from Underlying Funds and wash sales.

In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2017, such reclassifications were as follows:

Franklin Founding Funds Allocation Fund

Paid-in Capital	$(1,003,221,596)
Undistributed net investment income	$3,202,627
Accumulated net realized gain (loss)	$1,000,018,969

Franklin Corefolio Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

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5.   Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2017, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$5,300,000	$23,000,000
Sales	$51,733,782	$629,767,047

6.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 9, 2018, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 8, 2019, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2017, the Funds did not use the Global Credit Facility.

7.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

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NOTES TO FINANCIAL STATEMENTS

8.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $24,924,952 as a long term capital gain dividend for the fiscal year ended December 31, 2017.

Under Section 871(k)(2)(C) of the Code, Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $753,932 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2017.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2017:

Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

98.70%	46.46%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2017:

Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

$10,223,410	$100,834,323

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2017, the Funds’ qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2017, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Advisor Class shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin Corefolio Allocation Fund
Class A	$0.0076	$0.0748	$0.0531
Class C	$0.0076	$0.0748	$0.0531
Class R	$0.0076	$0.0748	$0.0531
Class R6	$0.0076	$0.0748	$0.0531
Advisor Class	$0.0076	$0.0748	$0.0531

Franklin Founding Funds Allocation Fund
Class A	$0.0075	$0.0732	$0.0520
Class C	$0.0075	$0.0732	$0.0520
Class R	$0.0075	$0.0732	$0.0520
Class R6	$0.0075	$0.0732	$0.0520
Advisor Class	$0.0075	$0.0732	$0.0520

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Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Fund Allocator Series was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Fund Allocator Series and to vote to approve an amended fundamental investment restriction regarding investments in commodities for each of the Funds. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Fund Allocator Series: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson; (ii) the proposal to approve the amended fundamental investment restriction regarding investments in commodities was approved by shareholders of Franklin Corefolio Allocation Fund; and (iii) sufficient votes were not received to pass the proposal to approve the amended fundamental investment restriction regarding investments in commodities for Franklin Founding Funds Allocation Fund. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.     To elect a Board of Trustees:

Name	For	Withheld

Harris J. Ashton	390,516,091	13,444,532

Terrence J. Checki	390,358,474	13,602,149

Mary C. Choksi	390,976,557	12,983,067

Edith E. Holiday	390,925,009	13,035,612

Gregory E. Johnson	390,675,564	13,285,060

Rupert H. Johnson, Jr.	390,454,015	13,506,608

J. Michael Luttig	390,724,016	13,236,605

Larry D. Thompson	390,661,770	13,298,853

John B. Wilson	390,907,907	13,052,714

Total Trust Shares Outstanding*: 723,360,102

Proposal 2.     To approve an amended fundamental investment restriction regarding investments in commodities:

Franklin Corefolio Allocation Fund

Shares

For	17,990,563

Against	588,502

Abstain	670,098

Broker Non-Votes	5,340,847

Total Fund Shares Voted	24,590,010

Total Fund Shares Outstanding*	39,942,536

* As of the record date.

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Franklin Founding Funds Allocation Fund

Shares

For	127,977,712

Against	4,409,609

Abstain	7,018,584

Broker Non-Votes	54,728,638

Total Fund Shares Voted	194,134,543

Total Fund Shares Outstanding*	339,036,905

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	139	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	139	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	139	Hess Corporation (exploration and refining of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	113	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	153	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	139	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA,

LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**GregoryE. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

48	Annual Report	franklintempleton.com

Annual Report and Shareholder Letter Franklin Fund Allocator Series
Fund Administrator
Franklin Templeton Services, LLC
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FAS2 A 02/18

Annual Report and Shareholder Letter December 31, 2017

Franklin Fund Allocator Series

Franklin LifeSmart™

Retirement Income Fund

2020 Retirement Target Fund

2025 Retirement Target Fund

2030 Retirement Target Fund

2035 Retirement Target Fund

2040 Retirement Target Fund

2045 Retirement Target Fund

2050 Retirement Target Fund

2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the 12 months ended December 31, 2017, mostly upbeat economic data, improved corporate earnings and supportive monetary policies were positives for US securities markets. After two rate increases earlier in 2017, at its December meeting the US Federal Reserve (Fed) raised the target range for its benchmark federal funds rate 0.25% to 1.25%–1.50% amid ongoing labor market strength, rising economic activity and low inflation in the US. The Fed also announced a gradual monthly reduction in its balance sheet starting in January of 2018 as part of its ongoing plan to normalize monetary policy.

In this environment, US stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +21.83% total return.1 Stocks in global developed markets, as measured by the MSCI World Index, returned +23.07% for the same period.1 Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, posted a +3.54% 12-month total return,1 and short-term investments, as measured by the Citigroup 3-Month Treasury Bill Index, returned +0.84%.2

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook will be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of December 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: FactSet.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Annual Report	franklintempleton.com

Annual Report

Economic and Market Overview

The global economy grew moderately during the 12-month period under review. In this environment, global developed and emerging market stocks generated a +24.62% total return, as measured by the MSCI All Country World Index.1 Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and investor optimism about pro-growth and pro-business policies in the US. The prospect for reforms in the European Union (EU) with Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports and the passage of the US tax reform bill also supported global stocks.

However, global markets reflected investor concerns about the terms of the UK’s exit from the EU, political uncertainty in the US and the EU, and geopolitical tensions in the Korean peninsula and other regions. Other concerns included the health of European banks, global oil oversupply despite a pact by major oil-producing countries to extend production cuts, and comments from key central bankers around the world about potentially raising interest rates.

After strengthening in 2017’s second and third quarters, the US economy moderated in the fourth quarter. The economy grew faster in 2017 than in 2016, however, largely due to growth in consumer spending, business investment and exports. The unemployment rate decreased from 4.7% in December 2016 to 4.1% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.1% in December 2016, and while it varied over the 12-month period, remained unchanged at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% three times during the period, amid signs of a growing US economy, strengthening labor market and improving business spending. At its December meeting, the Fed confirmed that the monthly balance sheet reduction would increase from US$10 billion to US$20 billion beginning in January 2018.

In Europe, the UK’s economic growth moderated in 2017 compared to 2016, largely due to slower growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The eurozone’s growth accelerated in 2017’s second and third quarters, but moderated in the fourth quarter. However, the eurozone’s 2017 economic growth rate was the fastest in a decade. The bloc’s annual inflation rate, while low, ended higher than in December 2016. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew for the third consecutive quarter, although third-quarter 2017 growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s first three quarters compared to the prior-year periods, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017 than in 2016, supported by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LifeSmart Retirement Income Fund

This annual report for Franklin LifeSmart Retirement Income Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

**Rounds to less than 0.1%.

Performance Overview

The Fund’s Class A shares delivered a +4.84% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, delivered a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin Floating Rate Daily Access Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 64.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Fund Holdings
12/31/17
% of Total Net Assets
Franklin Floating Rate Daily Access Fund – Class R6	24.6%
Franklin Income Fund – Class R6	21.5%
Franklin U.S. Government Securities Fund – Class R6	15.1%
iShares iBoxx High Yield Corporate Bond ETF	9.2%
iShares U.S. Preferred Stock ETF	8.4%
Franklin High Income Fund – Class R6	6.8%
Morgan Stanley – Index-Linked Notes	5.7%
Templeton Global Total Return Fund – Class R6	4.5%
Barclays Bank PLC – Index-Linked Notes	4.2%

Our domestic equity fund holding, iShares U.S. Preferred Stock ETF, underperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed the MSCI ACWI and outperformed the Bloomberg Barclays Multiverse Index. The index-linked notes increased the level of income the fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart Retirement Income Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Managers

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	5

FRANKLIN LIFESMART RETIREMENT INCOME FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+4.84%	-1.20%
5-Year	+24.37%	+3.23%
10-Year	+45.29%	+3.20%

Advisor
1-Year	+5.09%	+5.09%
5-Year	+26.05%	+4.74%
10-Year	+49.46%	+4.10%

	30-Day Standardized Yield[4]
Share Class	(with waiver)	(without waiver)
A	4.21%	3.60%
C	3.42%	2.81%
R	3.95%	3.34%
R6	4.51%	3.96%
Advisor	4.45%	3.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/08–12/31/17)

Advisor Class (1/1/08–12/31/17)

See page 9 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	12/31/17	12/31/16	Change
A (FTRAX)	$11.06	$10.96	+$0.10
C (FRTCX)	$10.92	$10.83	+$0.09
R (FBRLX)	$11.01	$10.92	+$0.09
R6 (FLMTX)	$11.11	$11.01	+$0.10
Advisor (FLRDX)	$11.10	$11.00	+$0.10

Distributions (1/1/17–12/31/17)
Share Class	Net Investment Income
A	$0.4332
C	$0.3468
R	$0.4032
R6	$0.4680
Advisor	$0.4620

Total Annual Operating Expenses[7]

Share Class	With Waiver	Without Waiver
A	0.85%	1.45%
Advisor	0.60%	1.20%

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

5. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

			Expenses		Expenses	Net
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Paid During Period 7/1/17–12/31/17[1,2]	Annualized Expense Ratio[2]

A	$1,000	$1,018.80	$1.53	$1,023.69	$1.53	0.30%
C	$1,000	$1,015.00	$5.33	$1,019.91	$5.35	1.05%
R	$1,000	$1,016.60	$2.80	$1,022.43	$2.80	0.55%
R6	$1,000	$1,019.40	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,019.10	$0.25	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

10	Annual Report	franklintempleton.com

Franklin LifeSmart 2020 Retirement Target Fund

This annual report for Franklin LifeSmart 2020 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +11.53% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 70.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	20.3%
Templeton Global Total Return Fund – Class R6	11.3%
Franklin Growth Fund – Class R6	10.5%
Franklin Rising Dividends Fund – Class R6	4.3%
Franklin LibertyQ Emerging Markets ETF	4.2%
Franklin Growth Opportunities Fund – Class R6	4.1%
iShares Core U.S. Aggregate Bond ETF	4.1%
Franklin FTSE Europe ETF	3.7%
Franklin U.S. Government Securities Fund – Class R6	3.7%
Franklin International Small Cap Growth Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund –Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+11.53%	+5.13%
3-Year	+12.41%	+1.94%
Since Inception (7/1/13)	+30.43%	+4.69%

Advisor
1-Year	+11.88%	+11.88%
3-Year	+13.41%	+4.29%
Since Inception (7/1/13)	+32.07%	+6.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/17)

Advisor Class (7/1/13–12/31/17)

See page 15 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.1472
C	$0.0644
R	$0.1072
R6	$0.1812
Advisor	$0.1760

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.95%	1.63%
Advisor	0.70%	1.38%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,049.60	$1.55	$1,023.69	$1.53	0.30%
C	$1,000	$1,045.80	$5.41	$1,019.91	$5.35	1.05%
R	$1,000	$1,048.10	$2.84	$1,022.43	$2.80	0.55%
R6	$1,000	$1,051.10	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,050.90	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16	Annual Report	franklintempleton.com

Franklin LifeSmart 2025 Retirement Target Fund

This annual report for Franklin LifeSmart 2025 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +14.95% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 77.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	13.9%
Franklin Low Duration Total Return Fund – Class R6	13.5%
Templeton Global Total Return Fund – Class R6	7.3%
Franklin LibertyQ Emerging Markets ETF	6.3%
Franklin Rising Dividends Fund – Class R6	5.8%
Franklin Growth Opportunities Fund – Class R6	5.3%
Franklin FTSE Europe ETF	5.0%
Franklin International Small Cap Growth Fund – Class R6	4.4%
Financial Select Sector SPDR ETF	3.6%
Franklin LibertyQ U.S. Equity ETF	3.4%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+14.95%	+8.35%
5-Year	+45.39%	+6.50%
10-Year	+59.40%	+4.15%

Advisor
1-Year	+15.30%	+15.30%
5-Year	+47.49%	+8.08%
10-Year	+63.97%	+5.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/08–12/31/17)

Advisor Class (1/1/08–12/31/17)

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2306
C	$0.1372
R	$0.1892
R6	$0.2687
Advisor	$0.2627

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.97%	1.43%
Advisor	0.72%	1.18%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,065.10	$1.56	$1,023.69	$1.53	0.30%
C	$1,000	$1,061.80	$5.46	$1,019.91	$5.35	1.05%
R	$1,000	$1,064.40	$2.86	$1,022.43	$2.80	0.55%
R6	$1,000	$1,067.20	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,066.70	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Annual Report	franklintempleton.com

Franklin LifeSmart 2030 Retirement Target Fund

This annual report for Franklin LifeSmart 2030 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +16.73% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 84.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	15.0%
Franklin Low Duration Total Return Fund – Class R6	10.0%
Franklin LibertyQ Emerging Markets ETF	7.0%
Franklin Rising Dividends Fund – Class R6	6.4%
Franklin FTSE Europe ETF	5.9%
Franklin International Small Cap Growth Fund – Class R6	5.7%
Templeton Global Total Return Fund – Class R6	5.6%
Franklin Growth Opportunities Fund – Class R6	5.6%
Financial Select Sector SPDR ETF	4.0%
Franklin LibertyQ U.S. Equity ETF	3.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+16.73%	+9.98%
3-Year	+18.05%	+3.62%
Since Inception (7/1/13)	+39.44%	+6.26%

Advisor
1-Year	+16.97%	+16.97%
3-Year	+18.91%	+5.94%
Since Inception (7/1/13)	+40.97%	+7.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/17)

Advisor Class (7/1/13–12/31/17)

See page 27 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2230
C	$0.1453
R	$0.1834
R6	$0.2596
Advisor	$0.2540

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.99%	1.71%
Advisor	0.74%	1.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	27

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,074.10	$1.57	$1,023.69	$1.53	0.30%
C	$1,000	$1,070.00	$5.48	$1,019.91	$5.35	1.05%
R	$1,000	$1,072.60	$2.87	$1,022.43	$2.80	0.55%
R6	$1,000	$1,075.20	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,074.80	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

28	Annual Report	franklintempleton.com

Franklin LifeSmart 2035 Retirement Target Fund

This annual report for Franklin LifeSmart 2035 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +17.93% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 91.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.1%
Franklin Low Duration Total Return Fund – Class R6	7.6%
Franklin Growth Opportunities Fund – Class R6	7.1%
Franklin LibertyQ Emerging Markets ETF	7.0%
Franklin International Small Cap Growth Fund – Class R6	6.4%
Franklin Rising Dividends Fund – Class R6	6.4%
Franklin FTSE Europe ETF	6.2%
Templeton Global Total Return Fund – Class R6	4.3%
Financial Select Sector SPDR ETF	4.2%
Franklin LibertyQ U.S. Equity ETF	4.1%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

30	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+17.93%	+11.18%
5-Year	+52.68%	+7.55%
10-Year	+62.22%	+4.34%

Advisor
1-Year	+18.24%	+18.24%
5-Year	+54.75%	+9.13%
10-Year	+67.16%	+5.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/08–12/31/17)

Advisor Class (1/1/08–12/31/17)

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2769
C	$0.1855
R	$0.2369
R6	$0.3165
Advisor	$0.3098

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.99%	1.51%
Advisor	0.74%	1.26%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	33

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,078.40	$1.57	$1,023.69	$1.53	0.30%
C	$1,000	$1,073.90	$5.44	$1,019.96	$5.30	1.04%
R	$1,000	$1,077.00	$2.88	$1,022.43	$2.80	0.55%
R6	$1,000	$1,080.00	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,079.40	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Annual Report	franklintempleton.com

Franklin LifeSmart 2040 Retirement Target Fund

This annual report for Franklin LifeSmart 2040 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +18.50% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 98.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.7%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin LibertyQ Emerging Markets ETF	7.1%
Franklin International Small Cap Growth Fund – Class R6	6.8%
Franklin Low Duration Total Return Fund – Class R6	6.7%
Franklin Rising Dividends Fund – Class R6	6.6%
Franklin FTSE Europe ETF	6.3%
Franklin LibertyQ U.S. Equity ETF	4.3%
Financial Select Sector SPDR ETF	4.3%
Franklin Mutual International Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A

1-Year	+18.50%	+11.72%

3-Year	+19.57%	+4.06%

Since Inception (7/1/13)	+42.67%	+6.80%

Advisor

1-Year	+18.88%	+18.88%

3-Year	+20.51%	+6.42%

Since Inception (7/1/13)	+44.51%	+8.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 39 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/17)

Advisor Class (7/1/13–12/31/17)

See page 39 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2325
C	$0.1585
R	$0.1855
R6	$0.2704
Advisor	$0.2641

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	1.00%	1.89%
Advisor	0.75%	1.64%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	39

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,081.10	$1.57	$1,023.69	$1.53	0.30%
C	$1,000	$1,077.20	$5.50	$1,019.91	$5.35	1.05%
R	$1,000	$1,080.00	$2.88	$1,022.43	$2.80	0.55%
R6	$1,000	$1,082.70	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,082.30	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

40	Annual Report	franklintempleton.com

Franklin LifeSmart 2045 Retirement Target Fund

This annual report for Franklin LifeSmart 2045 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +18.72% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 43.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 105.

franklintempleton.com	Annual Report	41

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.7%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin LibertyQ Emerging Markets ETF	7.5%
Franklin International Small Cap Growth Fund – Class R6	6.7%
Franklin Rising Dividends Fund – Class R6	6.6%
Franklin FTSE Europe ETF	6.5%
Franklin Low Duration Total Return Fund – Class R6	6.1%
Financial Select Sector SPDR ETF	4.3%
Franklin LibertyQ U.S. Equity ETF	4.3%
Templeton Foreign Fund – Class R6	4.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

42	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+18.72%	+11.92%
5-Year	+54.93%	+7.86%
10-Year	+64.85%	+4.50%

Advisor
1-Year	+19.04%	+19.04%
5-Year	+57.10%	+9.46%
10-Year	+69.59%	+5.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 45 for Performance Summary footnotes.

franklintempleton.com	Annual Report	43

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE1 SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/08–12/31/17)

Advisor Class (1/1/08–12/31/17)

See page 45 for Performance Summary footnotes.

44	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2901
C	$0.1944
R	$0.2573
R6	$0.3304
Advisor	$0.3231

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	1.01%	1.68%
Advisor	0.76%	1.43%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,082.40	$1.57	$1,023.69	$1.53	0.30%
C	$1,000	$1,077.80	$5.45	$1,019.96	$ 5.30	1.04%
R	$1,000	$1,081.00	$2.88	$1,022.43	$2.80	0.55%
R6	$1,000	$1,084.00	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,083.40	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

46	Annual Report	franklintempleton.com

Franklin LifeSmart 2050 Retirement Target Fund

This annual report for Franklin LifeSmart 2050 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +18.96% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 112.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.0%
Franklin LibertyQ Emerging Markets ETF	7.9%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin International Small Cap Growth Fund – Class R6	6.7%
Franklin Rising Dividends Fund – Class R6	6.6%
Franklin FTSE Europe ETF	6.5%
Franklin Low Duration Total Return Fund – Class R6	5.5%
Franklin LibertyQ U.S. Equity ETF	4.5%
Templeton Foreign Fund – Class R6	4.3%
Financial Select Sector SPDR ETF	4.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

48	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+18.96%	+12.11%
3-Year	+20.74%	+4.40%
Since Inception (7/1/13)	+44.54%	+7.11%

Advisor
1-Year	+19.20%	+19.20%
3-Year	+21.70%	+6.77%
Since Inception (7/1/13)	+46.42%	+8.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/17)

Advisor Class (7/1/13–12/31/17)

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income
A	$0.2308
C	$0.1466
R	$0.1981
R6	$0.2649
Advisor	$0.2589

Total Annual Operating Expenses[6]

Share Class	With Waiver	Without Waiver
A	1.00%	2.17%
Advisor	0.75%	1.92%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	51

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,082.40	$1.57	$1,023.69	$1.53	0.30%
C	$1,000	$1,078.70	$5.50	$1,019.91	$5.35	1.05%
R	$1,000	$1,081.50	$2.89	$1,022.43	$2.80	0.55%
R6	$1,000	$1,084.70	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,084.20	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

52	Annual Report	franklintempleton.com

Franklin LifeSmart 2055 Retirement Target Fund

This annual report for Franklin LifeSmart 2055 Retirement Target Fund covers the fiscal year ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +19.06% cumulative total return for the 12 months ended December 31, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +24.62% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +7.69% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.84%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 119.

franklintempleton.com	Annual Report	53

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.4%
Franklin Growth Opportunities Fund – Class R6	7.6%
Franklin LibertyQ Emerging Markets ETF	7.6%
Franklin International Small Cap Growth Fund – Class R6	6.9%
Franklin Rising Dividends Fund – Class R6	6.8%
Franklin FTSE Europe ETF	6.6%
Franklin Low Duration Total Return Fund – Class R6	5.6%
Franklin LibertyQ U.S. Equity ETF	4.7%
Templeton Foreign Fund – Class R6	4.6%
Financial Select Sector SPDR ETF	4.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

54	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+19.06%	+12.19%
Since Inception (5/1/15)	+16.15%	+3.45%

Advisor
1-Year	+19.27%	+19.27%
Since Inception (5/1/15)	+16.75%	+5.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 57 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (5/1/15–12/31/17)

Advisor Class (5/1/15–12/31/17)

See page 57 for Performance Summary footnotes.

56	Annual Report	franklintempleton.com

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–12/31/17)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.1911	$0.0301	$0.2212
C	$0.1367	$0.0301	$0.1668
R	$0.1609	$0.0301	$0.1910
R6	$0.2180	$0.0301	$0.2481
Advisor	$0.2130	$0.0301	$0.2431

Total Annual Operating Expenses[6]

Share Class	With Waiver	Without Waiver
A	1.00%	4.71%
Advisor	0.75%	4.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	57

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,084.10	$1.58	$1,023.69	$1.53	0.30%
C	$1,000	$1,079.80	$5.50	$1,019.91	$5.35	1.05%
R	$1,000	$1,081.50	$2.89	$1,022.43	$2.80	0.55%
R6	$1,000	$1,085.60	$0.00	$1,025.21	$0.00	0.00%
Advisor	$1,000	$1,085.10	$0.26	$1,024.95	$0.26	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

58	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart Retirement Income Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.96	$10.78	$11.67	$12.28	$11.67

Income from investment operations[a]:

Net investment income[b,c]	0.43	0.27	0.26	0.39	0.25

Net realized and unrealized gains (losses)	0.10	0.28	(0.55)	(0.01)	1.16

Total from investment operations	0.53	0.55	(0.29)	0.38	1.41

Less distributions from:

Net investment income	(0.43)	(0.28)	(0.27)	(0.40)	(0.27)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.04)	—	—	—

Total distributions	(0.43)	(0.37)	(0.60)	(0.99)	(0.80)

Net asset value, end of year	$11.06	$10.96	$10.78	$11.67	$12.28

Total return[d]	4.84%	5.25%	(2.59)%	3.07%	12.27%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.92%	0.90%	0.92%	0.84%	0.83%

Expenses net of waiver and payments by affiliates[e]	0.30%[f]	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	3.89%	2.50%	2.27%	3.20%	2.04%

Supplemental data

Net assets, end of year (000’s)	$32,397	$39,713	$44,823	$48,121	$44,347

Portfolio turnover rate	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.83	$10.66	$11.55	$12.16	$11.57

Income from investment operations[a]:

Net investment income[b,c]	0.34	0.19	0.18	0.30	0.16

Net realized and unrealized gains (losses)	0.10	0.28	(0.55)	(0.01)	1.15

Total from investment operations	0.44	0.47	(0.37)	0.29	1.31

Less distributions from:

Net investment income	(0.35)	(0.22)	(0.19)	(0.31)	(0.19)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.03)	—	—	—

Total distributions	(0.35)	(0.30)	(0.52)	(0.90)	(0.72)

Net asset value, end of year	$10.92	$10.83	$10.66	$11.55	$12.16

Total return[d]	4.07%	4.50%	(3.32)%	2.39%	11.46%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.67%	1.64%	1.64%	1.54%	1.53%

Expenses net of waiver and payments by affiliates[e]	1.05%[f]	1.04%	1.05%	1.05%	1.08%

Net investment income[c]	3.14%	1.76%	1.55%	2.50%	1.34%

Supplemental data

Net assets, end of year (000’s)	$16,070	$17,570	$20,858	$21,189	$20,395

Portfolio turnover rate	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

60	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class R

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.92	$10.74	$11.64	$12.25	$11.64

Income from investment operations[a]:

Net investment income[b,c]	0.40	0.25	0.25	0.36	0.22

Net realized and unrealized gains (losses)	0.09	0.28	(0.57)	(—)[d]	1.16

Total from investment operations	0.49	0.53	(0.32)	0.36	1.38

Less distributions from:

Net investment income	(0.40)	(0.26)	(0.25)	(0.38)	(0.24)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.04)	—	—	—

Total distributions	(0.40)	(0.35)	(0.58)	(0.97)	(0.77)

Net asset value, end of year	$11.01	$10.92	$10.74	$11.64	$12.25

Total return	4.57%	4.94%	(2.87)%	2.89%	12.04%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.17%	1.15%	1.14%	1.04%	1.03%

Expenses net of waiver and payments by affiliates[e]	0.55%[f]	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	3.64%	2.25%	2.05%	3.00%	1.84%

Supplemental data

Net assets, end of year (000’s)	$4,071	$4,920	$4,130	$2,828	$2,279

Portfolio turnover rate	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	61

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.01	$10.82	$11.72	$12.32	$12.17

Income from investment operations[b]:

Net investment income[c,d]	0.47	0.30	0.31	0.57	0.49

Net realized and unrealized gains (losses)	0.10	0.29	(0.57)	(0.14)	0.44

Total from investment operations	0.57	0.59	(0.26)	0.43	0.93

Less distributions from:

Net investment income	(0.47)	(0.31)	(0.31)	(0.44)	(0.25)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.04)	—	—	—

Total distributions	(0.47)	(0.40)	(0.64)	(1.03)	(0.78)

Net asset value, end of year	$11.11	$11.01	$10.82	$11.72	$12.32

Total return[e]	5.14%	5.60%	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.52%	0.55%	0.53%	0.44%	0.60%

Expenses net of waiver and payments by affiliates[g]	—%[h]	—%	—%	—%	—%

Net investment income[d]	4.19%	2.80%	2.60%	3.55%	2.42%

Supplemental data

Net assets, end of year (000’s)	$4,031	$3,930	$6,828	$6,709	$763

Portfolio turnover rate	28.12%	149.53%	38.48%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the year ended December 31, 2017.

hBenefit of expense reduction rounds to less than 0.01%.

62	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.00	$10.81	$11.71	$12.31	$11.70

Income from investment operations[a]:

Net investment income[b,c]	0.46	0.29	0.25	0.43	0.29

Net realized and unrealized gains (losses)	0.10	0.29	(0.52)	(—)[d]	1.16

Total from investment operations	0.56	0.58	(0.27)	0.43	1.45

Less distributions from:

Net investment income	(0.46)	(0.30)	(0.30)	(0.44)	(0.31)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.04)	—	—	—

Total distributions	(0.46)	(0.39)	(0.63)	(1.03)	(0.84)

Net asset value, end of year	$11.10	$11.00	$10.81	$11.71	$12.31

Total return	5.09%	5.55%	(2.40)%	3.45%	12.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.67%	0.65%	0.64%	0.54%	0.53%

Expenses net of waiver and payments by affiliates[e]	0.05%[f]	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	4.14%	2.75%	2.55%	3.50%	2.34%

Supplemental data

Net assets, end of year (000’s)	$2,122	$1,696	$880	$2,194	$2,494

Portfolio turnover rate	28.12%	149.53%	38.48%	68.98%	73.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.44% for the year ended December 31, 2017.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart Retirement Income Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 90.1%
	Domestic Equity 8.4%
	iShares U.S. Preferred Stock ETF	130,400		$4,964,328

	Domestic Fixed Income 55.7%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	1,642,895		14,408,195
[a]	Franklin High Income Fund, Class R6	2,134,595		4,013,039
[a]	Franklin U.S. Government Securities Fund, Class R6	1,455,994		8,852,441
	iShares iBoxx High Yield Corporate Bond ETF	61,900		5,401,394

				32,675,069

	Domestic Hybrid 21.5%
[a]	Franklin Income Fund, Class R6	5,341,125		12,605,056

	Foreign Fixed Income 4.5%
[a]	Templeton Global Total Return Fund, Class R6	218,266		2,630,100

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $51,681,287)			52,874,553

		Units
[b]	Index-Linked Notes 9.9%
[c,d,e]	Barclays Bank PLC, senior note, 144A, 0.947%, 7/08/19	2,500		2,483,383
[c,f]	Morgan Stanley, senior note, 144A, 4.89%, 3/29/18	26,778		3,345,370

	Total Index-Linked Notes (Cost $5,497,797)			5,828,753

	Total Investments before Short Term Investments (Cost $57,179,084)			58,703,306

		Shares
	Short Term Investments (Cost $65,050) 0.1%
	Money Market Funds 0.1%
[a,g]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	65,050		65,050

	Total Investments (Cost $57,244,134) 100.1%			58,768,356
	Other Assets, less Liabilities (0.1)%			(76,822)

	Net Assets 100.0%		`$	58,691,534

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(c) regarding index-linked notes.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2017, the aggregate value of these securities was $5,828,753, representing 9.9% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eSecurity pays a variable coupon based on the distribution of the SPXDIV Index. The coupon rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.

fSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index.

gThe rate shown is the annualized seven-day yield at period end.

64	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2020 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.68	$10.61	$11.14	$10.94	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.18	0.13	0.24	0.33	0.16

Net realized and unrealized gains (losses)	1.05	0.19	(0.48)	0.20	0.91

Total from investment operations	1.23	0.32	(0.24)	0.53	1.07

Less distributions from:

Net investment income	(0.15)	(0.17)	(0.19)	(0.27)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.15)	(0.25)	(0.29)	(0.33)	(0.13)

Net asset value, end of year	$11.76	$10.68	$10.61	$11.14	$10.94

Total return[f]	11.53%	3.03%	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.02%	0.98%	1.05%	2.25%	11.14%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.24%

Net investment income[d]	1.58%	1.25%	2.06%	3.20%	3.12%

Supplemental data

Net assets, end of year (000’s)	$20,289	$19,292	$19,895	$7,302	$2,189

Portfolio turnover rate	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.62	$10.56	$11.08	$10.90	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.05	0.14	0.24	0.18

Net realized and unrealized gains (losses)	1.03	0.18	(0.44)	0.21	0.83

Total from investment operations	1.13	0.23	(0.30)	0.45	1.01

Less distributions from:

Net investment income	(0.06)	(0.09)	(0.12)	(0.21)	(0.11)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.06)	(0.17)	(0.22)	(0.27)	(0.11)

Net asset value, end of year	$11.69	$10.62	$10.56	$11.08	$10.90

Total return[f]	10.69%	2.29%	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.77%	1.73%	1.78%	2.95%	11.95%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.83%	0.50%	1.33%	2.50%	2.31%

Supplemental data

Net assets, end of year (000’s)	$6,287	$5,138	$5,221	$2,617	$250

Portfolio turnover rate	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

66	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.66	$10.59	$11.12	$10.93	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.10	0.35	0.42	0.11

Net realized and unrealized gains (losses)	1.08	0.18	(0.61)	0.08	0.93

Total from investment operations	1.20	0.28	(0.26)	0.50	1.04

Less distributions from:

Net investment income	(0.11)	(0.13)	(0.17)	(0.25)	(0.11)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.11)	(0.21)	(0.27)	(0.31)	(0.11)

Net asset value, end of year	$11.75	$10.66	$10.59	$11.12	$10.93

Total return[f]	11.26%	2.74%	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.27%	1.23%	1.28%	2.45%	11.45%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	1.33%	1.00%	1.83%	3.00%	2.81%

Supplemental data

Net assets, end of year (000’s)	$969	$3,145	$3,189	$80	$11

Portfolio turnover rate	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	67

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.70	$10.64	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.21	0.17	0.23	0.45	0.14

Net realized and unrealized gains (losses)	1.06	0.17	(0.42)	0.11	0.94

Total from investment operations	1.27	0.34	(0.19)	0.56	1.08

Less distributions from:

Net investment income	(0.18)	(0.20)	(0.22)	(0.30)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.18)	(0.28)	(0.32)	(0.36)	(0.13)

Net asset value, end of year	$11.79	$10.70	$10.64	$11.15	$10.95

Total return[f]	11.93%	3.33%	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.59%	0.57%	0.66%	1.81%	11.51%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	1.88%	1.55%	2.38%	3.55%	3.36%

Supplemental data

Net assets, end of year (000’s)	$8,831	$6,670	$6,751	$7,361	$11

Portfolio turnover rate	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

68	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.70	$10.63	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.16	0.25	0.39	0.17

Net realized and unrealized gains (losses)	1.04	0.18	(0.45)	0.17	0.91

Total from investment operations	1.27	0.34	(0.20)	0.56	1.08

Less distributions from:

Net investment income	(0.18)	(0.19)	(0.22)	(0.30)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.18)	(0.27)	(0.32)	(0.36)	(0.13)

Net asset value, end of year	$11.79	$10.70	$10.63	$11.15	$10.95

Total return[f]	11.88%	3.28%	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.77%	0.73%	0.78%	1.95%	10.95%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.83%	1.50%	2.33%	3.50%	3.31%

Supplemental data

Net assets, end of year (000’s)	$691	$317	$290	$98	$44

Portfolio turnover rate	47.93%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	69

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2020 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.4%
	Alternative Strategies 4.7%
[a]	Franklin K2 Long Short Credit Fund, Class R6	86,634	$902,723
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	126,603	845,712

			1,748,435

	Domestic Equity 29.3%
	Financial Select Sector SPDR ETF	34,800	971,268
[a]	Franklin Growth Fund, Class R6	41,360	3,910,204
[a,b]	Franklin Growth Opportunities Fund, Class R6	38,900	1,526,046
[a]	Franklin LibertyQ U.S. Equity ETF	34,600	1,000,283
[a]	Franklin Rising Dividends Fund, Class R6	26,237	1,602,829
[a,b]	Franklin Small Cap Growth Fund, Class R6	21,218	504,128
[a]	Franklin Utilities Fund, Class R6	33,104	623,682
	iShares S&P 500 Value ETF	6,378	728,623

			10,867,063

	Domestic Fixed Income 35.1%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	113,595	996,227
[a]	Franklin Low Duration Total Return Fund, Class R6	768,049	7,542,245
[a]	Franklin Strategic Income Fund, Class R6	101,065	995,493
[a]	Franklin U.S. Government Securities Fund, Class R6	223,660	1,359,850
	iShares Core U.S. Aggregate Bond ETF	13,800	1,508,754
	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,100	619,956

			13,022,525

	Foreign Equity 17.0%
[a]	Franklin FTSE Europe ETF	54,400	1,387,472
[a]	Franklin International Small Cap Growth Fund, Class R6	59,882	1,206,623
[a]	Franklin LibertyQ Emerging Markets ETF	47,400	1,566,333
[a]	Franklin Mutual International Fund, Class R6	47,619	760,469
	iShares Global Infrastructure ETF	10,702	483,945
[a]	Templeton Foreign Fund, Class R6	110,287	875,682

			6,280,524

	Foreign Fixed Income 11.3%
[a]	Templeton Global Total Return Fund, Class R6	347,950	4,192,791

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $32,926,306)		36,111,338

	Short Term Investments 2.6%
	Money Market Funds (Cost $904,584) 2.4%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	904,584	904,584

70	Annual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

		Principal Amount	Value
	Repurchase Agreements (Cost $64,954) 0.2%
[d]	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $64,964)
	BNP Paribas Securities Corp. (Maturity Value $10,590)
	Deutsche Bank Securities Inc. (Maturity Value $11,803)
	HSBC Securities (USA) Inc. (Maturity Value $42,359)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $212)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $66,258)	$64,954	$64,954

	Total Investments (Cost $33,895,844) 100.0%		37,080,876
	Other Assets, less Liabilities (0.0)%†		(13,631)

	Net Assets 100.0%		$37,067,245

See Abbreviations on page 157.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	71

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2025 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.49	$11.44	$12.36	$12.76	$11.11

Income from investment operations[a]:

Net investment income[b,c]	0.19	0.14	0.19	0.26	0.16

Net realized and unrealized gains (losses)	1.52	0.19	(0.43)	0.30	2.06

Total from investment operations	1.71	0.33	(0.24)	0.56	2.22

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.13)	(0.19)	(0.28)	(0.19)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.23)	(0.28)	(0.68)	(0.96)	(0.57)

Net asset value, end of year	$12.97	$11.49	$11.44	$12.36	$12.76

Total return[d]	14.95%	2.96%	(2.08)%	4.39%	20.18%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.80%	0.76%	0.77%	0.83%	0.84%

Expenses net of waiver and payments by affiliates[e]	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	1.52%	1.18%	1.52%	2.03%	1.31%

Supplemental data

Net assets, end of year (000’s)	$77,510	$74,746	$72,625	$67,854	$58,811

Portfolio turnover rate	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the year ended December 31, 2017.

72	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.32	$11.27	$12.18	$12.60	$10.97

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.05	0.10	0.16	0.07

Net realized and unrealized gains (losses)	1.50	0.20	(0.42)	0.29	2.05

Total from investment operations	1.59	0.25	(0.32)	0.45	2.12

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.14)	(0.05)	(0.10)	(0.19)	(0.11)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.14)	(0.20)	(0.59)	(0.87)	(0.49)

Net asset value, end of year	$12.77	$11.32	$11.27	$12.18	$12.60

Total return[d]	14.06%	2.21%	(2.74)%	3.58%	19.52%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.55%	1.51%	1.49%	1.53%	1.54%

Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.77%	0.43%	0.80%	1.33%	0.61%

Supplemental data

Net assets, end of year (000’s)	$27,301	$26,401	$29,425	$28,712	$25,248

Portfolio turnover rate	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	73

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.44	$11.40	$12.31	$12.72	$11.07

Income from investment operations[a]:

Net investment income[b,c]	0.14	0.11	0.17	0.23	0.13

Net realized and unrealized gains (losses)	1.54	0.19	(0.42)	0.30	2.07

Total from investment operations	1.68	0.30	(0.25)	0.53	2.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.11)	(0.17)	(0.26)	(0.17)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.19)	(0.26)	(0.66)	(0.94)	(0.55)

Net asset value, end of year	$12.93	$11.44	$11.40	$12.31	$12.72

Total return	14.73%	2.65%	(2.20)%	4.12%	20.05%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.05%	1.01%	0.99%	1.03%	1.04%

Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	1.27%	0.93%	1.30%	1.83%	1.11%

Supplemental data

Net assets, end of year (000’s)	$6,166	$7,411	$6,062	$5,361	$4,835

Portfolio turnover rate	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the year ended December 31, 2017.

74	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.52	$11.47	$12.39	$12.79	$11.74

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.17	0.24	0.41	0.55

Net realized and unrealized gains (losses)	1.53	0.20	(0.44)	0.20	1.06

Total from investment operations	1.76	0.37	(0.20)	0.61	1.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.17)	(0.23)	(0.33)	(0.18)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.27)	(0.32)	(0.72)	(1.01)	(0.56)

Net asset value, end of year	$13.01	$11.52	$11.47	$12.39	$12.79

Total return[e]	15.34%	3.24%	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.37%	0.37%	0.36%	0.39%	0.45%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	1.82%	1.48%	1.85%	2.38%	1.69%

Supplemental data

Net assets, end of year (000’s)	$17,009	$13,936	$17,129	$14,010	$2,339

Portfolio turnover rate	34.08%	83.67%	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	75

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.51	$11.46	$12.38	$12.79	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.17	0.16	0.29	0.19

Net realized and unrealized gains (losses)	1.52	0.19	(0.37)	0.30	2.08

Total from investment operations	1.75	0.36	(0.21)	0.59	2.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.16)	(0.22)	(0.32)	(0.22)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.26)	(0.31)	(0.71)	(1.00)	(0.60)

Net asset value, end of year	$13.00	$11.51	$11.46	$12.38	$12.79

Total return	15.30%	3.20%	(1.80)%	4.61%	20.66%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.55%	0.51%	0.49%	0.53%	0.54%

Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.77%	1.43%	1.80%	2.33%	1.61%

Supplemental data

Net assets, end of year (000’s)	$1,866	$1,381	$1,194	$2,814	$2,487

Portfolio turnover rate	34.08%	83.67%	36.22%	62.00%	47.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the year ended December 31, 2017.

76	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2025 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.9%
	Alternative Strategies 4.8%
a	Franklin K2 Long Short Credit Fund, Class R6	304,923	$3,177,305
a	Franklin Pelagos Commodities Strategy Fund, Class R6	447,478	2,989,152
			6,166,457
	Domestic Equity 39.0%
	Financial Select Sector SPDR ETF	169,400	4,727,954
a	Franklin Growth Fund, Class R6	190,521	18,011,853
a,b	Franklin Growth Opportunities Fund, Class R6	176,178	6,911,477
a	Franklin LibertyQ U.S. Equity ETF	153,900	4,449,234
a	Franklin Rising Dividends Fund, Class R6	123,696	7,556,565
a,b	Franklin Small Cap Growth Fund, Class R6	117,520	2,792,276
a	Franklin Utilities Fund, Class R6	151,930	2,862,362
	iShares S&P 500 Value ETF	29,381	3,356,485
			50,668,206
	Domestic Fixed Income 23.5%
a	Franklin Floating Rate Daily Access Fund, Class R6	246,435	2,161,235
a	Franklin Low Duration Total Return Fund, Class R6	1,781,870	17,497,960
a	Franklin Strategic Income Fund, Class R6	220,117	2,168,148
a	Franklin U.S. Government Securities Fund, Class R6	540,046	3,283,482
	iShares Core U.S. Aggregate Bond ETF	34,000	3,717,220
	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,500	1,641,060
			30,469,105
	Foreign Equity 23.3%
a	Franklin FTSE Europe ETF	257,000	6,554,785
a	Franklin International Small Cap Growth Fund, Class R6	280,645	5,655,004
a	Franklin LibertyQ Emerging Markets ETF	245,600	8,115,852
a	Franklin Mutual International Fund, Class R6	219,075	3,498,627
	iShares Global Infrastructure ETF	59,399	2,686,023
a	Templeton Foreign Fund, Class R6	470,403	3,734,999
			30,245,290
	Foreign Fixed Income 7.3%
a	Templeton Global Total Return Fund, Class R6	790,981	9,531,325
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $106,867,671)		127,080,383

	Short Term Investments 2.1%
	Money Market Funds (Cost $1,977,315) 1.5%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	1,977,315	1,977,315

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Principal Amount	Value
Repurchase Agreements (Cost $749,786) 0.6%
[d]Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $749,900)
BNP Paribas Securities Corp. (Maturity Value $122,241)
Deutsche Bank Securities Inc. (Maturity Value $136,249)
HSBC Securities (USA) Inc. (Maturity Value $488,965)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,445)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $764,840 )	$749,786	$749,786

Total Investments (Cost $109,594,772) 100.0%		129,807,484
Other Assets, less Liabilities 0.0%†		45,213
Net Assets 100.0%		$129,852,697

See Abbreviations on page 157.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

78	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2030 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.08	$10.95	$11.45	$11.11	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.19	0.13	0.20	0.25	0.15

Net realized and unrealized gains (losses)	1.65	0.19	(0.39)	0.33	1.07

Total from investment operations	1.84	0.32	(0.19)	0.58	1.22

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.09)	(0.16)	(0.18)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.22)	(0.19)	(0.31)	(0.24)	(0.11)

Net asset value, end of year	$12.70	$11.08	$10.95	$11.45	$11.11

Total return[f]	16.73%	2.93%	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.08%	1.02%	1.17%	2.28%	20.77%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	1.60%	1.17%	1.55%	2.58%	2.72%

Supplemental data

Net assets, end of year (000’s)	$19,270	$16,788	$13,631	$5,098	$1,260

Portfolio turnover rate	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	79

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.97	$10.86	$11.38	$11.09	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.05	0.11	0.24	0.13

Net realized and unrealized gains (losses)	1.63	0.17	(0.38)	0.26	1.05

Total from investment operations	1.74	0.22	(0.27)	0.50	1.18

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.01)	(0.10)	(0.15)	(0.09)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.15)	(0.11)	(0.25)	(0.21)	(0.09)

Net asset value, end of year	$12.56	$10.97	$10.86	$11.38	$11.09

Total return[f]	15.89%	2.08%	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.83%	1.77%	1.90%	2.98%	21.59%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.85%	0.42%	0.82%	1.88%	1.90%

Supplemental data

Net assets, end of year (000’s)	$7,642	$5,127	$4,124	$1,950	$132

Portfolio turnover rate	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

80	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.06	$10.94	$11.44	$11.10	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.15	0.10	0.18	0.18	0.13

Net realized and unrealized gains (losses)	1.65	0.18	(0.39)	0.38	1.07

Total from investment operations	1.80	0.28	(0.21)	0.56	1.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.18)	(0.06)	(0.14)	(0.16)	(0.10)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.18)	(0.16)	(0.29)	(0.22)	(0.10)

Net asset value, end of year	$12.68	$11.06	$10.94	$11.44	$11.10

Total return[f]	16.39%	2.60%	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.33%	1.27%	1.40%	2.48%	21.09%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	1.35%	0.92%	1.32%	2.38%	2.40%

Supplemental data

Net assets, end of year (000’s)	$1,148	$1,398	$870	$48	$47

Portfolio turnover rate	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	81

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.12	$10.99	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.16	0.20	0.36	0.11

Net realized and unrealized gains (losses)	1.65	0.19	(0.35)	0.26	1.12

Total from investment operations	1.88	0.35	(0.15)	0.62	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.12)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.26)	(0.22)	(0.33)	(0.27)	(0.11)

Net asset value, end of year	$12.74	$11.12	$10.99	$11.47	$11.12

Total return[f]	17.01%	3.20%	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.54%	0.57%	0.68%	1.74%	21.00%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	1.90%	1.47%	1.87%	2.93%	2.95%

Supplemental data

Net assets, end of year (000’s)	$18,260	$14,455	$13,041	$12,041	$11

Portfolio turnover rate	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

82	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.11	$10.98	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.15	0.27	0.23	0.13

Net realized and unrealized gains (losses)	1.64	0.19	(0.43)	0.38	1.10

Total from investment operations	1.87	0.34	(0.16)	0.61	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.25)	(0.11)	(0.18)	(0.20)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.25)	(0.21)	(0.33)	(0.26)	(0.11)

Net asset value, end of year	$12.73	$11.11	$10.98	$11.47	$11.12

Total return[f]	16.97%	3.15%	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.83%	0.77%	0.90%	1.98%	20.59%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.85%	1.42%	1.82%	2.88%	2.90%

Supplemental data

Net assets, end of year (000’s)	$662	$332	$303	$101	$82

Portfolio turnover rate	37.45%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.60% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	83

FRANKLIN  FUND  ALLOCATOR  SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2030 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.6%
	Alternative Strategies 4.7%
[a]	Franklin K2 Long Short Credit Fund, Class R6	109,217	$1,138,045
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	160,524	1,072,298

			2,210,343

	Domestic Equity 43.3%
	Financial Select Sector SPDR ETF	67,200	1,875,552
[a]	Franklin Growth Fund, Class R6	74,736	7,065,559
[a,b]	Franklin Growth Opportunities Fund, Class R6	66,753	2,618,718
[a]	Franklin LibertyQ U.S. Equity ETF	59,400	1,717,248
[a]	Franklin Rising Dividends Fund, Class R6	49,468	3,022,018
[a,b]	Franklin Small Cap Growth Fund, Class R6	55,300	1,313,917
[a]	Franklin Utilities Fund, Class R6	64,089	1,207,439
	iShares S&P 500 Value ETF	13,426	1,533,786

			20,354,237

	Domestic Fixed Income 17.7%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	70,071	614,526
[a]	Franklin Low Duration Total Return Fund, Class R6	478,158	4,695,507
[a]	Franklin Strategic Income Fund, Class R6	62,409	614,726
[a]	Franklin U.S. Government Securities Fund, Class R6	151,620	921,852
	iShares Core U.S. Aggregate Bond ETF	9,700	1,060,501
	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,200	388,992

			8,296,104

	Foreign Equity 26.3%
[a]	Franklin FTSE Europe ETF	108,100	2,757,091
[a]	Franklin International Small Cap Growth Fund, Class R6	132,768	2,675,265
[a]	Franklin LibertyQ Emerging Markets ETF	99,700	3,294,586
[a]	Franklin Mutual International Fund, Class R6	90,470	1,444,811
	iShares Global Infrastructure ETF	19,394	876,997
[a]	Templeton Foreign Fund, Class R6	165,784	1,316,321

			12,365,071

	Foreign Fixed Income 5.6%
a	Templeton Global Total Return Fund, Class R6	218,069	2,627,734

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $40,686,182)		45,853,489

	Short Term Investments 2.1%
	Money Market Funds (Cost $842,489) 1.8%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	842,489	842,489

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

		Principal Amount	Value
	Repurchase Agreements (Cost $161,510) 0.3%
[d]	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $161,535)
	BNP Paribas Securities Corp. (Maturity Value $26,332)
	Deutsche Bank Securities Inc. (Maturity Value $29,349)
	HSBC Securities (USA) Inc. (Maturity Value $105,327)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $527)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $164,753)	$161,510	$161,510

	Total Investments (Cost $41,690,181) 99.7%		46,857,488
	Other Assets, less Liabilities 0.3%		125,064

	Net Assets 100.0%		$46,982,552

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	85

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2035 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.86	$11.78	$12.67	$12.85	$11.01

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.13	0.17	0.22	0.14

Net realized and unrealized gains (losses)	1.92	0.23	(0.41)	0.42	2.26

Total from investment operations	2.12	0.36	(0.24)	0.64	2.40

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.28)	(0.10)	(0.18)	(0.24)	(0.15)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.28)	(0.28)	(0.65)	(0.82)	(0.56)

Net asset value, end of year	$13.70	$11.86	$11.78	$12.67	$12.85

Total return[d]	17.93%	3.11%	(2.00)%	4.96%	22.06%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.86%	0.82%	0.84%	0.91%	0.94%

Expenses net of waiver and payments by affiliates[e]	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	1.55%	1.15%	1.30%	1.76%	1.17%

Supplemental data

Net assets, end of year (000’s)	$61,238	$56,650	$53,701	$50,264	$42,510

Portfolio turnover rate	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

86	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.61	$11.54	$12.43	$12.63	$10.85

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.04	0.07	0.12	0.06

Net realized and unrealized gains (losses)	1.88	0.22	(0.40)	0.41	2.21

Total from investment operations	1.98	0.26	(0.33)	0.53	2.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.01)	(0.09)	(0.15)	(0.08)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.19)	(0.19)	(0.56)	(0.73)	(0.49)

Net asset value, end of year	$13.40	$11.61	$11.54	$12.43	$12.63

Total return[d]	17.09%	2.34%	(2.76)%	4.23%	21.17%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.60%	1.57%	1.56%	1.61%	1.64%

Expenses net of waiver and payments by affiliates[e]	1.04%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.81%	0.40%	0.58%	1.06%	0.47%

Supplemental data

Net assets, end of year (000’s)	$21,451	$18,781	$19,953	$19,965	$16,873

Portfolio turnover rate	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	87

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.84	$11.77	$12.66	$12.84	$11.01

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.12	0.13	0.19	0.11

Net realized and unrealized gains (losses)	1.94	0.21	(0.40)	0.42	2.26

Total from investment operations	2.09	0.33	(0.27)	0.61	2.37

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.24)	(0.08)	(0.15)	(0.21)	(0.13)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.24)	(0.26)	(0.62)	(0.79)	(0.54)

Net asset value, end of year	$13.69	$11.84	$11.77	$12.66	$12.84

Total return	17.71%	2.87%	(2.25)%	4.75%	21.77%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.11%	1.07%	1.06%	1.11%	1.14%

Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	1.30%	0.90%	1.08%	1.56%	0.97%

Supplemental data

Net assets, end of year (000’s)	$5,745	$6,080	$4,688	$4,577	$4,093

Portfolio turnover rate	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.94	$11.85	$12.75	$12.92	$11.77

Income from investment operations[b]:

Net investment income[c,d]	0.25	0.17	0.22	0.36	0.58

Net realized and unrealized gains (losses)	1.93	0.23	(0.43)	0.33	1.17

Total from investment operations	2.18	0.40	(0.21)	0.69	1.75

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.32)	(0.13)	(0.22)	(0.28)	(0.19)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.32)	(0.31)	(0.69)	(0.86)	(0.60)

Net asset value, end of year	$13.80	$11.94	$11.85	$12.75	$12.92

Total return[e]	18.31%	3.48%	(1.75)%	5.35%	15.09%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.38%	0.39%	0.38%	0.42%	0.49%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	1.85%	1.45%	1.63%	2.11%	1.55%

Supplemental data

Net assets, end of year (000’s)	$26,497	$22,068	$20,244	$16,262	$2,532

Portfolio turnover rate	31.98%	77.39%	33.86%	61.73%	49.84%
aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	89

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.95	$11.86	$12.75	$12.93	$11.07

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.16	0.16	0.26	0.18

Net realized and unrealized gains (losses)	1.94	0.23	(0.37)	0.41	2.28

Total from investment operations	2.17	0.39	(0.21)	0.67	2.46

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.31)	(0.12)	(0.21)	(0.27)	(0.19)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.31)	(0.30)	(0.68)	(0.85)	(0.60)

Net asset value, end of year	$13.81	$11.95	$11.86	$12.75	$12.93

Total return	18.24%	3.42%	(1.76)%	5.22%	22.43%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.61%	0.57%	0.56%	0.61%	0.64%

Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.80%	1.40%	1.58%	2.06%	1.47%

Supplemental data

Net assets, end of year (000’s)	$1,578	$1,451	$1,722	$2,182	$1,815

Portfolio turnover rate	31.98%	77.39%	33.86%	61.73%	49.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2017.

90	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2035 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.8%
	Alternative Strategies 4.7%
[a]	Franklin K2 Long Short Credit Fund, Class R6	272,339	$2,837,777
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	401,076	2,679,185

			5,516,962

	Domestic Equity 45.9%
	Financial Select Sector SPDR ETF	176,500	4,926,115
[a]	Franklin Growth Fund, Class R6	198,598	18,775,451
[a,b]	Franklin Growth Opportunities Fund, Class R6	209,805	8,230,671
[a]	Franklin LibertyQ U.S. Equity ETF	164,000	4,741,224
[a]	Franklin Rising Dividends Fund, Class R6	122,435	7,479,534
[a,b]	Franklin Small Cap Growth Fund, Class R6	118,226	2,809,049
[a]	Franklin Utilities Fund, Class R6	155,847	2,936,156
	iShares S&P 500 Value ETF	31,402	3,587,364

			53,485,564

	Domestic Fixed Income 13.6%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	123,995	1,087,436
[a]	Franklin Low Duration Total Return Fund, Class R6	904,326	8,880,483
[a]	Franklin Strategic Income Fund, Class R6	107,242	1,056,334
[a]	Franklin U.S. Government Securities Fund, Class R6	310,246	1,886,296
	iShares Core U.S. Aggregate Bond ETF	18,400	2,011,672
	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700	936,012

			15,858,233

	Foreign Equity 29.3%
[a]	Franklin FTSE Europe ETF	282,200	7,197,511
[a]	Franklin International Small Cap Growth Fund, Class R6	371,243	7,480,538
[a]	Franklin LibertyQ Emerging Markets ETF	246,900	8,158,811
[a]	Franklin Mutual International Fund, Class R6	275,168	4,394,437
	iShares Global Infrastructure ETF	61,836	2,796,224
[a]	Templeton Foreign Fund, Class R6	510,656	4,054,605

			34,082,126

	Foreign Fixed Income 4.3%
[a]	Templeton Global Total Return Fund, Class R6	417,150	5,026,660

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $94,410,842)		113,969,545

	Short Term Investments 1.9%
	Money Market Funds (Cost $1,024,047) 0.9%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	1,024,047	1,024,047

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

		Principal Amount	Value
	Repurchase Agreements (Cost $1,110,909) 1.0%
[d]	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $1,111,078)
	BNP Paribas Securities Corp. (Maturity Value $181,117)
	Deutsche Bank Securities Inc. (Maturity Value $201,872)
	HSBC Securities (USA) Inc. (Maturity Value $724,467)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,622)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 -4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $1,133,214 )	$1,110,909	$1,110,909

	Total Investments (Cost $96,545,798) 99.7%		116,104,501
	Other Assets, less Liabilities 0.3%		405,622

	Net Assets 100.0%		$116,510,123

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

92	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2040 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.20	$11.06	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.18	0.14	0.18	0.24	0.11

Net realized and unrealized gains (losses)	1.88	0.17	(0.40)	0.39	1.18

Total from investment operations	2.06	0.31	(0.22)	0.63	1.29

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.08)	(0.15)	(0.18)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.23)	(0.17)	(0.30)	(0.24)	(0.10)

Net asset value, end of year	$13.03	$11.20	$11.06	$11.58	$11.19

Total return[f]	18.50%	2.91%	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.26%	1.19%	1.40%	3.25%	33.48%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.25%

Net investment income[d]	1.55%	1.22%	1.41%	2.37%	1.98%

Supplemental data

Net assets, end of year (000’s)	$14,001	$13,213	$8,177	$2,891	$672

Portfolio turnover rate	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.05	$10.97	$11.52	$11.15	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.05	0.11	0.17	0.08

Net realized and unrealized gains (losses)	1.83	0.18	(0.41)	0.39	1.16

Total from investment operations	1.94	0.23	(0.30)	0.56	1.24

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.16)	(0.06)	(0.10)	(0.13)	(0.09)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.16)	(0.15)	(0.25)	(0.19)	(0.09)

Net asset value, end of year	$12.83	$11.05	$10.97	$11.52	$11.15

Total return[f]	17.63%	2.17%	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.01%	1.94%	2.13%	3.95%	34.28%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.80%	0.47%	0.68%	1.67%	1.18%

Supplemental data

Net assets, end of year (000’s)	$4,015	$2,686	$1,988	$747	$60

Portfolio turnover rate	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2017.

94	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.17	$11.05	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.13	0.13	0.17	0.20	0.07

Net realized and unrealized gains (losses)	1.91	0.16	(0.41)	0.41	1.21

Total from investment operations	2.04	0.29	(0.24)	0.61	1.28

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.08)	(0.14)	(0.16)	(0.09)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.19)	(0.17)	(0.29)	(0.22)	(0.09)

Net asset value, end of year	$13.02	$11.17	$11.05	$11.58	$11.19

Total return[f]	18.31%	2.66%	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.51%	1.43%	1.63%	3.45%	33.78%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	1.30%	0.98%	1.18%	2.17%	1.68%

Supplemental data

Net assets, end of year (000’s)	$1,519	$2,188	$1,009	$37	$11

Portfolio turnover rate	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	95

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.26	$11.10	$11.61	$11.20	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.16	0.19	0.33	0.10

Net realized and unrealized gains (losses)	1.89	0.18	(0.37)	0.35	1.20

Total from investment operations	2.12	0.34	(0.18)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.27)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.27)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of year	$13.11	$11.26	$11.10	$11.61	$11.20

Total return[f]	18.92%	3.16%	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.61%	0.65%	0.82%	2.55%	33.68%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	1.85%	1.52%	1.73%	2.72%	2.23%

Supplemental data

Net assets, end of year (000’s)	$17,521	$13,867	$12,037	$10,154	$11

Portfolio turnover rate	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2017.

96	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Advisor Class
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.25	$11.09	$11.61	$11.20	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.15	0.40	0.20	0.10

Net realized and unrealized gains (losses)	1.89	0.19	(0.59)	0.48	1.20

Total from investment operations	2.11	0.34	(0.19)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.26)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of year	$13.10	$11.25	$11.09	$11.61	$11.20

Total return[f]	18.88%	3.15%	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.01%	0.94%	1.13%	2.95%	33.28%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.80%	1.47%	1.68%	2.67%	2.18%

Supplemental data

Net assets, end of year (000’s)	$155	$141	$121	$23	$23

Portfolio turnover rate	39.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	97

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2040 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.4%
	Alternative Strategies 4.7%
a	Franklin K2 Long Short Credit Fund, Class R6	86,360	$899,878
a	Franklin Pelagos Commodities Strategy Fund, Class R6	127,402	851,044

			1,750,922

	Domestic Equity 48.1%
	Financial Select Sector SPDR ETF	57,100	1,593,661
a	Franklin Growth Fund, Class R6	65,804	6,221,103
a,b	Franklin Growth Opportunities Fund, Class R6	71,929	2,821,776
a	Franklin LibertyQ U.S. Equity ETF	55,300	1,598,717
a	Franklin Rising Dividends Fund, Class R6	40,411	2,468,717
a,b	Franklin Small Cap Growth Fund, Class R6	40,180	954,674
a	Franklin Utilities Fund, Class R6	51,662	973,305
	iShares S&P 500 Value ETF	11,017	1,258,583

			17,890,536

	Domestic Fixed Income 11.6%
a	Franklin Floating Rate Daily Access Fund, Class R6	35,270	309,313
a	Franklin Low Duration Total Return Fund, Class R6	252,322	2,477,803
a	Franklin Strategic Income Fund, Class R6	30,286	298,320
a	Franklin U.S. Government Securities Fund, Class R6	90,122	547,942
	iShares Core U.S. Aggregate Bond ETF	4,300	470,119
	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,600	194,496

			4,297,993

	Foreign Equity 29.6%
a	Franklin FTSE Europe ETF	91,500	2,333,708
a	Franklin International Small Cap Growth Fund, Class R6	124,690	2,512,514
a	Franklin LibertyQ Emerging Markets ETF	79,700	2,633,687
a	Franklin Mutual International Fund, Class R6	91,940	1,468,281
	iShares Global Infrastructure ETF	17,742	802,293
a	Templeton Foreign Fund, Class R6	159,417	1,265,770

			11,016,253

	Foreign Fixed Income 3.4%
a	Templeton Global Total Return Fund, Class R6	105,449	1,270,655

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $31,770,505)		36,226,359

	Short Term Investments 1.9%
	Money Market Funds (Cost $511,800) 1.4%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	511,800	511,800

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
		Principal Amount	Value
	Repurchase Agreements (Cost $211,733) 0.5%
d	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $211,765)
	BNP Paribas Securities Corp. (Maturity Value $34,520)
	Deutsche Bank Securities Inc. (Maturity Value $38,476)
	HSBC Securities (USA) Inc. (Maturity Value $138,079)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $690)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $215,984)	$211,733	$211,733

	Total Investments (Cost $32,494,038) 99.3%		36,949,892

	Other Assets, less Liabilities 0.7%		261,558

	Net Assets 100.0%		$37,211,450

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2045 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.86	$11.75	$12.70	$12.88	$10.92

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.14	0.16	0.20	0.13

Net realized and unrealized gains (losses)	2.01	0.24	(0.42)	0.43	2.36

Total from investment operations	2.21	0.38	(0.26)	0.63	2.49

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.29)	(0.10)	(0.17)	(0.22)	(0.15)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.29)	(0.27)	(0.69)	(0.81)	(0.53)

Net asset value, end of year	$13.78	$11.86	$11.75	$12.70	$12.88

Total return[d]	18.72%	3.29%	(2.17)%	4.94%	23.07%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.01%	0.97%	1.01%	1.11%	1.16%

Expenses net of waiver and payments by affiliates[e]	0.30%	0.30%	0.33%	0.35%	0.38%

Net investment income[c]	1.53%	1.15%	1.26%	1.57%	1.08%

Supplemental data

Net assets, end of year (000’s)	$46,783	$44,521	$38,444	$34,259	$27,991

Portfolio turnover rate	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

100	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.57	$11.48	$12.42	$12.63	$10.73

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.04	0.07	0.11	0.04

Net realized and unrealized gains (losses)	1.96	0.23	(0.40)	0.41	2.31

Total from investment operations	2.06	0.27	(0.33)	0.52	2.35

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.01)	(0.09)	(0.14)	(0.07)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.19)	(0.18)	(0.61)	(0.73)	(0.45)

Net asset value, end of year	$13.44	$11.57	$11.48	$12.42	$12.63

Total return[d]	17.92%	2.43%	(2.82)%	4.15%	22.20%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.75%	1.72%	1.73%	1.81%	1.86%

Expenses net of waiver and payments by affiliates[e]	1.04%	1.05%	1.05%	1.05%	1.08%

Net investment income[c]	0.79%	0.40%	0.54%	0.87%	0.38%

Supplemental data

Net assets, end of year (000’s)	$13,190	$12,527	$12,850	$11,785	$9,484

Portfolio turnover rate	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.81	$11.71	$12.66	$12.82	$10.88

Income from investment operations[a]:

Net investment income[b,c]	0.17	0.11	0.14	0.14	0.10

Net realized and unrealized gains (losses)	2.00	0.23	(0.42)	0.47	2.35

Total from investment operations	2.17	0.34	(0.28)	0.61	2.45

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.07)	(0.15)	(0.18)	(0.13)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.26)	(0.24)	(0.67)	(0.77)	(0.51)

Net asset value, end of year	$13.72	$11.81	$11.71	$12.66	$12.82

Total return	18.43%	2.99%	(2.35)%	4.75%	22.76%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	1.26%	1.22%	1.23%	1.31%	1.36%

Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.55%	0.58%

Net investment income[c]	1.28%	0.90%	1.04%	1.37%	0.88%

Supplemental data

Net assets, end of year (000’s)	$5,464	$4,682	$4,327	$3,474	$4,564

Portfolio turnover rate	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

102	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.94	$11.83	$12.77	$12.95	$11.67

Income from investment operations[b]:

Net investment income[c,d]	0.25	0.17	0.21	0.33	0.60

Net realized and unrealized gains (losses)	2.02	0.24	(0.42)	0.35	1.24

Total from investment operations	2.27	0.41	(0.21)	0.68	1.84

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.33)	(0.13)	(0.21)	(0.27)	(0.18)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.33)	(0.30)	(0.73)	(0.86)	(0.56)

Net asset value, end of year	$13.88	$11.94	$11.83	$12.77	$12.95

Total return[e]	19.10%	3.55%	(1.77)%	5.24%	16.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.43%	0.44%	0.45%	0.51%	0.60%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	1.83%	1.45%	1.59%	1.92%	1.46%

Supplemental data

Net assets, end of year (000’s)	$13,787	$10,912	$10,975	$8,987	$1,718

Portfolio turnover rate	31.69%	75.72%	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.94	$11.83	$12.76	$12.94	$10.96

Income from investment operations[a]:

Net investment income[b,c]	0.23	0.15	0.13	0.24	0.17

Net realized and unrealized gains (losses)	2.03	0.25	(0.34)	0.43	2.37

Total from investment operations	2.26	0.40	(0.21)	0.67	2.54

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.32)	(0.12)	(0.20)	(0.26)	(0.18)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.32)	(0.29)	(0.72)	(0.85)	(0.56)

Net asset value, end of year	$13.88	$11.94	$11.83	$12.76	$12.94

Total return	19.04%	3.49%	(1.82)%	5.20%	23.48%

Ratios to average net assets

Expenses before waiver and payments by affiliates[d]	0.76%	0.72%	0.73%	0.81%	0.86%

Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.05%	0.08%

Net investment income[c]	1.78%	1.40%	1.54%	1.87%	1.38%

Supplemental data

Net assets, end of year (000’s)	$602	$479	$532	$1,576	$1,188

Portfolio turnover rate	31.69%	75.72%	34.07%	65.20%	44.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

104	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2045 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.9%
	Alternative Strategies 4.8%
[a]	Franklin K2 Long Short Credit Fund, Class R6	187,404	$1,952,745
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	275,261	1,838,747

			3,791,492

	Domestic Equity 47.9%
	Financial Select Sector SPDR ETF	124,000	3,460,840
[a]	Franklin Growth Fund, Class R6	140,901	13,320,754
[a,b]	Franklin Growth Opportunities Fund, Class R6	154,448	6,058,976
[a]	Franklin LibertyQ U.S. Equity ETF	119,300	3,448,951
[a]	Franklin Rising Dividends Fund, Class R6	86,278	5,270,737
[a,b]	Franklin Small Cap Growth Fund, Class R6	87,967	2,090,107
[a]	Franklin Utilities Fund, Class R6	110,252	2,077,147
	iShares S&P 500 Value ETF	22,155	2,530,987

			38,258,499

	Domestic Fixed Income 10.5%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	65,267	572,392
[a]	Franklin Low Duration Total Return Fund, Class R6	494,261	4,853,644
[a]	Franklin Strategic Income Fund, Class R6	57,358	564,972
[a]	Franklin U.S. Government Securities Fund, Class R6	166,371	1,011,535
	iShares Core U.S. Aggregate Bond ETF	8,700	951,171
	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,300	401,148

			8,354,862

	Foreign Equity 31.4%
[a]	Franklin FTSE Europe ETF	202,100	5,154,561
[a]	Franklin International Small Cap Growth Fund, Class R6	265,700	5,353,862
[a]	Franklin LibertyQ Emerging Markets ETF	182,300	6,024,103
[a]	Franklin Mutual International Fund, Class R6	196,741	3,141,949
	iShares Global Infrastructure ETF	44,875	2,029,248
[a]	Templeton Foreign Fund, Class R6	425,835	3,381,131

			25,084,854

	Foreign Fixed Income 3.3%
[a]	Templeton Global Total Return Fund, Class R6	218,541	2,633,423

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $64,297,400)		78,123,130

	Short Term Investments 1.8%
	Money Market Funds (Cost $516,375) 0.7%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	516,375	516,375

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Principal Amount	Value
	Repurchase Agreements (Cost $908,386) 1.1%
[d]	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $908,525)
	BNP Paribas Securities Corp. (Maturity Value $148,098)
	Deutsche Bank Securities Inc. (Maturity Value $165,070)
	HSBC Securities (USA) Inc. (Maturity Value $592,395)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,962)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $926,625 )	$908,386	$908,386

	Total Investments (Cost $65,722,161) 99.7%		79,547,891
	Other Assets, less Liabilities 0.3%		278,712

	Net Assets 100.0%		$79,826,603

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

106	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2050 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.29	$11.11	$11.62	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.20	0.14	0.22	0.22	0.10

Net realized and unrealized gains (losses)	1.93	0.23	(0.41)	0.43	1.21

Total from investment operations	2.13	0.37	(0.19)	0.65	1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.23)	(0.09)	(0.16)	(0.18)	(0.10)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.23)	(0.19)	(0.32)	(0.24)	(0.10)

Net asset value, end of year	$13.19	$11.29	$11.11	$11.62	$11.21

Total return[e]	18.96%	3.32%	(1.76)%	5.80%	13.14%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.53%	1.47%	1.82%	4.12%	34.22%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	1.62%	1.17%	1.47%	2.21%	1.88%

Supplemental data

Net assets, end of year (000’s)	$13,823	$10,597	$6,762	$2,318	$512

Portfolio turnover rate	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.24	$11.07	$11.56	$11.18	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.05	0.07	0.15	0.09

Net realized and unrealized gains (losses)	1.91	0.23	(0.33)	0.42	1.18

Total from investment operations	2.02	0.28	(0.26)	0.57	1.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.15)	(0.01)	(0.07)	(0.13)	(0.09)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.15)	(0.11)	(0.23)	(0.19)	(0.09)

Net asset value, end of year	$13.11	$11.24	$11.07	$11.56	$11.18

Total return[e]	18.03%	2.56%	(2.40)%	5.03%	12.82%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.28%	2.22%	2.55%	4.82%	35.04%

Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.87%	0.42%	0.74%	1.51%	1.06%

Supplemental data

Net assets, end of year (000’s)	$3,797	$2,675	$1,921	$943	$82

Portfolio turnover rate	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

108	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.29	$11.12	$11.63	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.16	0.11	0.16	0.18	0.06

Net realized and unrealized gains (losses)	1.94	0.22	(0.37)	0.45	1.24

Total from investment operations	2.10	0.33	(0.21)	0.63	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.20)	(0.06)	(0.14)	(0.15)	(0.09)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.20)	(0.16)	(0.30)	(0.21)	(0.09)

Net asset value, end of year	$13.19	$11.29	$11.12	$11.63	$11.21

Total return[e]	18.67%	3.01%	(1.98)%	5.67%	13.02%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.78%	1.71%	2.05%	4.32%	34.54%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	1.37%	0.93%	1.24%	2.01%	1.56%

Supplemental data

Net assets, end of year (000’s)	$1,608	$1,219	$747	$33	$11

Portfolio turnover rate	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.34	$11.16	$11.65	$11.23	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.24	0.15	0.19	0.32	0.09

Net realized and unrealized gains (losses)	1.94	0.24	(0.34)	0.37	1.25

Total from investment operations	2.18	0.39	(0.15)	0.69	1.34

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.26)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of year	$13.26	$11.34	$11.16	$11.65	$11.23

Total return[e]	19.36%	3.55%	(1.39)%	6.16%	13.39%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.69%	0.75%	1.00%	3.22%	34.36%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	1.92%	1.47%	1.79%	2.56%	2.11%

Supplemental data

Net assets, end of year (000’s)	$12,099	$9,174	$8,012	$6,348	$11

Portfolio turnover rate	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

110	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.35	$11.16	$11.65	$11.22	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.15	0.18	0.23	0.10

Net realized and unrealized gains (losses)	1.94	0.25	(0.33)	0.47	1.23

Total from investment operations	2.17	0.40	(0.15)	0.70	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.26)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.26)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of year	$13.26	$11.35	$11.16	$11.65	$11.22

Total return[e]	19.20%	3.59%	(1.43)%	6.22%	13.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.28%	1.22%	1.55%	3.82%	34.04%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.87%	1.42%	1.74%	2.51%	2.06%

Supplemental data

Net assets, end of year (000’s)	$512	$395	$394	$327	$75

Portfolio turnover rate	35.70%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	111

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

Franklin LifeSmart 2050 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.0%
	Alternative Strategies 4.7%
a	Franklin K2 Long Short Credit Fund, Class R6	73,455	$765,406
a	Franklin Pelagos Commodities Strategy Fund, Class R6	108,629	725,642

			1,491,048

	Domestic Equity 47.9%
	Financial Select Sector SPDR ETF	49,000	1,367,590
a	Franklin Growth Fund, Class R6	57,252	5,412,658
a,b	Franklin Growth Opportunities Fund, Class R6	62,061	2,434,663
a	Franklin LibertyQ U.S. Equity ETF	49,900	1,442,604
a	Franklin Rising Dividends Fund, Class R6	34,398	2,101,377
a,b	Franklin Small Cap Growth Fund, Class R6	29,202	693,830
a	Franklin Utilities Fund, Class R6	43,825	825,655
	iShares S&P 500 Value ETF	8,492	970,126

			15,248,503

	Domestic Fixed Income 9.9%
a	Franklin Floating Rate Daily Access Fund, Class R6	26,321	230,837
a	Franklin Low Duration Total Return Fund, Class R6	177,483	1,742,879
a	Franklin Strategic Income Fund, Class R6	22,315	219,806
a	Franklin U.S. Government Securities Fund, Class R6	67,091	407,910
	iShares Core U.S. Aggregate Bond ETF	3,500	382,655
	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	182,340

			3,166,427

	Foreign Equity 31.5%
a	Franklin FTSE Europe ETF	81,500	2,078,657
a	Franklin International Small Cap Growth Fund, Class R6	105,648	2,128,805
a	Franklin LibertyQ Emerging Markets ETF	76,000	2,511,420
a	Franklin Mutual International Fund, Class R6	78,616	1,255,505
	iShares Global Infrastructure ETF	15,343	693,810
a	Templeton Foreign Fund, Class R6	173,344	1,376,348

			10,044,545

	Foreign Fixed Income 3.0%
a	Templeton Global Total Return Fund, Class R6	79,140	953,640

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $26,961,098)		30,904,163

	Short Term Investments 2.2%
	Money Market Funds (Cost $544,475) 1.7%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	544,475	544,475

112	Annual Report |	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
		Principal Amount	Value
	Repurchase Agreements (Cost $143,947) 0.5%
d	Joint Repurchase Agreement, 1.377%, 1/02/18 (Maturity Value $143,969)
	BNP Paribas Securities Corp. (Maturity Value $23,468)
	Deutsche Bank Securities Inc. (Maturity Value $26,158)
	HSBC Securities (USA) Inc. (Maturity Value $93,874)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $469)
	Collateralized by U.S. Government Agency Securities, 0.00% - 1.98%, 7/27/18 - 11/22/21; U.S. Treasury Note, 1.25% - 2.00%, 12/31/18 - 4/30/22; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18 (valued at $146,837)	$143,947	$143,947

	Total Investments (Cost $27,649,520) 99.2%		31,592,585
	Other Assets, less Liabilities 0.8%		247,338

	Net Assets 100.0%		$31,839,923

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	113

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2055 Retirement Target Fund

	Year Ended December 31,
	2017	2016	2015[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$9.47	$9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.18	0.12	0.16

Net realized and unrealized gains (losses)	1.62	0.17	(0.70)

Total from investment operations	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.19)	(0.10)	(0.12)

Net realized gains	(0.03)	(0.06)	—

Total distributions	(0.22)	(0.16)	(0.12)

Net asset value, end of year	$11.05	$ 9.47	$ 9.34

Total return[e]	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction[g]	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates and expense reduction[g]	0.30%	0.32%	0.19%

Net investment income[d]	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of year (000’s)	$4,684	$2,732	$1,817

Portfolio turnover rate	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

114	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015[a]
Class C
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.39	$9.30	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.08	0.24

Net realized and unrealized gains (losses)	1.58	0.14	(0.84)

Total from investment operations	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.14)	(0.07)	(0.10)

Net realized gains	(0.03)	(0.06)	—

Total distributions	(0.17)	(0.13)	(0.10)

Net asset value, end of year	$10.92	$ 9.39	$ 9.30

Total return[e]	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction[g]	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates and expense reduction[g]	1.05%	1.05%	1.05%

Net investment income[d]	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of year (000’s)	$1,428	$572	$172

Portfolio turnover rate	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	115

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015[a]
Class R

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.44	$9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.13	0.12	0.18

Net realized and unrealized gains (losses)	1.63	0.14	(0.74)

Total from investment operations	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.16)	(0.09)	(0.11)

Net realized gains	(0.03)	(0.06)	—

Total distributions	(0.19)	(0.15)	(0.11)

Net asset value, end of year	$11.01	$9.44	$9.33

Total return[e]	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction[g]	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates and expense reduction[g]	0.55%	0.55%	0.51%

Net investment income[d]	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of year (000’s)	$354	$357	$41

Portfolio turnover rate	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

116	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.48	$9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.21	0.32

Net realized and unrealized gains (losses)	1.61	0.11	(0.85)

Total from investment operations	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.22)	(0.12)	(0.13)

Net realized gains	(0.03)	(0.06)	—

Total distributions	(0.25)	(0.18)	(0.13)

Net asset value, end of year	$11.06	$ 9.48	$ 9.34

Total return[e]	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates and expense reduction[g]	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates and expense reduction[g]	—%	—%	—%

Net investment income[d]	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of year (000’s)	$3,184	$1,618	$92

Portfolio turnover rate	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	117

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Year Ended December 31,
	2017	2016	2015[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$9.48	$9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.20	0.13	0.10

Net realized and unrealized gains (losses)	1.62	0.18	(0.63)

Total from investment operations	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.21)	(0.12)	(0.12)

Net realized gains	(0.03)	(0.06)	—

Total distributions	(0.24)	(0.18)	(0.12)

Net asset value, end of year	$11.06	$ 9.48	$ 9.35

Total return[e]	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%

Net investment income[d]	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of year (000’s)	$32	$13	$11

Portfolio turnover rate	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended December 31, 2017.

118	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2017

	Franklin LifeSmart 2055 Retirement Target Fund
		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 96.5%
	Alternative Strategies 4.6%
[a]	Franklin K2 Long Short Credit Fund, Class R6	21,844	$227,616
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	32,784	218,999

			446,615

	Domestic Equity 48.0%
	Financial Select Sector SPDR ETF	15,000	418,650
[a]	Franklin Growth Fund, Class R6	17,843	1,686,827
[a,b]	Franklin Growth Opportunities Fund, Class R6	18,780	736,749
[a]	Franklin LibertyQ U.S. Equity ETF	15,800	456,777
[a]	Franklin Rising Dividends Fund, Class R6	10,824	661,215
[a,b]	Franklin Small Cap Growth Fund, Class R6	9,307	221,135
[a]	Franklin Utilities Fund, Class R6	13,928	262,409
	iShares S&P 500 Value ETF	1,795	205,061

			4,648,823

	Domestic Fixed Income 9.3%
[a]	Franklin Floating Rate Daily Access Fund, Class R6	7,983	70,010
[a]	Franklin Low Duration Total Return Fund, Class R6	55,284	542,891
[a]	Franklin Strategic Income Fund, Class R6	6,743	66,418
[a]	Franklin U.S. Government Securities Fund, Class R6	18,864	114,691
	iShares Core U.S. Aggregate Bond ETF	700	76,531
	iShares iBoxx $ Investment Grade Corporate Bond ETF	200	24,312

			894,853

	Foreign Equity 31.7%
[a]	Franklin FTSE Europe ETF	25,000	637,625
[a]	Franklin International Small Cap Growth Fund, Class R6	33,224	669,472
[a]	Franklin LibertyQ Emerging Markets ETF	22,200	733,599
[a]	Franklin Mutual International Fund, Class R6	24,624	393,245
	iShares Global Infrastructure ETF	4,097	185,266
[a]	Templeton Foreign Fund, Class R6	56,457	448,268

			3,067,475

	Foreign Fixed Income 2.9%
[a]	Templeton Global Total Return Fund, Class R6	23,590	284,265

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $8,397,414)		9,342,031

	Short Term Investments (Cost $122,197) 1.3%
	Money Market Funds 1.3%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.89%	122,197	122,197

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $8,519,611) 97.8%		9,464,228
	Other Assets, less Liabilities 2.2%		217,488

	Net Assets 100.0%		$9,681,716

See Abbreviations on page 157.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	119

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

December 31, 2017

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$15,747,289	$ 3,951,872	$ 14,406,254
Cost - Non-controlled affiliates (Note 3f)	41,496,845	29,879,018	94,438,732
Cost - Unaffiliated repurchase agreements	—	64,954	749,786

Value - Unaffiliated issuers	$16,194,475	$ 4,312,546	$ 16,128,742
Value - Non-controlled affiliates (Note 3f)	42,573,881	32,703,376	112,928,956
Value - Unaffiliated repurchase agreements	—	64,954	749,786
Receivables:
Capital shares sold	41,433	55,046	232,603
Dividends and interest	36,162	26	123
Affiliates	5,943	31,471	71,596
Other assets	6	6	15

Total assets	58,851,900	37,167,425	130,111,821

Liabilities:
Payables:
Capital shares redeemed	462	36,439	74,454
Distribution fees	43,894	19,581	81,368
Transfer agent fees	20,938	19,785	65,772
Reports to shareholders	7,319	3,393	15,655
Professional fees	87,341	20,888	21,482
Accrued expenses and other liabilities	412	94	393

Total liabilities	160,366	100,180	259,124

Net assets, at value	$58,691,534	$37,067,245	$129,852,697

Net assets consist of:
Paid-in capital	$59,125,635	$35,273,175	$110,561,955
Undistributed net investment income	980	122,066	190,555
Net unrealized appreciation (depreciation)	1,524,222	3,185,032	20,212,712
Accumulated net realized gain (loss)	(1,959,303)	(1,513,028)	(1,112,525)

Net assets, at value	$58,691,534	$37,067,245	$129,852,697

120	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Class A:
Net assets, at value	$32,396,822	$20,289,299	$77,510,341

Shares outstanding	2,930,379	1,724,982	5,973,926

Net asset value per share[a]	$11.06	$11.76	$12.97

Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.73	$12.48	$13.76

Class C:
Net assets, at value	$16,070,439	$ 6,287,281	$27,301,380

Shares outstanding	1,471,499	537,682	2,137,385

Net asset value and maximum offering price per share[a]	$10.92	$11.69	$12.77

Class R:
Net assets, at value	$ 4,071,142	$ 969,377	$ 6,165,715

Shares outstanding	369,820	82,531	477,018

Net asset value and maximum offering price per share	$11.01	$11.75	$12.93

Class R6:
Net assets, at value	$ 4,031,125	$ 8,830,523	$17,009,317

Shares outstanding	362,961	749,080	1,307,219

Net asset value and maximum offering price per share	$11.11	$11.79	$13.01

Advisor Class:
Net assets, at value	$ 2,122,006	$ 690,765	$ 1,865,944

Shares outstanding	191,241	58,586	143,513

Net asset value and maximum offering price per share	$11.10	$11.79	$13.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	121

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 5,086,800	$ 12,478,781	$ 3,761,767
Cost - Non-controlled affiliates (Note 3f)	36,441,871	82,956,108	28,520,538
Cost - Unaffiliated repurchase agreements	161,510	1,110,909	211,733

Value - Unaffiliated issuers	$ 5,735,828	$ 14,257,387	$ 4,319,152
Value - Non-controlled affiliates (Note 3f)	40,960,150	100,736,205	32,419,007
Value - Unaffiliated repurchase agreements	161,510	1,110,909	211,733
Receivables:
Capital shares sold	173,361	598,940	296,558
Dividends and interest	51	134	43
Affiliates	41,559	71,965	39,790
Other assets	6	12	2

Total assets	47,072,465	116,775,552	37,286,285

Liabilities:
Payables:
Capital shares redeemed	17,000	98,056	13,395
Distribution fees	21,115	64,573	13,421
Transfer agent fees	24,824	69,257	21,985
Reports to shareholders	4,439	10,608	3,864
Professional fees	22,463	22,636	22,113
Accrued expenses and other liabilities	72	299	57

Total liabilities	89,913	265,429	74,835

Net assets, at value	$46,982,552	$116,510,123	$37,211,450

Net assets consist of:
Paid-in capital	$42,410,884	$ 96,565,319	$32,737,275
Undistributed net investment income	183,923	181,835	139,506
Net unrealized appreciation (depreciation)	5,167,307	19,558,703	4,455,854
Accumulated net realized gain (loss)	(779,562)	204,266	(121,185)

Net assets, at value	$46,982,552	$116,510,123	$37,211,450

122	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Class A:
Net assets, at value	$19,270,135	$61,238,494	$14,001,440

Shares outstanding	1,517,432	4,468,550	1,074,161

Net asset value per share[a]	$12.70	$13.70	$13.03

Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.47	$14.54	$13.82

Class C:
Net assets, at value	$ 7,642,457	$21,451,135	$ 4,014,751

Shares outstanding	608,486	1,600,356	312,919

Net asset value and maximum offering price per share[a]	$12.56	$13.40	$12.83

Class R:
Net assets, at value	$ 1,148,050	$ 5,744,849	$ 1,519,056

Shares outstanding	90,524	419,691	116,712

Net asset value and maximum offering price per share	$12.68	$13.69	$13.02

Class R6:
Net assets, at value	$18,260,147	$26,497,374	$17,521,001

Shares outstanding	1,432,867	1,920,335	1,336,549

Net asset value and maximum offering price per share	$12.74	$13.80	$13.11

Advisor Class:
Net assets, at value	$ 661,763	$ 1,578,271	$155,202

Shares outstanding	51,968	114,255	11,848

Net asset value and maximum offering price per share	$12.73	$13.81	$13.10

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	123

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,096,722	$3,141,365	$802,939
Cost - Non-controlled affiliates (Note 3f)	56,717,053	24,364,208	7,716,672
Cost - Unaffiliated repurchase agreements	908,386	143,947	—

Value - Unaffiliated issuers	$9,373,394	$3,596,521	$909,820
Value - Non-controlled affiliates (Note 3f)	69,266,111	27,852,117	8,554,408
Value - Unaffiliated repurchase agreements	908,386	143,947	—
Cash	—	—	109,161
Receivables:
Investment securities sold	37,883	—	—
Capital shares sold	339,069	240,968	119,366
Dividends and interest	97	39	12
Affiliates	71,884	85,906	37,013
Other assets	7	3	—

Total assets	79,996,831	31,919,501	9,729,780

Liabilities:
Payables:
Capital shares redeemed	17,299	9,485	3,629
Distribution fees	45,330	12,951	3,734
Transfer agent fees	77,108	31,932	15,903
Reports to shareholders	9,166	4,483	2,744
Professional fees	21,129	20,692	22,017
Accrued expenses and other liabilities	196	35	37

Total liabilities	170,228	79,578	48,064

Net assets, at value	$79,826,603	$31,839,923	$9,681,716

Net assets consist of:
Paid-in capital	$65,447,747	$27,925,277	$8,689,457
Undistributed net investment income	49,764	125,661	—
Net unrealized appreciation (depreciation)	13,825,730	3,943,065	944,617
Accumulated net realized gain (loss)	503,362	(154,080)	47,642

Net assets, at value	$79,826,603	$31,839,923	$9,681,716

124	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

December 31, 2017

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Class A:
Net assets, at value	$46,783,101	$13,823,087	$4,683,506

Shares outstanding	3,394,414	1,047,723	423,985

Net asset value per share[a]	$13.78	$13.19	$11.05

Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.62	$13.99	$11.72

Class C:
Net assets, at value	$13,190,215	$ 3,797,370	$1,428,031

Shares outstanding	981,226	289,597	130,766

Net asset value and maximum offering price per share[a]	$13.44	$13.11	$10.92

Class R:
Net assets, at value	$ 5,463,808	$ 1,608,376	$ 354,141

Shares outstanding	398,170	121,902	32,152

Net asset value and maximum offering price per share	$13.72	$13.19	$11.01

Class R6:
Net assets, at value	$13,787,071	$12,098,681	$3,183,891

Shares outstanding	993,439	912,340	287,927

Net asset value and maximum offering price per share	$13.88	$13.26	$11.06

Advisor Class:
Net assets, at value	$ 602,408	$ 512,409	$ 32,147

Shares outstanding	43,389	38,633	2,907

Net asset value and maximum offering price per share	$13.88	$13.26	$11.06

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	125

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended December 31, 2017

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 611,846	$ 112,929	$ 415,206
Non-controlled affiliates (Note 3f)	1,795,775	562,687	1,882,890
Interest:
Unaffiliated issuers	194,914	52	197

Total investment income	2,602,535	675,668	2,298,293

Expenses:
Management and asset allocation fees (Note 3a)	155,468	89,953	316,023
Distribution fees: (Note 3c)
Class A	86,923	48,734	187,994
Class C	168,382	55,778	266,804
Class R	22,180	10,331	36,044
Transfer agent fees: (Note 3e)
Class A	59,964	37,246	141,209
Class C	29,077	10,657	50,310
Class R	7,694	3,956	13,543
Class R6	807	589	1,078
Advisor Class	3,325	898	3,050
Custodian fees (Note 4)	1,132	630	1,230
Reports to shareholders	13,431	8,385	28,214
Registration and filing fees	75,802	78,536	76,474
Professional fees	57,165	28,565	29,623
Trustees’ fees and expenses	453	—	880
Other	3,769	1,638	2,594

Total expenses	685,572	375,896	1,155,070
Expense reductions (Note 4)	(13)	—	—
Expenses waived/paid by affiliates (Note 3f and 3g)	(378,889)	(247,208)	(608,812)

Net expenses	306,670	128,688	546,258

Net investment income	2,295,865	546,980	1,752,035

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	36,005	105,924	459,120
Non-controlled affiliates (Note 3f)	243,669	465,381	2,132,541
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	—	308,561	1,416,682

Net realized gain (loss)	279,674	879,866	4,008,343

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	277,307	304,569	1,475,860
Non-controlled affiliates (Note 3f)	21,345	2,169,429	10,209,571

Net change in unrealized appreciation (depreciation)	298,652	2,473,998	11,685,431

Net realized and unrealized gain (loss)	578,326	3,353,864	15,693,774

Net increase (decrease) in net assets resulting from operations	$2,874,191	$3,900,844	$17,445,809

126	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2017

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$136,005	$354,219	$106,740
Non-controlled affiliates (Note 3f)	664,413	1,674,389	530,085
Interest:
Unaffiliated issuers	31	72	18

Total investment income	800,449	2,028,680	636,843

Expenses:
Asset allocation fees (Note 3a)	105,415	274,665	86,032
Distribution fees: (Note 3c)
Class A	44,274	145,498	33,466
Class C	63,402	198,022	33,020
Class R	5,999	29,429	8,926
Transfer agent fees: (Note 3e)
Class A	52,458	140,295	54,918
Class C	18,780	48,100	13,547
Class R	3,556	14,206	7,330
Class R6	915	1,336	1,063
Advisor Class	1,651	3,630	607
Custodian fees (Note 4)	310	584	289
Reports to shareholders	10,695	22,782	10,266
Registration and filing fees	77,134	76,132	76,988
Professional fees	30,017	30,820	29,443
Trustees’ fees and expenses	—	751	—
Other	1,670	2,407	4,329

Total expenses	416,276	988,657	360,224

Expenses waived/paid by affiliates (Note 3f and 3g)	(289,687)	(572,833)	(275,480)

Net expenses	126,589	415,824	84,744

Net investment income	673,860	1,612,856	552,099

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	147,714	391,306	119,484
Non-controlled affiliates (Note 3f)	540,640	1,760,459	567,066
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	561,931	1,574,481	526,463

Net realized gain (loss)	1,250,285	3,726,246	1,213,013

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	555,876	1,614,951	499,073
Non-controlled affiliates (Note 3f)	3,964,520	11,015,926	3,577,782

Net change in unrealized appreciation (depreciation)	4,520,396	12,630,877	4,076,855

Net realized and unrealized gain (loss)	5,770,681	16,357,123	5,289,868

Net increase (decrease) in net assets resulting from operations	$6,444,541	$17,969,979	$5,841,967

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	127

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended December 31, 2017

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 243,017	$ 84,754	$ 20,294
Non-controlled affiliates (Note 3f)	1,148,713	444,845	131,986
Interest:
Unaffiliated issuers	49	11	—

Total investment income	1,391,779	529,610	152,280

Expenses:
Asset allocation fees (Note 3a)	189,890	68,973	18,523
Distribution fees: (Note 3c)
Class A	112,270	29,465	9,333
Class C	125,937	32,400	9,815
Class R	26,062	7,216	1,636
Transfer agent fees: (Note 3e)
Class A	154,637	70,909	41,103
Class C	43,850	19,492	10,805
Class R	17,979	8,759	3,603
Class R6	1,115	820	566
Advisor Class	2,148	2,747	300
Custodian fees (Note 4)	650	116	16
Reports to shareholders	21,389	11,297	6,836
Registration and filing fees	75,764	76,573	76,704
Professional fees	28,808	27,969	29,588
Trustees’ fees and expenses	523	—	—
Other	2,075	4,279	4,067

Total expenses	803,097	361,015	212,895
Expenses waived/paid by affiliates (Note 3f and 3g)	(507,015)	(283,470)	(189,602)

Net expenses	296,082	77,545	23,293

Net investment income	1,095,697	452,065	128,987

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	264,819	94,224	20,623
Non-controlled affiliates (Note 3f)	1,331,929	406,475	75,309
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f)	1,139,758	450,406	137,878

Net realized gain (loss)	2,736,506	951,105	233,810

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,152,246	323,464	90,454
Non-controlled affiliates (Note 3f)	7,984,932	2,997,000	792,771

Net change in unrealized appreciation (depreciation)	9,137,178	3,320,464	883,225

Net realized and unrealized gain (loss)	11,873,684	4,271,569	1,117,035

Net increase (decrease) in net assets resulting from operations	$12,969,381	$4,723,634	$1,246,022

128	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund

	Year Ended December 31,		Year Ended December 31,

	2017	2016	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$ 2,295,865	$ 1,654,982	$ 546,980	$ 408,608
Net realized gain (loss)	279,674	(1,309,613)	879,866	(1,718,865)
Net change in unrealized appreciation (depreciation)	298,652	3,026,905	2,473,998	2,259,234

Net increase (decrease) in net assets resulting from operations	2,874,191	3,372,274	3,900,844	948,977

Distributions to shareholders from:
Net investment income:
Class A	(1,347,314)	(1,067,178)	(253,048)	(295,979)
Class C	(531,859)	(373,226)	(33,094)	(42,176)
Class R	(161,786)	(115,568)	(15,307)	(41,080)
Class R6	(173,591)	(143,332)	(133,651)	(128,117)
Advisor Class	(80,364)	(28,206)	(8,207)	(5,734)
Net realized gains:
Class A	—	(207,339)	—	(147,075)
Class C	—	(93,502)	—	(38,213)
Class R	—	(23,580)	—	(23,056)
Class R6	—	(22,885)	—	(50,620)
Advisor Class	—	(2,809)	—	(2,386)
Tax return of capital:
Class A	—	(154,983)	—	—
Class C	—	(55,963)	—	—
Class R	—	(17,001)	—	—
Class R6	—	(20,450)	—	—
Advisor Class	—	(4,180)	—	—

Total distributions to shareholders	(2,294,914)	(2,330,202)	(443,307)	(774,436)

Capital share transactions: (Note 2)
Class A	(7,658,921)	(5,766,509)	(870,559)	(678,470)
Class C	(1,647,620)	(3,530,632)	623,599	(126,761)
Class R	(892,189)	701,188	(2,410,573)	(59,597)
Class R6	68,684	(2,957,601)	1,372,114	(117,450)
Advisor Class	413,703	821,012	332,685	24,559

Total capital share transactions	(9,716,343)	(10,732,542)	(952,734)	(957,719)

Net increase (decrease) in net assets	(9,137,066)	(9,690,470)	2,504,803	(783,178)
Net assets:
Beginning of year	67,828,600	77,519,070	34,562,442	35,345,620

End of year	$58,691,534	$67,828,600	$37,067,245	$34,562,442

Undistributed net investment income included in net assets:
End of year	$ 980	$ —	$ 122,066	$ —

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	129

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund

	Year Ended December 31,		Year Ended December 31,

	2017	2016	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,752,035	$ 1,310,993	$ 673,860	$ 411,328
Net realized gain (loss)	4,008,343	(3,773,763)	1,250,285	(1,654,056)
Net change in unrealized appreciation (depreciation)	11,685,431	6,097,411	4,520,396	2,378,481

Net increase (decrease) in net assets resulting from operations	17,445,809	3,634,641	6,444,541	1,135,753

Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(1,374,446)	(878,508)	(327,886)	(126,582)
Class C	(297,151)	(110,040)	(77,020)	(4,373)
Class R	(99,527)	(65,898)	(17,966)	(7,457)
Class R6	(341,974)	(221,187)	(356,330)	(147,921)
Advisor Class	(35,619)	(18,598)	(12,533)	(3,285)
Net realized gains:
Class A	—	(950,733)	—	(142,848)
Class C	—	(371,035)	—	(44,370)
Class R	—	(89,222)	—	(13,218)
Class R6	—	(198,247)	—	(116,284)
Advisor Class	—	(15,098)	—	(2,570)

Total distributions to shareholders	(2,148,717)	(2,918,566)	(791,735)	(608,908)

Capital share transactions: (Note 2)
Class A	(6,346,715)	1,701,071	95,351	2,929,403
Class C	(2,345,913)	(3,132,785)	1,683,531	912,677
Class R	(2,146,310)	1,274,985	(421,357)	492,452
Class R6	1,226,269	(3,302,638)	1,613,558	1,247,649
Advisor Class	294,008	183,035	259,133	20,840

Total capital share transactions	(9,318,661)	(3,276,332)	3,230,216	5,603,021

Net increase (decrease) in net assets	5,978,431	(2,560,257)	8,883,022	6,129,866
Net assets:
Beginning of year	123,874,266	126,434,523	38,099,530	31,969,664

End of year	$129,852,697	$123,874,266	$46,982,552	$38,099,530

Undistributed net investment income included in net assets:
End of year	$ 190,555	$ 512,171	$ 183,923	$ 270,932

130	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund

	Year Ended December 31,		Year Ended December 31,

	2017	2016	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,612,856	$ 1,073,370	$ 552,099	$ 343,851
Net realized gain (loss)	3,726,246	(2,678,698)	1,213,013	(1,016,680)
Net change in unrealized appreciation (depreciation)	12,630,877	4,700,786	4,076,855	1,592,824

Net increase (decrease) in net assets resulting from operations	17,969,979	3,095,458	5,841,967	919,995

Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(1,237,729)	(456,196)	(253,313)	(96,332)
Class C	(292,039)	(16,809)	(44,336)	(14,559)
Class R	(103,431)	(38,744)	(28,246)	(14,619)
Class R6	(594,604)	(239,563)	(350,580)	(113,150)
Advisor Class	(33,742)	(15,115)	(3,178)	(933)
Net realized gains:
Class A	—	(866,788)	—	(81,000)
Class C	—	(294,076)	—	(19,378)
Class R	—	(76,428)	—	(9,693)
Class R6	—	(286,348)	—	(105,785)
Advisor Class	—	(25,258)	—	(865)

Total distributions to shareholders	(2,261,545)	(2,315,325)	(679,653)	(456,314)

Capital share transactions: (Note 2)
Class A	(3,756,706)	2,414,240	(1,243,051)	4,880,830
Class C	(162,642)	(1,236,171)	849,399	664,099
Class R	(1,197,740)	1,387,939	(950,985)	1,132,018
Class R6	978,576	1,659,173	1,305,987	1,603,590
Advisor Class	(89,779)	(282,775)	(7,764)	18,185

Total capital share transactions	(4,228,291)	3,942,406	(46,414)	8,298,722

Net increase (decrease) in net assets	11,480,143	4,722,539	5,115,900	8,762,403
Net assets:
Beginning of year	105,029,980	100,307,441	32,095,550	23,333,147

End of year	$116,510,123	$105,029,980	$37,211,450	$32,095,550

Undistributed net investment income included in net assets:
End of year	$ 181,835	$ 748,992	$ 139,506	$ 240,354

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	131

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund

	Year Ended December 31,		Year Ended December 31,

	2017	2016	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$1,095,697	$726,730	$452,065	$263,282
Net realized gain (loss)	2,736,506	(1,614,004)	951,105	(712,315)
Net change in unrealized appreciation (depreciation)	9,137,178	3,133,971	3,320,464	1,368,939

Net increase (decrease) in net assets resulting from operations	12,969,381	2,246,697	4,723,634	919,906

Distributions to shareholders from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds:
Class A	(991,792)	(360,611)	(227,300)	(79,243)
Class C	(191,439)	(11,455)	(38,463)	(2,729)
Class R	(102,628)	(27,720)	(24,090)	(6,596)
Class R6	(318,300)	(117,669)	(230,863)	(90,757)
Advisor Class	(14,750)	(4,985)	(9,680)	(3,716)
Net realized gains:
Class A	—	(593,026)	—	(72,692)
Class C	—	(180,569)	—	(20,602)
Class R	—	(60,988)	—	(8,463)
Class R6	—	(145,665)	—	(94,425)
Advisor Class	—	(8,268)	—	(3,495)

Total distributions to shareholders	(1,618,909)	(1,510,956)	(530,396)	(382,718)

Capital share transactions: (Note 2)
Class A	(4,479,414)	5,592,714	1,431,159	3,681,070
Class C	(1,244,538)	(406,063)	634,245	700,198
Class R	7,133	355,637	168,600	447,082
Class R6	1,038,166	(218,042)	1,305,479	863,376
Advisor Class	34,233	(67,298)	47,364	(6,134)

Total capital share transactions	(4,644,420)	5,256,948	3,586,847	5,685,592

Net increase (decrease) in net assets	6,706,052	5,992,689	7,780,085	6,222,780
Net assets:
Beginning of year	73,120,551	67,127,862	24,059,838	17,837,058

End of year	$79,826,603	$73,120,551	$31,839,923	$24,059,838

Undistributed net investment income included in net assets:
End of year	$49,764	$515,400	$125,661	$181,312

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2055 Retirement Target Fund

	Year Ended December 31,

	2017	2016

Increase (decrease) in net assets:
Operations:
Net investment income	$ 128,987	$ 47,134
Net realized gain (loss)	233,810	(54,517)
Net change in unrealized appreciation (depreciation)	883,225	129,837

Net increase (decrease) in net assets resulting from operations	1,246,022	122,454

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(76,553)	(27,206)
Class C	(15,831)	(3,443)
Class R	(5,073)	(3,039)
Class R6	(58,541)	(18,759)
Advisor Class	(612)	(158)
Net realized gains:
Class A	(12,515)	(13,471)
Class C	(3,807)	(1,934)
Class R	(949)	(1,284)
Class R6	(8,438)	(878)
Advisor Class	(86)	(74)

Total distributions to shareholders	(182,405)	(70,246)

Capital share transactions: (Note 2)
Class A	1,412,621	878,999
Class C	721,550	396,100
Class R	(53,699)	308,455
Class R6	1,231,508	1,520,706
Advisor Class	15,487	1,808

Total capital share transactions	3,327,467	3,106,068

Net increase (decrease) in net assets	4,391,084	3,158,276
Net assets:
Beginning of year	5,290,632	2,132,356

End of year	$9,681,716	$5,290,632

Undistributed net investment income included in net assets:
End of year	$ —	$ 18,072

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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NOTES TO FINANCIAL STATEMENTS

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on December 29, 2017.

c. Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart Retirement Income Fund employs a managed distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2017
Shares sold	731,972	$8,120,711	681,275	$7,691,255
Shares issued in reinvestment of distributions	120,488	1,334,419	21,940	252,502
Shares redeemed	(1,545,303)	(17,114,051)	(784,798)	(8,814,316)

Net increase (decrease)	(692,843)	$(7,658,921)	(81,583)	$(870,559)

Year ended December 31, 2016
Shares sold	695,856	$7,455,570	617,122	$6,540,723
Shares issued in reinvestment of distributions	131,058	1,418,310	42,020	441,853
Shares redeemed	(1,363,440)	(14,640,389)	(727,268)	(7,661,046)

Net increase (decrease)	(536,526)	$(5,766,509)	(68,126)	$(678,470)

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	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Year ended December 31, 2017
Shares sold	396,707	$4,345,248	175,591	$1,967,931
Shares issued in reinvestment of distributions	46,522	509,094	2,875	33,094
Shares redeemed	(593,842)	(6,501,962)	(124,566)	(1,377,426)

Net increase (decrease)	(150,613)	$(1,647,620)	53,900	$623,599

Year ended December 31, 2016
Shares sold	302,723	$3,199,411	221,499	$2,302,903
Shares issued in reinvestment of distributions	45,783	489,755	7,681	80,216
Shares redeemed	(683,166)	(7,219,798)	(240,026)	(2,509,880)

Net increase (decrease)	(334,660)	$(3,530,632)	(10,846)	$(126,761)

Class R Shares:
Year ended December 31, 2017
Shares sold	50,614	$558,692	32,070	$357,038
Shares issued in reinvestment of distributions	11,283	124,440	1,345	15,307
Shares redeemed	(142,730)	(1,575,321)	(245,948)	(2,782,918)

Net increase (decrease)	(80,833)	$(892,189)	(212,533)	$(2,410,573)

Year ended December 31, 2016
Shares sold	200,171	$2,125,002	193,372	$2,029,744
Shares issued in reinvestment of distributions	11,598	125,084	6,110	64,137
Shares redeemed	(145,721)	(1,548,898)	(205,538)	(2,153,478)

Net increase (decrease)	66,048	$701,188	(6,056)	$(59,597)

Class R6 Shares:
Year ended December 31, 2017
Shares sold	89,787	$999,316	251,004	$2,785,379
Shares issued in reinvestment of distributions	7,934	88,300	150	1,724
Shares redeemed	(91,591)	(1,018,932)	(125,245)	(1,414,989)

Net increase (decrease)	6,130	$68,684	125,909	$1,372,114

Year ended December 31, 2016
Shares sold	134,808	$1,473,919	196,499	$2,090,521
Shares issued in reinvestment of distributions	8,589	93,485	433	4,655
Shares redeemed	(417,505)	(4,525,005)	(208,572)	(2,212,626)

Net increase (decrease)	(274,108)	$(2,957,601)	(11,640)	$(117,450)

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	54,570	$607,835	121,202	$1,365,924
Shares issued in reinvestment of distributions	5,148	57,243	710	8,207
Shares redeemed	(22,567)	(251,375)	(92,976)	(1,041,446)

Net increase (decrease)	37,151	$413,703	28,936	$332,685

Year ended December 31, 2016
Shares sold	164,439	$1,779,545	7,866	$82,109
Shares issued in reinvestment of distributions	2,865	31,253	770	8,120
Shares redeemed	(94,632)	(989,786)	(6,224)	(65,670)

Net increase (decrease)	72,672	$821,012	2,412	$24,559

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2017
Shares sold	1,193,133	$14,738,650	525,562	$6,304,600
Shares issued in reinvestment of distributions	106,594	1,347,489	26,877	327,860
Shares redeemed	(1,829,516)	(22,432,854)	(550,283)	(6,537,109)

Net increase (decrease)	(529,789)	$(6,346,715)	2,156	$95,351

Year ended December 31, 2016
Shares sold	1,527,835	$17,243,185	775,851	$8,429,666
Shares issued in reinvestment of distributions	159,079	1,789,340	24,988	269,391
Shares redeemed	(1,528,993)	(17,331,454)	(530,055)	(5,769,654)

Net increase (decrease)	157,921	$1,701,071	270,784	$2,929,403

Class C Shares:
Year ended December 31, 2017
Shares sold	366,346	$4,411,808	228,867	$2,713,582
Shares issued in reinvestment of distributions	22,476	278,103	6,420	76,987
Shares redeemed	(584,107)	(7,035,824)	(93,985)	(1,107,038)

Net increase (decrease)	(195,285)	$(2,345,913)	141,302	$1,683,531

Year ended December 31, 2016
Shares sold	478,332	$5,300,604	182,868	$1,944,397
Shares issued in reinvestment of distributions	40,222	438,767	4,667	48,734
Shares redeemed	(796,509)	(8,872,156)	(100,159)	(1,080,454)

Net increase (decrease)	(277,955)	$(3,132,785)	87,376	$912,677

Class R Shares:
Year ended December 31, 2017
Shares sold	167,790	$2,018,474	35,252	$408,766
Shares issued in reinvestment of distributions	6,526	81,636	1,487	17,966
Shares redeemed	(345,027)	(4,246,420)	(72,670)	(848,089)

Net increase (decrease)	(170,711)	$(2,146,310)	(35,931)	$(421,357)

Year ended December 31, 2016
Shares sold	279,412	$3,125,853	111,812	$1,210,333
Shares issued in reinvestment of distributions	10,939	122,196	1,933	20,674
Shares redeemed	(174,531)	(1,973,064)	(66,882)	(738,555)

Net increase (decrease)	115,820	$1,274,985	46,863	$492,452

Class R6 Shares:
Year ended December 31, 2017
Shares sold	291,501	$3,580,167	217,893	$2,634,617
Shares issued in reinvestment of distributions	6,518	82,756	329	4,047
Shares redeemed	(200,085)	(2,436,654)	(85,585)	(1,025,106)

Net increase (decrease)	97,934	$1,226,269	132,637	$1,613,558

Year ended December 31, 2016
Shares sold	325,212	$3,663,572	302,640	$3,302,312
Shares issued in reinvestment of distributions	11,223	126,825	108	1,199
Shares redeemed	(620,112)	(7,093,035)	(189,407)	(2,055,862)

Net increase (decrease)	(283,677)	$(3,302,638)	113,341	$1,247,649

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	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	82,091	$1,014,059	23,477	$275,141
Shares issued in reinvestment of distributions	2,151	27,340	1,022	12,533
Shares redeemed	(60,660)	(747,391)	(2,409)	(28,541)

Net increase (decrease)	23,582	$294,008	22,090	$259,133

Year ended December 31, 2016
Shares sold	42,218	$483,916	10,128	$106,086
Shares issued in reinvestment of distributions	2,413	27,297	539	5,855
Shares redeemed	(28,829)	(328,178)	(8,430)	(91,101)

Net increase (decrease)	15,802	$183,035	2,237	$20,840

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	831,333	$10,706,025	413,983	$5,059,943
Shares issued in reinvestment of distributions	91,237	1,212,546	20,192	253,301
Shares redeemed	(1,229,900)	(15,675,277)	(539,696)	(6,556,295)

Net increase (decrease)	(307,330)	$(3,756,706)	(105,521)	$(1,243,051)

Year ended December 31, 2016
Shares sold	1,227,250	$14,276,281	685,758	$7,556,809
Shares issued in reinvestment of distributions	112,551	1,289,236	16,243	177,333
Shares redeemed	(1,122,898)	(13,151,277)	(261,414)	(2,853,312)

Net increase (decrease)	216,903	$2,414,240	440,587	$4,880,830

Class C Shares:
Year ended December 31, 2017
Shares sold	304,744	$3,835,120	114,923	$1,389,222
Shares issued in reinvestment of distributions	21,457	275,188	3,625	44,336
Shares redeemed	(342,817)	(4,272,950)	(48,776)	(584,159)

Net increase (decrease)	(16,616)	$(162,642)	69,772	$849,399

Year ended December 31, 2016
Shares sold	351,442	$3,984,942	107,552	$1,157,854
Shares issued in reinvestment of distributions	25,834	284,112	3,167	33,937
Shares redeemed	(489,008)	(5,505,225)	(48,818)	(527,692)

Net increase (decrease)	(111,732)	$(1,236,171)	61,901	$664,099

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Year ended December 31, 2017
Shares sold	114,879	$1,480,867	29,094	$347,801
Shares issued in reinvestment of distributions	6,841	90,043	2,304	28,246
Shares redeemed	(215,413)	(2,768,650)	(110,596)	(1,327,032)

Net increase (decrease)	(93,693)	$(1,197,740)	(79,198)	$(950,985)

Year ended December 31, 2016
Shares sold	256,085	$2,976,063	171,432	$1,876,713
Shares issued in reinvestment of distributions	8,810	100,647	2,225	24,311
Shares redeemed	(149,803)	(1,688,771)	(69,062)	(769,006)

Net increase (decrease)	115,092	$1,387,939	104,595	$1,132,018

Class R6 Shares:
Year ended December 31, 2017
Shares sold	310,785	$4,056,593	252,480	$3,111,042
Shares issued in reinvestment of distributions	6,041	81,283	630	8,021
Shares redeemed	(244,842)	(3,159,300)	(147,973)	(1,813,076)

Net increase (decrease)	71,984	$978,576	105,137	$1,305,987

Year ended December 31, 2016
Shares sold	578,628	$6,817,030	298,115	$3,268,049
Shares issued in reinvestment of distributions	5,645	65,547	280	3,113
Shares redeemed	(443,829)	(5,223,404)	(151,648)	(1,667,572)

Net increase (decrease)	140,444	$1,659,173	146,747	$1,603,590

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	53,937	$700,265	8,494	$105,876
Shares issued in reinvestment of distributions	2,497	33,673	251	3,178
Shares redeemed	(63,569)	(823,717)	(9,406)	(116,818)

Net increase (decrease)	(7,135)	$(89,779)	(661)	$(7,764)

Year ended December 31, 2016
Shares sold	33,208	$388,986	4,243	$47,068
Shares issued in reinvestment of distributions	3,477	40,189	164	1,798
Shares redeemed	(60,441)	(711,950)	(2,830)	(30,681)

Net increase (decrease)	(23,756)	$(282,775)	1,577	$18,185

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NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	749,360	$9,671,955	431,903	$5,332,879
Shares issued in reinvestment of distributions	72,025	962,628	17,842	227,263
Shares redeemed	(1,181,996)	(15,113,997)	(340,448)	(4,128,983)

Net increase (decrease)	(360,611)	$(4,479,414)	109,297	$1,431,159

Year ended December 31, 2016
Shares sold	1,047,274	$12,170,415	551,064	$6,086,355
Shares issued in reinvestment of distributions	80,144	917,854	13,818	151,925
Shares redeemed	(643,017)	(7,495,555)	(234,873)	(2,557,210)

Net increase (decrease)	484,401	$5,592,714	330,009	$3,681,070

Class C Shares:
Year ended December 31, 2017
Shares sold	222,383	$2,776,071	113,908	$1,391,855
Shares issued in reinvestment of distributions	13,606	174,885	3,104	38,463
Shares redeemed	(337,139)	(4,195,494)	(65,476)	(796,073)

Net increase (decrease)	(101,150)	$(1,244,538)	51,536	$634,245

Year ended December 31, 2016
Shares sold	318,196	$3,589,892	116,007	$1,268,037
Shares issued in reinvestment of distributions	15,898	173,952	2,187	23,313
Shares redeemed	(370,873)	(4,169,907)	(53,715)	(591,152)

Net increase (decrease)	(36,779)	$(406,063)	64,479	$700,198

Class R Shares:
Year ended December 31, 2017
Shares sold	91,184	$1,162,751	44,001	$539,605
Shares issued in reinvestment of distributions	6,825	90,445	1,912	24,086
Shares redeemed	(96,378)	(1,246,063)	(31,942)	(395,091)

Net increase (decrease)	1,631	$7,133	13,971	$168,600

Year ended December 31, 2016
Shares sold	152,373	$1,746,860	55,187	$609,289
Shares issued in reinvestment of distributions	6,979	79,240	1,378	15,064
Shares redeemed	(132,301)	(1,470,463)	(15,822)	(177,271)

Net increase (decrease)	27,051	$355,637	40,743	$447,082

Class R6 Shares:
Year ended December 31, 2017
Shares sold	211,781	$2,758,355	205,547	$2,553,994
Shares issued in reinvestment of distributions	3,270	44,224	294	3,787
Shares redeemed	(135,886)	(1,764,413)	(102,179)	(1,252,302)

Net increase (decrease)	79,165	$1,038,166	103,662	$1,305,479

Year ended December 31, 2016
Shares sold	264,518	$3,069,422	502,692	$5,535,624
Shares issued in reinvestment of distributions	3,207	37,169	200	2,226
Shares redeemed	(281,389)	(3,324,633)	(412,376)	(4,674,474)

Net increase (decrease)	(13,664)	$(218,042)	90,516	$863,376

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	24,133	$308,531	3,842	$47,718
Shares issued in reinvestment of distributions	1,095	14,735	754	9,680
Shares redeemed	(21,959)	(289,033)	(821)	(10,034)

Net increase (decrease)	3,269	$34,233	3,775	$47,364

Year ended December 31, 2016
Shares sold	21,630	$248,772	4,060	$45,309
Shares issued in reinvestment of distributions	1,148	13,243	653	7,211
Shares redeemed	(27,642)	(329,313)	(5,181)	(58,654)

Net increase (decrease)	(4,864)	$(67,298)	(468)	$(6,134)

	Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Amount

Class A Shares:
Year ended December 31, 2017
Shares sold	179,712	$1,868,533
Shares issued in reinvestment of distributions	6,703	73,349
Shares redeemed	(50,854)	(529,261)

Net increase (decrease)	135,561	$1,412,621

Year ended December 31, 2016
Shares sold	167,691	$1,569,365
Shares issued in reinvestment of distributions	2,970	27,647
Shares redeemed	(76,729)	(718,013)

Net increase (decrease)	93,932	$878,999

Class C Shares:
Year ended December 31, 2017
Shares sold	90,816	$939,276
Shares issued in reinvestment of distributions	1,817	19,638
Shares redeemed	(22,755)	(237,364)

Net increase (decrease)	69,878	$721,550

Year ended December 31, 2016
Shares sold	56,005	$514,754
Shares issued in reinvestment of distributions	585	5,377
Shares redeemed	(14,194)	(124,031)

Net increase (decrease)	42,396	$396,100

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	Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Amount

Class R Shares:
Year ended December 31, 2017
Shares sold	13,895	$144,258
Shares issued in reinvestment of distributions	555	6,022
Shares redeemed	(20,084)	(203,979)

Net increase (decrease)	(5,634)	$(53,699)

Year ended December 31, 2016
Shares sold	35,820	$330,982
Shares issued in reinvestment of distributions	457	4,253
Shares redeemed	(2,833)	(26,780)

Net increase (decrease)	33,444	$308,455

Class R6 Shares:
Year ended December 31, 2017
Shares sold	150,392	$1,583,951
Shares issued in reinvestment of distributions	683	7,493
Shares redeemed	(33,852)	(359,936)

Net increase (decrease)	117,223	$1,231,508

Year ended December 31, 2016
Shares sold	185,229	$1,752,259
Shares issued in reinvestment of distributions	340	3,178
Shares redeemed	(24,754)	(234,731)

Net increase (decrease)	160,815	$1,520,706

Advisor Class Shares:
Year ended December 31, 2017
Shares sold	1,920	$19,323
Shares issued in reinvestment of distributions	42	455
Shares redeemed	(411)	(4,291)

Net increase (decrease)	1,551	$15,487

Year ended December 31, 2016
Shares sold	236	$2,172
Shares issued in reinvestment of distributions	6	55
Shares redeemed	(45)	(419)

Net increase (decrease)	197	$1,808

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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3. Transactions with Affiliates (continued)

a. Management and Asset Allocation Fees

The Funds, except Franklin LifeSmart Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmart Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$20,846	$8,712	$41,405
CDSC retained	$ 1,727	$ 542	$ 3,729

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	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$20,894	$38,789	$17,067
CDSC retained	$ 946	$ 2,146	$ 1,180

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$36,375	$17,705	$9,731
CDSC retained	$ 4,353	$ 1,838	$ 752

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Transfer agent fees	$42,312	$21,041	$88,487

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Transfer agent fees	$33,116	$91,432	$32,411

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Transfer agent fees	$99,050	$47,671	$27,691

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

Investments in FT Underlying Funds for the year ended December 31, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	1,884,664	448,200	(689,969)	1,642,895	$14,408,195		$570,431	$24,984		$(215,751)
Franklin High Income Fund, Class R6	—	2,134,595	—	2,134,595	4,013,039		62,057	—		(42,317)
Franklin Income Fund, Class R6	5,166,874	2,347,649	(2,173,398)	5,341,125	12,605,056		634,034	73,560		266,282
Franklin Strategic Income Fund, Class R6	622,444	87,927	(710,371)	—	—	[a]	87,992	357,490		— [a]
Franklin U.S. Government Securities Fund, Class R6	2,398,566	197,905	(1,140,477)	1,455,994	8,852,441		401,368	(245,481)		(5,111)
Institutional Fiduciary Trust Money Market
Portfolio, 0.89%	15	14,580,022	(14,514,987)	65,050	65,050		1,881	—		—
Templeton Global Total Return Fund, Class R6	239,735	26,789	(48,258)	218,266	2,630,100		38,012	33,116		18,242

Total Affiliated Securities					$42,573,881		$1,795,775	$243,669		$21,345

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	131,263	(17,668)	113,595	$996,227		$29,972	$(625)		$(12,986)
Franklin Focused Core Equity Fund, Class R6	71,450	5,090	(76,540)	—	—	[a]	—	94,388		— [a]
Franklin FTSE Europe ETF	—	54,700	(300)	54,400	1,387,472		312	(86)		18,321
Franklin Growth Fund, Class R6	48,806	8,304	(15,750)	41,360	3,910,204		29,449	156,726	[b]	719,020
Franklin Growth Opportunities Fund, Class R6	43,927	9,210	(14,237)	38,900	1,526,046		—	137,811	[b]	237,938
Franklin India Growth Fund, Class R6	50,406	6,493	(56,899)	—	—	[a]	—	154,963		— [a]
Franklin International Small Cap Growth Fund, Class R6	73,900	16,489	(30,507)	59,882	1,206,623		79,738	44,463	[b]	249,442
Franklin K2 Alternative Strategies Fund, Class R6	90,400	10,611	(101,011)	—	—	[a]	—	45,229		— [a]
Franklin K2 Long Short Credit Fund, Class R6	97,573	18,154	(29,093)	86,634	902,723		17,383	26,855	[b]	5,541
Franklin LibertyQ Emerging Markets ETF	46,200	16,200	(15,000)	47,400	1,566,333		39,341	11,935		285,094
Franklin LibertyQ U.S. Equity ETF	—	41,600	(7,000)	34,600	1,000,283		12,307	82		108,382
Franklin Low Duration Total Return Fund, Class R6	482,134	411,564	(125,649)	768,049	7,542,245		142,872	(17,339)		(36,744)
Franklin Mutual International Fund, Class R6	56,683	9,337	(18,401)	47,619	760,469		17,176	7,750		78,128
Franklin Pelagos Commodities Strategy Fund, Class R6	104,776	38,900	(17,073)	126,603	845,712		1,050	(2,320)		14,535
Franklin Rising Dividends Fund, Class R6	41,021	5,860	(20,644)	26,237	1,602,829		24,328	95,032	[b]	196,538
Franklin Small Cap Growth Fund, Class R6	25,385	4,045	(8,212)	21,218	504,128		—	14,691	[b]	79,208
Franklin Strategic Income Fund, Class R6	173,601	46,500	(119,036)	101,065	995,493		28,095	3,755		26,925
Franklin U.S. Government Securities Fund, Class R6	381,149	103,640	(261,129)	223,660	1,359,850		46,951	(48,542)		20,022
Franklin Utilities Fund, Class R6	38,257	7,220	(12,373)	33,104	623,682		19,629	18,849	[b]	28,293
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	190,417	12,368,362	(11,654,195)	904,584	904,584		2,674	—		—
Templeton Foreign Fund, Class R6	146,086	23,237	(59,036)	110,287	875,682		16,594	27,079		115,876
Templeton Global Total Return Fund, Class R6	195,805	212,819	(60,674)	347,950	4,192,791		54,816	3,246		35,896

Total Affiliated Securities					$32,703,376		$562,687	$773,942		$2,169,429

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FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	269,016	(22,581)	246,435	$2,161,235		$64,787	$(1,017)	$(28,310)
Franklin Focused Core Equity Fund, Class R6	310,586	4,351	(314,937)	—	—	[a]	—	364,563	—	[a]
Franklin FTSE Europe ETF	—	258,300	(1,300)	257,000	6,554,785		1,469	(339)	87,218
Franklin Growth Fund, Class R6	222,262	11,072	(42,813)	190,521	18,011,853		136,764	706,030 [b]	3,356,707
Franklin Growth Opportunities Fund, Class R6	196,335	17,623	(37,780)	176,178	6,911,477		—	634,176[b]	1,083,668
Franklin India Growth Fund, Class R6	236,461	4,409	(240,870)	—	—	[a]	—	678,993	—	[a]
Franklin International Small Cap Growth Fund, Class R6	341,435	35,291	(96,081)	280,645	5,655,004		372,661	252,062 [b]	1,130,776
Franklin K2 Alternative Strategies Fund, Class R6	322,782	9,080	(331,862)	—	—	[a]	—	219,525	—	[a]
Franklin K2 Long Short Credit Fund, Class R6	347,486	32,742	(75,305)	304,923	3,177,305		61,182	91,908 [b]	19,206
Franklin LibertyQ Emerging Markets ETF	230,100	63,200	(47,700)	245,600	8,115,852		200,760	63,605	1,463,939
Franklin LibertyQ U.S. Equity ETF	—	173,200	(19,300)	153,900	4,449,234		54,884	8,491	482,076
Franklin Low Duration Total Return Fund, Class R6	1,135,007	867,402	(220,539)	1,781,870	17,497,960		326,779	(57,116)	(67,994)
Franklin Mutual International Fund, Class R6	257,590	10,840	(49,355)	219,075	3,498,627		79,238	(35,534)	432,625
Franklin Pelagos Commodities Strategy Fund, Class R6	384,794	98,627	(35,943)	447,478	2,989,152		3,709	(2,699)	51,228
Franklin Rising Dividends Fund, Class R6	191,281	8,506	(76,091)	123,696	7,556,565		114,060	442,219 [b]	942,923
Franklin Small Cap Growth Fund, Class R6	139,063	5,251	(26,794)	117,520	2,792,276		—	132,330 [b]	389,886
Franklin Strategic Income Fund, Class R6	390,110	76,810	(246,803)	220,117	2,168,148		60,768	(118,833)	185,430
Franklin U.S. Government Securities Fund, Class R6	931,341	189,031	(580,326)	540,046	3,283,482		112,032	(108,751)	41,345
Franklin Utilities Fund, Class R6	175,188	10,979	(34,237)	151,930	2,862,362		90,719	91,133 [b]	137,640
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	722,986	32,200,680	(30,946,351)	1,977,315	1,977,315		8,303	—	—
Templeton Foreign Fund, Class R6	616,488	23,051	(169,136)	470,403	3,734,999		70,777	189,009	423,628
Templeton Global Total Return Fund, Class R6	462,110	432,869	(103,998)	790,981	9,531,325		123,998	(532)	77,580

Total Affiliated Securities					$112,928,956		$1,882,890	$3,549,223	$10,209,571

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	72,574	(2,503)	70,071	$614,526		$16,760	$(92)	$(7,610)
Franklin Focused Core Equity Fund, Class R6	100,655	5,311	(105,966)	—	—	[a]	—	135,149	—	[a]
Franklin FTSE Europe ETF	—	108,100	—	108,100	2,757,091		617	—	36,495
Franklin Growth Fund, Class R6	72,816	11,197	(9,277)	74,736	7,065,559		52,885	196,314 [b]	1,266,278
Franklin Growth Opportunities Fund, Class R6	66,763	12,539	(12,549)	66,753	2,618,718		—	217,265 [b]	380,461
Franklin India Growth Fund, Class R6	85,606	6,821	(92,427)	—	—	[a]	—	261,872	—	[a]
Franklin International Small Cap Growth Fund, Class R6	134,599	29,436	(31,267)	132,768	2,675,265		175,755	74,649 [b]	508,473
Franklin K2 Alternative Strategies Fund, Class R6	99,662	13,114	(112,776)	—	—	[a]	—	48,406	—	[a]
Franklin K2 Long Short Credit Fund, Class R6	109,077	23,880	(23,740)	109,217	1,138,045		21,914	23,512 [b]	13,580
Franklin LibertyQ Emerging Markets ETF	78,100	28,600	(7,000)	99,700	3,294,586		80,186	2,504	565,191
Franklin LibertyQ U.S. Equity ETF	—	65,700	(6,300)	59,400	1,717,248		20,723	(1,378)	183,241
Franklin Low Duration Total Return Fund, Class R6	270,854	230,484	(23,180)	478,158	4,695,507		80,008	(5,193)	(27,902)
Franklin Mutual International Fund, Class R6	88,600	13,038	(11,168)	90,470	1,444,811		32,539	(2,318)	148,755
Franklin Pelagos Commodities Strategy Fund, Class R6	109,178	56,832	(5,486)	160,524	1,072,298		1,331	(1,446)	23,259

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	63,789	7,898	(22,219)	49,468	$3,022,018		$43,447	$120,279	[b]	$391,334
Franklin Small Cap Growth Fund, Class R6	54,396	7,680	(6,776)	55,300	1,313,917		—	24,474	[b]	205,562
Franklin Strategic Income Fund, Class R6	95,407	20,408	(53,406)	62,409	614,726		15,559	(8,448)		23,895
Franklin U.S. Government Securities Fund, Class R6	224,100	48,906	(121,386)	151,620	921,852		28,076	(22,295)		4,745
Franklin Utilities Fund, Class R6	61,409	10,478	(7,798)	64,089	1,207,439		35,821	20,492	[b]	60,303
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	61,193	12,737,617	(11,956,321)	842,489	842,489		3,348	—		—
Templeton Foreign Fund, Class R6	181,114	25,511	(40,841)	165,784	1,316,321		24,944	19,317		174,724
Templeton Global Total Return Fund, Class R6	109,721	118,875	(10,527)	218,069	2,627,734		30,500	(492)		13,736

Total Affiliated Securities					$40,960,150		$664,413	$1,102,571		$3,964,520

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	133,749	(9,754)	123,995	$1,087,436		$31,129	$(325)		$(13,913)
Franklin Focused Core Equity Fund, Class R6	307,928	1,090	(309,018)	—	—	[a]	—	314,947		—	[a]
Franklin FTSE Europe ETF	—	282,800	(600)	282,200	7,197,511		1,614	(171)		94,038
Franklin Growth Fund, Class R6	216,137	11,194	(28,733)	198,598	18,775,451		141,723	601,730	[b]	3,496,197
Franklin Growth Opportunities Fund, Class R6	218,186	20,615	(28,996)	209,805	8,230,671		—	733,072	[b]	1,243,060
Franklin India Growth Fund, Class R6	231,375	2,334	(233,709)	—	—	[a]	—	652,500		—	[a]
Franklin International Small Cap Growth Fund, Class R6	421,648	46,041	(96,446)	371,243	7,480,538		492,086	274,585	[b]	1,483,429
Franklin K2 Alternative Strategies Fund, Class R6	276,640	14,459	(291,099)	—	—	[a]	—	179,343		—	[a]
Franklin K2 Long Short Credit Fund, Class R6	299,300	40,713	(67,674)	272,339	2,837,777		54,644	74,618	[b]	21,858
Franklin LibertyQ Emerging Markets ETF	215,500	62,000	(30,600)	246,900	8,158,811		199,393	44,429		1,440,322
Franklin LibertyQ U.S. Equity ETF	—	178,600	(14,600)	164,000	4,741,224		57,872	880		513,416
Franklin Low Duration Total Return Fund, Class R6	548,374	456,150	(100,198)	904,326	8,880,483		157,654	(24,263)		(38,937)
Franklin Mutual International Fund, Class R6	301,451	13,261	(39,544)	275,168	4,394,437		99,323	(22,606)		501,037
Franklin Pelagos Commodities Strategy Fund, Class R6	314,820	113,991	(27,735)	401,076	2,679,185		3,325	(3,162)		53,835
Franklin Rising Dividends Fund, Class R6	176,199	7,777	(61,541)	122,435	7,479,534		110,490	353,133	[b]	977,426
Franklin Small Cap Growth Fund, Class R6	130,369	5,092	(17,235)	118,226	2,809,049		—	70,220	[b]	441,811
Franklin Strategic Income Fund, Class R6	184,001	36,046	(112,805)	107,242	1,056,334		28,124	(40,536)		70,417
Franklin U.S. Government Securities Fund, Class R6	493,378	99,502	(282,634)	310,246	1,886,296		60,330	(52,906)		15,837
Franklin Utilities Fund, Class R6	166,994	10,943	(22,090)	155,847	2,936,156		90,387	73,010	[b]	148,456
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	376,115	26,390,481	(25,742,549)	1,024,047	1,024,047		7,634	—		—
Templeton Foreign Fund, Class R6	622,852	24,216	(136,412)	510,656	4,054,605		76,833	104,940		534,604
Templeton Global Total Return Fund, Class R6	233,322	231,735	(47,907)	417,150	5,026,660		61,828	1,502		33,033

Total Affiliated Securities					$100,736,205		$1,674,389	$3,334,940		$11,015,926

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FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	39,039	(3,769)	35,270	$309,313		$8,523	$(128)		$(3,769)
Franklin Focused Core Equity Fund, Class R6	99,364	4,593	(103,957)	—	—	[a]	—	126,302		—	[a]
Franklin FTSE Europe ETF	—	91,500	—	91,500	2,333,708		522	—		30,286
Franklin Growth Fund, Class R6	67,717	8,943	(10,856)	65,804	6,221,103		46,565	203,682	[b]	1,121,513
Franklin Growth Opportunities Fund, Class R6	70,803	12,569	(11,443)	71,929	2,821,776		—	250,536	[b]	409,178
Franklin India Growth Fund, Class R6	76,925	4,181	(81,106)	—	—	[a]	—	228,437		—	[a]
Franklin International Small Cap Growth Fund, Class R6	134,099	25,802	(35,211)	124,690	2,512,514		164,646	63,949	[b]	508,477
Franklin K2 Alternative Strategies Fund, Class R6	84,269	9,655	(93,924)	—	—	[a]	—	39,132		—	[a]
Franklin K2 Long Short Credit Fund, Class R6	92,199	18,412	(24,251)	86,360	899,878		17,328	18,233	[b]	12,299
Franklin LibertyQ Emerging Markets ETF	67,200	24,600	(12,100)	79,700	2,633,687		64,467	9,897		461,824
Franklin LibertyQ U.S. Equity ETF	—	61,700	(6,400)	55,300	1,598,717		19,254	(492)		169,671
Franklin Low Duration Total Return Fund, Class R6	146,850	138,442	(32,970)	252,322	2,477,803		42,305	(1,444)		(16,097)
Franklin Mutual International Fund, Class R6	95,684	11,751	(15,495)	91,940	1,468,281		33,073	(6,632)		162,326
Franklin Pelagos Commodities Strategy Fund, Class R6	91,571	46,064	(10,233)	127,402	851,044		1,056	(2,302)		18,907
Franklin Rising Dividends Fund, Class R6	54,989	6,081	(20,659)	40,411	2,468,717		35,993	103,096	[b]	326,049
Franklin Small Cap Growth Fund, Class R6	41,829	4,983	(6,632)	40,180	954,674		—	20,062	[b]	150,233
Franklin Strategic Income Fund, Class R6	50,488	10,946	(31,148)	30,286	298,320		7,639	7,182		743
Franklin U.S. Government Securities Fund, Class R6	137,788	32,908	(80,574)	90,122	547,942		17,758	(15,610)		4,807
Franklin Utilities Fund, Class R6	52,313	7,726	(8,377)	51,662	973,305		29,447	21,600	[b]	47,782
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	183,134	10,599,317	(10,270,651)	511,800	511,800		2,591	—		—
Templeton Foreign Fund, Class R6	184,504	21,799	(46,886)	159,417	1,265,770		23,986	26,053		168,096
Templeton Global Total Return Fund, Class R6	56,988	62,904	(14,443)	105,449	1,270,655		14,932	1,976		5,457

Total Affiliated Securities					$32,419,007		$530,085	$1,093,529		$3,577,782

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	71,787	(6,520)	65,267	$572,392		$16,354	$(246)		$(7,272)
Franklin Focused Core Equity Fund, Class R6	226,425	4,117	(230,542)	—	—	[a]	—	229,379		—	[a]
Franklin FTSE Europe ETF	—	203,500	(1,400)	202,100	5,154,561		1,158	(289)		66,844
Franklin Growth Fund, Class R6	153,668	10,121	(22,888)	140,901	13,320,754		101,035	429,456	[b]	2,498,070
Franklin Growth Opportunities Fund, Class R6	160,883	17,485	(23,920)	154,448	6,058,976		—	543,833	[b]	919,950
Franklin India Growth Fund, Class R6	152,337	3,888	(156,225)	—	—	[a]	—	450,993		—	[a]
Franklin International Small Cap Growth Fund, Class R6	302,418	37,311	(74,029)	265,700	5,353,862		353,486	191,236	[b]	1,072,934
Franklin K2 Alternative Strategies Fund, Class R6	191,089	11,312	(202,401)	—	—	[a]	—	123,151		—	[a]
Franklin K2 Long Short Credit Fund, Class R6	205,705	32,728	(51,029)	187,404	1,952,745		37,601	48,819	[b]	17,381
Franklin LibertyQ Emerging Markets ETF	161,000	48,200	(26,900)	182,300	6,024,103		147,579	44,474		1,066,429
Franklin LibertyQ U.S. Equity ETF	—	129,300	(10,000)	119,300	3,448,951		42,504	4,706		373,695
Franklin Low Duration Total Return Fund, Class R6	302,710	257,045	(65,494)	494,261	4,853,644		83,811	(6,915)		(28,398)
Franklin Mutual International Fund, Class R6	216,679	12,508	(32,446)	196,741	3,141,949		71,162	(21,683)		365,061
Franklin Pelagos Commodities Strategy Fund, Class R6	224,286	76,470	(25,495)	275,261	1,838,747		2,281	(1,890)		35,398

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	124,876	7,223	(45,821)	86,278	$5,270,737		$78,493	$246,258	[b]	$700,305
Franklin Small Cap Growth Fund, Class R6	97,302	5,168	(14,503)	87,967	2,090,107		—	52,529	[b]	332,149
Franklin Strategic Income Fund, Class R6	104,214	16,209	(63,065)	57,358	564,972		15,022	17,200		(1,187)
Franklin U.S. Government Securities Fund, Class R6	275,361	47,648	(156,638)	166,371	1,011,535		32,187	(29,405)		9,623
Franklin Utilities Fund, Class R6	118,411	9,568	(17,727)	110,252	2,077,147		64,480	52,474	[b]	106,669
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	468,586	18,475,866	(18,428,077)	516,375	516,375		5,174	—		—
Templeton Foreign Fund, Class R6	521,744	27,592	(123,501)	425,835	3,381,131		64,163	88,880		448,287
Templeton Global Total Return Fund, Class R6	129,291	122,453	(33,203)	218,541	2,633,423		32,223	8,727		8,994

Total Affiliated Securities					$69,266,111		$1,148,713	$2,471,687		$7,984,932

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	28,648	(2,327)	26,321	$230,837		$6,049	$(92)		$(2,716)
Franklin Focused Core Equity Fund, Class R6	78,484	6,065	(84,549)	—	—	[a]	—	143,710		— [a]
Franklin FTSE Europe ETF	—	81,600	(100)	81,500	2,078,657		464	(25)		26,819
Franklin Growth Fund, Class R6	51,909	10,156	(4,813)	57,252	5,412,658		40,399	128,975	[b]	950,044
Franklin Growth Opportunities Fund, Class R6	53,630	13,334	(4,903)	62,061	2,434,663		—	183,316	[b]	344,440
Franklin India Growth Fund, Class R6	52,795	5,908	(58,703)	—	—	[a]	—	182,912		— [a]
Franklin International Small Cap Growth Fund, Class R6	100,058	26,511	(20,921)	105,648	2,128,805		139,652	53,177	[b]	385,305
Franklin K2 Alternative Strategies Fund, Class R6	62,928	9,420	(72,348)	—	—	[a]	—	33,320		— [a]
Franklin K2 Long Short Credit Fund, Class R6	67,452	19,302	(13,299)	73,455	765,406		14,739	13,866	[b]	9,069
Franklin LibertyQ Emerging Markets ETF	55,900	25,500	(5,400)	76,000	2,511,420		60,097	2,455		414,826
Franklin LibertyQ U.S. Equity ETF	—	52,900	(3,000)	49,900	1,442,604		17,180	(787)		151,892
Franklin Low Duration Total Return Fund, Class R6	97,303	105,567	(25,387)	177,483	1,742,879		28,297	(382)		(12,004)
Franklin Mutual International Fund, Class R6	71,811	13,450	(6,645)	78,616	1,255,505		28,257	711		119,977
Franklin Pelagos Commodities Strategy Fund, Class R6	70,838	40,709	(2,918)	108,629	725,642		901	(770)		17,155
Franklin Rising Dividends Fund, Class R6	41,207	6,492	(13,301)	34,398	2,101,377		29,231	80,506	[b]	264,417
Franklin Small Cap Growth Fund, Class R6	26,850	4,874	(2,522)	29,202	693,830		—	12,043	[b]	106,840
Franklin Strategic Income Fund, Class R6	33,073	10,400	(21,158)	22,315	219,806		5,323	8,192		(3,116)
Franklin U.S. Government Securities Fund, Class R6	86,663	31,085	(50,657)	67,091	407,910		11,577	(9,380)		1,962
Franklin Utilities Fund, Class R6	39,182	8,347	(3,704)	43,825	825,655		23,759	12,775[b]		39,072
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	181,567	8,997,414	(8,634,506)	544,475	544,475		2,316	—		—
Templeton Foreign Fund, Class R6	176,382	31,779	(34,817)	173,344	1,376,348		26,081	11,086		181,712
Templeton Global Total Return Fund, Class R6	38,236	52,003	(11,099)	79,140	953,640		10,523	1,273		1,306

Total Affiliated Securities					$27,852,117		$444,845	$856,881		$2,997,000

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FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	8,626	(643)	7,983	$70,010		$1,587	$(30)	$(723)
Franklin Focused Core Equity Fund, Class R6	17,233	4,526	(21,759)	—	—	[a]	—	31,325	—	[a]
Franklin FTSE Europe ETF	—	25,000	—	25,000	637,625		142	—	8,145
Franklin Growth Fund, Class R6	11,630	6,867	(654)	17,843	1,686,827		12,438	38,039 [b]	253,203
Franklin Growth Opportunities Fund, Class R6	11,687	7,734	(641)	18,780	736,749		—	54,481 [b]	81,802
Franklin India Growth Fund, Class R6	11,601	4,434	(16,035)	—	—	[a]	—	41,369	—	[a]
Franklin International Small Cap Growth Fund, Class R6	22,604	15,501	(4,881)	33,224	669,472		43,637	12,817 [b]	98,581
Franklin K2 Alternative Strategies Fund, Class R6	13,497	5,365	(18,862)	—	—	[a]	—	6,494	—	[a]
Franklin K2 Long Short Credit Fund, Class R6	14,523	10,658	(3,337)	21,844	227,616		4,383	3,853 [b]	1,655
Franklin LibertyQ Emerging Markets ETF	11,100	12,200	(1,100)	22,200	733,599		16,804	(68)	103,524
Franklin LibertyQ U.S. Equity ETF	—	16,200	(400)	15,800	456,777		5,238	(127)	45,623
Franklin Low Duration Total Return Fund, Class R6	19,590	43,228	(7,534)	55,284	542,891		7,521	(114)	(3,752)
Franklin Mutual International Fund, Class R6	16,099	9,399	(874)	24,624	393,245		8,799	(23)	30,815
Franklin Pelagos Commodities Strategy Fund, Class R6	15,880	17,593	(689)	32,784	218,999		272	(214)	6,193
Franklin Rising Dividends Fund, Class R6	9,309	4,480	(2,965)	10,824	661,215		8,384	18,587 [b]	77,491
Franklin Small Cap Growth Fund, Class R6	6,123	3,529	(345)	9,307	221,135		—	3,698 [b]	30,697
Franklin Strategic Income Fund, Class R6	6,730	5,182	(5,169)	6,743	66,418		1,368	867	140
Franklin U.S. Government Securities Fund, Class R6	16,523	14,148	(11,807)	18,864	114,691		2,717	(1,894)	59
Franklin Utilities Fund, Class R6	8,945	5,458	(475)	13,928	262,409		6,803	4,028 [b]	8,074
Institutional Fiduciary Trust Money Market
Portfolio, 0.89%	83,312	3,457,364	(3,418,479)	122,197	122,197		759	—	—
Templeton Foreign Fund, Class R6	41,260	23,538	(8,341)	56,457	448,268		8,495	431	51,637
Templeton Global Total Return Fund, Class R6	7,573	19,204	(3,187)	23,590	284,265		2,639	(332)	(393)

Total Affiliated Securities					$8,554,408		$131,986	$213,187	$792,771

aAs of December 31, 2017, no longer held by the fund.

bIncludes realized gain distributions received.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05% and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At December 31, 2017, Franklin Advisers, Inc. owned 8.2% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares.

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4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2017, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2017, the capital loss carryforwards were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2030 Retirement Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 156,956	$684,887	$234,049
Long term	1,259,864	10,127	—
Total capital loss carryforwards	$1,416,820	$695,014	$234,049

During the year ended December 31, 2017, the Funds utilized capital loss carryforwards as follows:

Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2030 Retirement Target Fund
$169,551	$ 764,967	$ 2,359,923	$ 1,163,849
Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund
$2,100,351	$ 832,264	$ 1,321,191	$ 653,707

Franklin LifeSmart 2055 Retirement Target Fund
$28,717

The tax character of distributions paid during the years ended December 31, 2017 and 2016, was as follows:

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund		Franklin LifeSmart 2025 Retirement Target Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$2,294,914	$1,727,570	$443,307	$508,617	$2,148,717	$1,596,928
Long term capital gain	—	350,055	—	261,345	—	1,321,638
	$2,294,914	$2,077,625	$443,307	$769,962	$2,148,717	$2,918,566
Return of capital	—	252,577	—	—	—	—
	$2,294,914	$2,330,202	$443,307	$769,962	$2,148,717	$2,918,566

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	Franklin LifeSmart 2030 Retirement Target Fund		Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$791,735	$289,801	$2,261,545	$1,001,102	$679,653	$239,712
Long term capital gain	—	319,107	—	1,314,223	—	216,602
	$791,735	$608,908	$2,261,545	$2,315,325	$679,653	$456,314

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund		Franklin LifeSmart 2055 Retirement Target Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$1,618,909	$685,135	$530,396	$183,051	$156,610	$52,618
Long term capital gain	—	825,821	—	199,667	25,795	17,628
	$1,618,909	$1,510,956	$530,396	$382,718	$182,405	$70,246

At December 31, 2017, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Cost of investments	$57,786,628	$34,713,851	$112,087,456

Unrealized appreciation	$ 2,090,029	$ 3,325,488	$ 20,613,376
Unrealized depreciation	(1,108,301)	(958,463)	(2,893,348)
Net unrealized appreciation (depreciation)	$ 981,728	$ 2,367,025	$ 17,720,028

Undistributed ordinary income	$ 980	$ 122,066	$ 190,555
Undistributed long term capital gains	—	—	1,380,137
Distributable earnings	$ 980	$ 122,066	$ 1,570,692

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Cost of investments	$42,235,690	$97,677,709	$32,896,953

Unrealized appreciation	$ 5,267,806	$19,743,383	$ 4,501,293
Unrealized depreciation	(646,008)	(1,316,591)	(448,354)
Net unrealized appreciation (depreciation)	$ 4,621,798	$18,426,792	$ 4,052,939

Undistributed ordinary income	$ 183,923	$ 181,835	$ 139,506
Undistributed long term capital gains	—	1,336,175	281,724
Distributable earnings	$ 183,923	$ 1,518,010	$ 421,230

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5. Income Taxes (continued)

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Cost of investments	$66,401,085	$28,030,880	$8,606,975

Unrealized appreciation	$13,903,476	$ 3,968,631	$ 951,788
Unrealized depreciation	(756,670)	(406,926)	(94,535)
Net unrealized appreciation (depreciation)	$13,146,806	$ 3,561,705	$ 857,253

Undistributed ordinary income	$ 49,764	$ 125,661	$ 15,657
Undistributed long term capital gains	1,182,284	227,274	119,352
Distributable earnings	$ 1,232,048	$ 352,935	$ 135,009

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2017, were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Purchases	$17,471,849	$17,005,119	$42,609,462
Sales	$29,193,299	$19,265,765	$56,304,307

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Purchases	$17,323,074	$34,722,870	$13,273,049
Sales	$15,579,998	$43,097,990	$14,612,714

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Purchases	$23,808,261	$12,145,294	$5,242,083
Sales	$31,347,069	$9,697,949	$2,297,941

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NOTES TO FINANCIAL STATEMENTS

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 9, 2018, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 8, 2019, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2017, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$52,874,553	$—	$—	$52,874,553
Index-Linked Notes	—	3,345,370	2,483,383	5,828,753
Short Term Investments	65,050	—	—	65,050

Total Investments in Securities	$52,939,603	$3,345,370	$2,483,383	$58,768,356

Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$36,111,338	$—	$—	$36,111,338
Short Term Investments	904,584	64,954	—	969,538

Total Investments in Securities	$37,015,922	$64,954	$—	$37,080,876

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$127,080,383	$—	$—	$127,080,383
Short Term Investments	1,977,315	749,786	—	2,727,101

Total Investments in Securities	$129,057,698	$749,786	$—	$129,807,484

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$45,853,489	$—	$—	$45,853,489
Short Term Investments	842,489	161,510	—	1,003,999

Total Investments in Securities	$46,695,978	$161,510	$—	$46,857,488

Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$113,969,545	$—	$—	$113,969,545
Short Term Investments	1,024,047	1,110,909	—	2,134,956

Total Investments in Securities	$114,993,592	$1,110,909	$—	$116,104,501

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$36,226,359	$—	$—	$36,226,359
Short Term Investments	511,800	211,733	—	723,533

Total Investments in Securities	$36,738,159	$211,733	$—	$36,949,892

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$78,123,130	$—	$—	$78,123,130
Short Term Investments	516,375	908,386	—	1,424,761

Total Investments in Securities	$78,639,505	$908,386	$—	$79,547,891

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$30,904,163	$—	$—	$30,904,163
Short Term Investments	544,475	143,947	—	688,422

Total Investments in Securities	$31,448,638	$143,947	$—	$31,592,585

Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$9,342,031	$—	$—	$9,342,031
Short Term Investments	122,197	—	—	122,197

Total Investments in Securities	$9,464,228	$—	$—	$9,464,228

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A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. At December 31, 2017, the reconciliation of assets is as follows:

	Balance at Beginning of Year	Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes	$—	$2,500,000	$—	$—	$—	$—	$—	$(16,617)	$2,483,383	$(16,617)

Level 3 investments include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart Retirement Income Fund, Franklin Lifesmart 2020 Retirement Target Fund, Franklin Lifesmart 2025 Retirement Target Fund, Franklin Lifesmart 2030 Retirement Target Fund, Franklin Lifesmart 2035 Retirement Target Fund, Franklin Lifesmart 2040 Retirement Target Fund, Franklin Lifesmart 2045 Retirement Target Fund, Franklin Lifesmart 2050 Retirement Target Fund and Franklin Lifesmart 2055 Retirement Target Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LifeSmart Retirement Income Fund, Franklin Lifesmart 2020 Retirement Target Fund, Franklin Lifesmart 2025 Retirement Target Fund, Franklin Lifesmart 2030 Retirement Target Fund, Franklin Lifesmart 2035 Retirement Target Fund, Franklin Lifesmart 2040 Retirement Target Fund, Franklin Lifesmart 2045 Retirement Target Fund, Franklin Lifesmart 2050 Retirement Target Fund, Franklin Lifesmart 2055 Retirement Target Fund (the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California February 15, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2017:

Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
$114,286	$100,577	$26,224	$105,620	$43,883

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2017:

Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2030 Retirement Target Fund
13.23%	21.96%	21.28%	22.31%

Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund
20.39%	22.15%	20.33%	23.17%

Franklin LifeSmart 2055 Retirement Target Fund
21.93%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2017:

Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2030 Retirement Target Fund
$417,259	$216,220	$1,023,063	$400,748

Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund
$1,087,955	$354,012	$792,823	$305,354

Franklin LifeSmart 2055 Retirement Target Fund
$88,214

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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TAX INFORMATION (UNAUDITED)

During the fiscal year ended December 31, 2017, the Fund’s, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2017, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0023	$0.0327	$0.0147
Class C	$0.0023	$0.0327	$0.0147
Class R	$0.0023	$0.0327	$0.0147
Class R6	$0.0023	$0.0327	$0.0147
Advisor Class	$0.0023	$0.0327	$0.0147

Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0031	$0.0391	$0.0213
Class C	$0.0031	$0.0391	$0.0213
Class R	$0.0031	$0.0391	$0.0213
Class R6	$0.0031	$0.0391	$0.0213
Advisor Class	$0.0031	$0.0391	$0.0213

Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0031	$0.0402	$0.0239
Class C	$0.0031	$0.0402	$0.0239
Class R	$0.0031	$0.0402	$0.0239
Class R6	$0.0031	$0.0402	$0.0239
Advisor Class	$0.0031	$0.0402	$0.0239

Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0039	$0.0485	$0.0299
Class C	$0.0039	$0.0485	$0.0299
Class R	$0.0039	$0.0485	$0.0299
Class R6	$0.0039	$0.0485	$0.0299
Advisor Class	$0.0039	$0.0485	$0.0299

Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0037	$0.0463	$0.0294
Class C	$0.0037	$0.0463	$0.0294
Class R	$0.0037	$0.0463	$0.0294
Class R6	$0.0037	$0.0463	$0.0294
Advisor Class	$0.0037	$0.0463	$0.0294

Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0042	$0.0516	$0.0328
Class C	$0.0042	$0.0516	$0.0328
Class R	$0.0042	$0.0516	$0.0328
Class R6	$0.0042	$0.0516	$0.0328
Advisor Class	$0.0042	$0.0516	$0.0328

Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0040	$0.0485	$0.0315
Class C	$0.0040	$0.0485	$0.0315
Class R	$0.0040	$0.0485	$0.0315
Class R6	$0.0040	$0.0485	$0.0315
Advisor Class	$0.0040	$0.0485	$0.0315

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TAX INFORMATION (UNAUDITED)

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin LifeSmart 2055 Retirement Target Fund
Class A	$0.0033	$0.0405	$0.0268
Class C	$0.0033	$0.0405	$0.0268
Class R	$0.0033	$0.0405	$0.0268
Class R6	$0.0033	$0.0405	$0.0268
Advisor Class	$0.0033	$0.0405	$0.0268

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Fund Allocator Series was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Fund Allocator Series and to vote on the following proposals: for each of the Funds, except Franklin LifeSmart Retirement Income Fund, to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval; and for each of the Funds, to approve an amended fundamental investment restriction regarding investments in commodities. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Fund Allocator Series: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson; (ii) the proposal to use a “manager of managers” structure was approved by shareholders of each Fund voting, except Franklin LifeSmart 2045 Retirement Target Fund; and (iii) the proposal to approve the amended fundamental investment restriction regarding investments in commodities was approved by shareholders of each Fund. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	390,516,091	13,444,532
Terrence J. Checki	390,358,474	13,602,149
Mary C. Choksi	390,976,557	12,983,067
Edith E. Holiday	390,925,009	13,035,612
Gregory E. Johnson	390,675,564	13,285,060
Rupert H. Johnson, Jr.	390,454,015	13,506,608
J. Michael Luttig	390,724,016	13,236,605
Larry D. Thompson	390,661,770	13,298,853
John B. Wilson	390,907,907	13,052,714

Total Trust Shares Outstanding*: 723,360,102

* As of the record date.

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Proposal 2.	To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Franklin LifeSmart 2020 Retirement Target Fund

Shares

For	1,756,409
Against	32,805
Abstain	27,884
Broker Non-Votes	591,225
Total Fund Shares Voted	2,408,323
Total Fund Outstanding Shares*	3,045,571

Franklin LifeSmart 2025 Retirement Target Fund
Shares
For	4,013,449
Against	267,276
Abstain	232,812
Broker Non-Votes	1,100,424
Total Fund Shares Voted	5,613,963
Total Fund Outstanding Shares*	10,052,054

Franklin LifeSmart 2030 Retirement Target Fund
Shares
For	1,995,136
Against	32,117
Abstain	48,511
Broker Non-Votes	521,286
Total Fund Shares Voted	2,597,050
Total Fund Outstanding Shares*	3,467,754

Franklin LifeSmart 2035 Retirement Target Fund
Shares
For	3,717,927
Against	187,157
Abstain	26,271
Broker Non-Votes	1,387,124
Total Fund Shares Voted	5,318,481
Total Fund Outstanding Shares*	8,364,587

Franklin LifeSmart 2040 Retirement Target Fund
Shares
For	1,625,398
Against	4,158
Abstain	11,324
Broker Non-Votes	310,626
Total Fund Shares Voted	1,951,505
Total Fund Shares Outstanding*	2,692,745

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Franklin LifeSmart 2045 Retirement Target Fund

Shares
For	2,317,288
Against	237,615
Abstain	53,728
Broker Non-Votes	964,381
Total Fund Shares Voted	3,573,012
Total Fund Shares Outstanding*	5,805,142

Franklin LifeSmart 2050 Retirement Target Fund

Shares
For	1,295,693
Against	3,793
Abstain	836
Broker Non-Votes	200,554
Total Fund Shares Voted	1,500,876
Total Fund Shares Outstanding*	2,243,656

Franklin LifeSmart 2055 Retirement Target Fund

Shares
For	414,270
Against	10,718
Abstain	556
Broker Non-Votes	87,788
Total Fund Shares Voted	513,332
Total Fund Shares Outstanding*	748,576

Proposal 3.	To approve an amended fundamental investment restriction regarding investments in commodities:

Franklin LifeSmart Retirement Income Fund

Shares
For	2,558,850
Against	28,752
Abstain	92,466
Broker Non-Votes	555,349
Total Fund Shares Voted	3,235,417
Total Fund Shares Outstanding*	5,474,017

Franklin LifeSmart 2020 Retirement Target Fund

Shares
For	1,775,125
Against	12,950
Abstain	29,023
Broker Non-Votes	591,225
Total Fund Shares Voted	2,408,323
Total Fund Shares Outstanding*	3,045,571

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Franklin LifeSmart 2025 Retirement Target Fund

Shares
For	4,109,114
Against	121,704
Abstain	282,721
Broker Non-Votes	1,100,424
Total Fund Shares Voted	5,613,963
Total Fund Shares Outstanding*	10,052,054

Franklin LifeSmart 2030 Retirement Target Fund

Shares
For	2,007,020
Against	22,890
Abstain	45,855
Broker Non-Votes	521,286
Total Fund Shares Voted	2,597,050
Total Fund Shares Outstanding*	3,467,754

Franklin LifeSmart 2035 Retirement Target Fund

Shares
For	3,788,603
Against	35,179
Abstian	107,574
Broker Non-Votes	1,387,124
Total Fund Shares Voted	5,318,481
Total Fund Shares Outstanding*	8,364,587

Franklin LifeSmart 2040 Retirement Target Fund

Shares
For	1,625,398
Against	4,377
Abstain	11,104
Broker Non-Votes	310,626
Total Fund Shares Voted	1,951,505
Total Fund Shares Outstanding*	2,692,745

Franklin LifeSmart 2045 Retirement Target Fund

Shares
For	2,543,856
Against	10,001
Abstain	54,774
Broker Non-Votes	964,381
Total Fund Shares Voted	3,573,012
Total Fund Shares Outstanding*	5,805,142

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Franklin LifeSmart 2050 Retirement Target Fund

Shares
For	1,286,839
Against	1,035
Abstain	12,448
Broker Non-Votes	200,554
Total Fund Shares Voted	1,500,876
Total Fund Shares Outstanding*	2,243,656

Franklin LifeSmart 2055 Retirement Target Fund

Shares
For	414,129
Against	10,520
Abstain	895
Broker Non-Votes	87,788
Total Fund Shares Voted	513,332
Total Fund Shares Outstanding*	748,576

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	139	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since December	113	Hess Corporation (exploration of oil
One Franklin Parkway		2017		and gas) (2014-present).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	139	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	139	Hess Corporation (exploration and refining of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	113	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	153	None
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	139	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Gaston Gardey (1967)	Chief Financial	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Officer,
San Mateo, CA 94403-1906	Chief Accounting Officer and Treasurer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971)	Chief Executive	Since	Not Applicable	Not Applicable
One Franklin Parkway	Officer –	June 2017
San Mateo, CA 94403-1906	Finance and Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer – Investment Management

Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	–AML
San Mateo, CA 94403-1906	Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Compliance Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906	and Secretary

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin

Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager Franklin Advisers, Inc.
Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 franklintempleton.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	RTF A 02/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $343,016 for the fiscal year ended December 31, 2017 and $340,229 for the fiscal year ended December 31, 2016.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $14,000 for the fiscal year ended December 31, 2017 and $345,590 for the fiscal year ended December 31, 2016. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, review of system processes related to fixed income securities, and benchmarking services in connection with the 2015 ICI TA Survey.

(e)   (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $14,000 for the fiscal year ended December 31, 2017 and $345,590 for the fiscal year ended December 31, 2016.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	February 26, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date	February 26, 2018